                                                      Registration No. 333-13087

      As filed with the Securities and Exchange Commission on April 30, 1999

                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549


                           Post-Effective Amendment No. 5

                                      FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
              SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM
                                       N-8B-2


A.   Exact name of trust: Sun Life of Canada (U.S.) Variable Account G

B.   Name of depositor: Sun Life Assurance Company of Canada (U.S.)

C.   Complete address of depositor's principal executive offices:

          One Sun Life Executive Park
          Wellesley Hills, Massachusetts 02481

D.   Name and complete address of agent for service:

          Ellen B. King
          Secretary
          Sun Life Assurance Company of Canada (U.S.)
          One Sun Life Executive Park
          Wellesley Hills, Massachusetts 02481

     Copies to:

          Josephine Cicchetti, Esq.
          Jorden Burt Boros Cicchetti Berenson & Johnson LLP
          Suite 400 East
          1025 Thomas Jefferson St., N.W.
          Washington, D.C. 20007-0805

          It is proposed that this filing will become effective (check appropriate box)

          _    immediately upon filing pursuant to paragraph (b)
          X    on May 3, 1999 pursuant to paragraph (b)
          _    60 days after filing pursuant to paragraph (a)(1)
          _    on (date) pursuant to paragraph (a)(1) of Rule 485.

E.   Title of securities being registered:

          Flexible Premium Variable Universal Life Insurance Policies.

F.   Approximate date of proposed public offering:

          As soon as practicable after the effective date of this registration statement.

                           RECONCILIATION AND TIE BETWEEN
                             FORM N-8B-2 AND PROSPECTUS


ITEM NO. OF
FORM N-8B-2    CAPTION IN PROSPECTUS
-----------    ---------------------
     1         Cover Page
               The Variable Account
     2         Cover Page
               About Who We Are
     3         Cover Page
               About Who We Are
     4         Distribution of Policy.
     5         The Variable Account
     6         Not Applicable
     7         Not Applicable
     8         Other Information
                    Financial Statements
     9         Legal Proceedings
     10        Summary of Policy
               The Variable Account
               About the Policy
                    Premium Payments
                    Death Benefit
                    Account Value
                    Accessing Your Account Value
                    Cash Surrender Value Payable Upon Maturity
                    Charges, Deductions and Refunds
                    Other Policy Provisions
                         Addition, Deletion or Substitution of Investments
                         Modification
               Voting Rights
               Federal Tax Considerations
     11        Summary of Policy
               The Variable Account
               The Funds
     12        Summary of Policy
               The Funds
     13        Summary of Policy
               The Funds
                    Fees and Expenses of the Funds
               About the Policy
                    Charges, Deductions and Refunds
               Distribution of Policy
     14        About the Policy
                    Application and Issuance
     15        About the Policy
                    Application and Issuance
                    Free Look Period
                    Premium Payments
                    Account Value
                    Transfer Privileges
     16        About the Policy
                    Premium Payments
                    Account Value
                    Transfer Privileges
                    Accessing Your Account Value
     17        About the Policy
                    Free Look Period

                    Accessing Your Policy's Account Value
     18        The Variable Account
               About the Policy
                    Account Value
     19        About the Policy
                    Other Policy Provisions
                         Reports to Policy owners
     20        Not Applicable
     21        About the Policy
                    Death Benefit
                         Policy Proceeds
                    Account Value
                         Account Value in the Loan Account
                    Accessing Your Account Value
                         Policy Loans
     22        Not Applicable
     23        Our Directors and Executive Officers
     24        Not Applicable
     25        About Who We Are
     26        Not Applicable
     27        About Who We Are
     28        About Who We Are
               Our Directors and Executive Officers
     29        About Who We Are
     30        Not Applicable
     31        Not Applicable
     32        Not Applicable
     33        Not Applicable
     34        Not Applicable
     35        Distribution of Policy
     36        Not Applicable
     37        Not Applicable
     38        Distribution of Policy
     39        Distribution of Policy
     40        Not Applicable
     41        Distribution of Policy
     42        Not Applicable
     43        Not Applicable
     44        About the Policy
                    Application and Issuance
                    Free Look Period
                    Premium Payments
                    Account Value
                    Transfer Privileges
                    Charges, Deductions and Refunds
                         Reduction of Charges
     45        Not Applicable
     46        About the Policy
                    Application and Issuance
                    Free Look Period
                    Premium Payments
                    Account Value
                    Transfer Privileges
     47        Not Applicable
     48        About Who We Are
               The Variable Account
     49        Not Applicable
     50        The Variable Account
     51        Cover Page
               About the Policy
                    Premium Payments

                    Death Benefit
                    Account Value
                    Charges, Deductions and Refunds
                    Accessing Your Account Value
                    Other Policy Provisions
     52        The Variable Account
               About the Policy
                    Other Policy Provisions
                         Addition, Deletion or Substitution of Investments
                         Modification
     53        Federal Tax Considerations
                    Our Tax Status
     54        Not Applicable
     55        Not Applicable
     56        Not Applicable
     57        Not Applicable
     58        Not Applicable
     59        Other Information
                    Financial Statements


                                 PART I

   [LOGO]

                                                                      PROSPECTUS

One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
(800) 432-1102 Ext. 2438

                           SUN LIFE CORPORATE VUL-SM-

          A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

    This prospectus describes a variable universal life insurance policy (the "POLICY") issued by Sun Life Assurance Company of Canada (U.S.) ("WE" or "US") through Sun Life of Canada (U.S.) Variable Account G (the "VARIABLE ACCOUNT"), one of our separate accounts. The Policy allows "YOU," the policyowner, within certain limits, to:

    - Choose the life insurance coverage you need and increase or decrease coverage as your insurance needs change;

    -   Choose the amount and timing of premium payments;

    - Allocate net premium payments among the available investment options and transfer amounts among these options as your investment objectives change; and

    - Access your Policy's Account Value through policy loans and partial surrenders or a full surrender.

    This prospectus contains important information you should understand before purchasing a Policy. You should read this prospectus carefully and keep it for future reference.

    NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE SECURITIES OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                  May 3, 1999

                               TABLE OF CONTENTS


          TOPIC                                                         PAGE
          ------------------------------------------------------------  ----
          Summary of Policy...........................................    1
          About Who We Are............................................    7
          The Variable Account........................................    7
          The Funds...................................................    8
            Discontinued Funds........................................   10
            Fees and Expenses of the Funds............................   11
            Potential Conflicts.......................................   11
          About the Policy............................................   12
            Application and Issuance..................................   12
              Death Benefit Compliance Test...........................   13
              Initial Premium Payment.................................   13
              Effective Date of Coverage..............................   13
              Insurable Interest Requirement..........................   14
            Free Look Period..........................................   14
            Premium Payments..........................................   15
              General Limitations.....................................   15
              Guideline Premium Test Limitations......................   15
              Planned Periodic Premiums...............................   15
              Allocation of Net Premium...............................   16
              Modified Endowment Contracts............................   16
            Additional Protection Benefit Rider (APB Rider)...........   16
            Death Benefit.............................................   17
              Policy Proceeds.........................................   17
              Death Benefit Options...................................   17
              Changes in the Death Benefit Option.....................   18
              APB Rider Death Benefit.................................   19
              Minimum Face Amount.....................................   19
              Changes in Face Amount..................................   19
              Increases in Face Amount................................   19
              Decreases in Face Amount................................   19
            Account Value.............................................   20
              Account Value in the Sub-Accounts.......................   21
              Net Investment Factor...................................   22
              Account Value in the Loan Account.......................   22
              Insufficient Value......................................   23
              Grace Period............................................   23
              Splitting Units.........................................   23
            Transfer Privileges.......................................   23
            Accessing Your Account Value..............................   24
              Surrender...............................................   24


                        II                            SUN LIFE CORPORATE VUL-SM-

          TOPIC                                                         PAGE
          ------------------------------------------------------------  ----
              Partial Surrenders......................................   24
              Policy Loans............................................   25
              Deferral of Payment.....................................   25
            Cash Surrender Value Payable upon Maturity................   26
            Charges, Deductions and Refunds...........................   26
              Expense Charges Applied to Premium......................   26
              Sales Load Refund at Surrender..........................   27
              Mortality and Expense Risk Charge.......................   27
              Monthly Expense Charge..................................   27
              Monthly Cost of Insurance...............................   27
              Reduction of Charges....................................   28
            Termination of Policy.....................................   28
            Other Policy Provisions...................................   28
              Alteration..............................................   28
              Assignments.............................................   29
              Rights of Owner.........................................   29
              Rights of Beneficiary...................................   29
              Reports to Policyowners.................................   29
              Illustrations...........................................   30
              Conversion..............................................   30
              Misstatement of Age or Sex..............................   30
              Suicide.................................................   30
              Incontestability........................................   30
              Addition, Deletion or Substitution of Investments.......   31
              Nonparticipating........................................   31
              Modification............................................   31
              Entire Contract.........................................   31
          Performance Information.....................................   32
          Voting Rights...............................................   33
          Distribution of Policy......................................   34
          Federal Tax Considerations..................................   35
            Our Tax Status............................................   35
            Taxation of Policy Proceeds...............................   35
          Our Directors and Executive Officers........................   39
          Other Information...........................................   43
            State Regulation..........................................   43
            Legal Proceedings.........................................   44
            Experts...................................................   44
            Accountants...............................................   44
            Registration Statements...................................   44
            Year 2000 Compliance......................................   44
          Financial Statements........................................   45


                        III                           SUN LIFE CORPORATE VUL-SM-

          TOPIC                                                         PAGE
          ------------------------------------------------------------  ----
          Appendix A--Glossary of Policy Terms........................  A-1
          Appendix B--Hypothetical Illustrations of Cash Surrender
            Values, Account Values and Death Benefits.................  B-1


    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION WHERE THE OFFERING WOULD NOT BE LAWFUL. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS OR IN THE PROSPECTUS OR STATEMENT OF ADDITIONAL INFORMATION OF THE UNDERLYING MUTUAL FUNDS. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

                        IV                            SUN LIFE CORPORATE VUL-SM-

 THIS SUMMARY IS                          SUMMARY OF POLICY
 QUALIFIED BY          USE OF POLICY
 REFERENCE TO THIS         The Policy is designed primarily to provide
 PROSPECTUS IN ITS     corporations and other entities life insurance coverage
 ENTIRETY.             on employees or other persons in whose lives they have
                       an insurable interest, and may be used in connection
 Appendix A contains   with various types of non- tax-qualified executive
 a glossary of policy  benefit plans.
 terms used in this    THE VARIABLE ACCOUNT
 prospectus.

                       - We have established a separate account, the Variable Account, to fund the variable insurance benefits under the Policy.

                       - The assets of the Variable Account are insulated from the claims of our general creditors.


                       - The Variable Account is divided into 36 Sub-Accounts, each of which invests exclusively in shares of a corresponding mutual fund.


                       INVESTMENT OPTIONS

                       - You may allocate your net premium payments among the available Sub-Accounts.

                       - You may transfer amounts from one Sub-Account to another.


                       FEES AND EXPENSES OF THE UNDERLYING FUNDS



 You should read the   You will indirectly bear the costs of investment
 underlying funds'     management fees and other expenses paid from the assets
 prospectuses before   of the underlying funds you select. The following table
 investing.            shows the fees and expenses paid by the funds as a
                       percentage of average net assets based on information for the year ended December 31, 1998. This information was provided by the funds and we have not independently verified it. The funds' fees and expenses are more fully described in the fund prospectuses which accompany this prospectus. You should read them before investing.

                                                      SUN LIFE CORPORATE VUL-SM-

                                         ANNUAL FUND EXPENSES
                        (as a percentage of underlying fund average net assets)



                                                                                         TOTAL
                                                                                         ANNUAL
                                                                                          FUND
                                                    MANAGEMENT          OTHER           OPERATING
                                                       FEES            EXPENSES         EXPENSES
                                                    ----------         --------         --------
AIM VARIABLE INSURANCE FUNDS, INC.
--------------------------------------------
    AIM V.I. Capital Appreciation Fund                 0.62%             0.05%            0.67%
    AIM V.I. Value Fund                                0.61%             0.05%            0.66%

DREYFUS VARIABLE INVESTMENT FUND
--------------------------------------------
    Capital Appreciation Portfolio                     0.75%             0.06%            0.81%
    Growth and Income Portfolio                        0.75%             0.03%            0.78%
    Quality Bond Portfolio                             0.65%             0.08%            0.73%
    Small Cap Portfolio                                0.75%             0.02%            0.77%

DREYFUS STOCK INDEX FUND                               0.25%             0.01%            0.26%
--------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------
    VIP Equity-Income Portfolio                        0.49%             0.08%            0.57% (1)
    VIP Growth Portfolio                               0.59%             0.07%            0.66% (1)
    VIP High Income Portfolio                          0.58%             0.12%            0.70%
    VIP Money Market Portfolio                         0.20%             0.10%            0.30%

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
--------------------------------------------
    VIP II Asset Manager: Growth Portfolio             0.59%             0.13%            0.72% (1)
    VIP II Contrafund Portfolio                        0.59%             0.07%            0.66%
    VIP II Index 500 Portfolio                         0.24%             0.04%            0.28% (1)
    VIP II Investment Grade Bond Portfolio             0.43%             0.14%            0.57%

J.P. MORGAN SERIES TRUST II
--------------------------------------------
    J.P. Morgan Bond Portfolio                         0.30%             0.45%            0.75% (4)
    J.P. Morgan Equity Portfolio                       0.40%             0.50%            0.90% (4)
    J.P. Morgan Small Company Portfolio                0.60%             0.55%            1.15% (4)

MFS/SUN LIFE SERIES TRUST
--------------------------------------------
    Capital Appreciation Series                        0.73%             0.04%            0.77% (5)
    Emerging Growth Series                             0.72%             0.06%            0.78% (5)
    Global Growth Series                               0.90%             0.11%            1.01% (5)
    Government Securities Series                       0.55%             0.07%            0.62% (5)
    Massachusetts Investors Growth Stock
      Series                                           0.75%             0.22%            0.97% (5)
    Massachusetts Investors Trust Series               0.55%             0.04%            0.59% (5)
    Money Market Series                                0.50%             0.06%            0.56% (5)
    Research Series                                    0.70%             0.06%            0.76% (5)
    Total Return Series                                0.65%             0.05%            0.70% (5)
    Utilities Series                                   0.75%             0.11%            0.86% (5)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
--------------------------------------------
    Limited Maturity Bond Portfolio                    0.65%             0.11%            0.76% (2)
    Mid-Cap Growth Portfolio                           0.85%             0.15%            1.00% (2)(3)
    Partners Portfolio                                 0.78%             0.06%            0.84% (2)

SUN CAPITAL ADVISERS TRUST
--------------------------------------------
    Investment Grade Bond Fund                         0.60%             0.15%            0.75% (7)
    Real Estate Fund                                   0.95%             0.30%            1.25% (7)


                          2                           SUN LIFE CORPORATE VUL-SM-

                                                                                         TOTAL
                                                                                         ANNUAL
                                                                                          FUND
                                                    MANAGEMENT          OTHER           OPERATING
                                                       FEES            EXPENSES         EXPENSES
                                                    ----------         --------         --------
T. ROWE PRICE EQUITY SERIES, INC.
--------------------------------------------
    T. Rowe Price Equity Income Portfolio              0.85%             0.00%            0.85% (6)
    T. Rowe Price New America Growth
      Portfolio                                        0.85%             0.00%            0.85% (6)

TEMPLETON VARIABLE PRODUCTS SERIES FUND
--------------------------------------------
    Templeton Stock Fund: Class 1                      0.70%             0.19%            0.89%

NOTES
--------------------------------------------



(1) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. The total operating expenses, after reimbursement for Index 500 Portfolio reflect these reductions in the above table.



(2) Neuberger Berman Advisers Management Trust is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. The figures reported under "Management Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" include all other expenses of the Portfolio and its corresponding Series.



(3) Expenses reflect expense reimbursement. Neuberger Berman Management, Inc.
(NBMI) has undertaken to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Mid-Cap Growth Portfolio's average daily net asset value. Absent such reimbursement, the Total Annual Expenses for the year ended December 31, 1998 would have been 1.43% for the Mid-Cap Growth Portfolio. These expense reimbursement agreements are subject to termination upon 60 days written notice with respect to the Mid-Cap Growth Portfolio, and there can be no assurance that these policies will be continued thereafter.



(4) The information in the foregoing table has been restated to reflect an agreement by Morgan Guaranty Trust Company of New York ("Morgan Guaranty"), an affiliate of Morgan, to reimburse the trust to the extent certain expenses exceed in any fiscal year 0.75%, 0.90%, 1.15% of the average daily net assets of the J.P. Morgan Bond Portfolio, J.P. Morgan Equity Portfolio and J.P. Morgan Small Company Portfolio, respectively. Without such reimbursements, total fund annual expenses would have been 1.02% for the J.P. Morgan Bond Portfolio, 1.48% for the J.P. Morgan Equity Portfolio, 3.43% for the J.P. Morgan Small Company Portfolio.



(5) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the series' expenses). Any such fee reductions are not reflected under "Other Expenses".



(6) "Management Fees" include other operating expenses.



(7) The adviser has voluntarily agreed to limit its management fee and to reimburse each fund's non-management expenses for an indefinite period. Each fund's Total Annual Expenses will be capped on an annual basis at the percentage of the fund's average daily net assets shown in the table above. To the extent that a fund's total expense ratio falls below its limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years. The adviser may modify or eliminate this voluntary expense limit at any time.


                          3                           SUN LIFE CORPORATE VUL-SM-

                       FREE LOOK PERIOD

                           You may return your Policy to us for any reason and
                       receive a refund within the later of 45 days after you sign a policy application or the 20-day period (or a longer period if required by applicable state law) beginning when you receive your Policy.

                       PREMIUM PAYMENTS

                       - You must make an initial minimum premium payment, the amount of which will vary based on the amount of life insurance coverage you request and other factors, including the insured's age, sex and health.

                       - Thereafter, you may choose the amount and timing of premium payments, within certain limits.

                       - We allocate your net premium payments among the Policy's investment options in accordance with your instructions.

                       ADDITIONAL PROTECTION BENEFIT RIDER

                       - You may use this rider to obtain additional life insurance coverage on the insured.

                       - We deduct the rider's cost from your Account Value on a monthly basis.

                       DEATH BENEFIT COMPLIANCE TEST

                       - To be eligible to receive favorable tax treatment under applicable federal tax law, your Policy must be subject to one of the following legal standards--

                           -   the Guideline Premium Test, or

                           -   the Cash Value Accumulation Test

                       - You choose the applicable test, but once made, you may not change your election.

                       DEATH BENEFIT

                       - If the Guideline Premium Test applies, you have a choice of two death benefit options--

                          4                           SUN LIFE CORPORATE VUL-SM-

 SPECIFIED FACE        -  the SPECIFIED FACE AMOUNT (Option A), or
 AMOUNT is the amount      -  the Specified Face Amount plus your Account Value
 of life insurance           (Option B).
 coverage you          -  You may change your death benefit option on any
 request, exclusive      Policy Anniversary, subject to our underwriting rules
 of any coverage         then in effect.
 added by rider.

                       - If the Cash Value Accumulation Test applies, you will be deemed to have elected Option A, which may not be changed.

                       -   After the first Policy Year, you may--

                           -   increase the Specified Face Amount
                               and, if applicable, the APB Rider Face
                               Amount, subject to satisfactory
                               evidence of the insured's
                               insurability; or

                           -   decrease the Specified Face Amount
                               and, if applicable, the APB Rider Face
                               Amount, provided that neither the
                               Specified Face Amount nor the Total
                               Face Amount after the decrease may be
                               less than certain minimum amounts, as
                               specified in your Policy.

                       ACCOUNT VALUE

                       -   Your Account Value will reflect--

                           -   the premiums you pay;

                           -   the investment performance of the
                               Sub-Accounts you select;

                           -   any loans, loan repayments and partial
                               surrenders; and

                           -   the charges we deduct under the
                               Policy.

                       ACCESSING YOUR ACCOUNT VALUE

 CASH SURRENDER VALUE  -  You may borrow from us using your Account Value as
 is your Account       collateral.
 Value, less any out-  -  You may surrender your Policy for its CASH SURRENDER
 standing Policy         VALUE.
 Debt, plus any sales  -  You may make a partial surrender of only a portion of
 load refund due at      the Cash Surrender Value once per year after your
 surrender.              Policy has been in force for one year.

                          5                           SUN LIFE CORPORATE VUL-SM-

 A partial surrender   POLICY CHARGES, DEDUCTIONS AND REFUNDS
 may cause a decrease  -  EXPENSE CHARGES APPLIED TO PREMIUM--We deduct from
 in Total Face Amount    each premium payment--
 if the amount of the      -  a charge to cover applicable premium taxes, which
 death benefit minus         varies by state but is guaranteed not to exceed 4%
 your Account Value          for all states except Kentucky for which the
 after the partial           guaranteed maximum rate is 9%;
 surrender exceeds         -  a 1.25% charge to cover our federal tax
 the amount of the           obligations with respect to the Policy; and
 death benefit minus       -  a 8.75% sales load up to a specified amount of
 your Account Value          premium and a 2.25% sales load on amount in excess
 before the partial          of that target amount for premiums paid during the
 surrender.                  first seven Policy Years, after which there is no
                             sales load charge.

                       - SALES LOAD REFUND AT SURRENDER--If you surrender your Policy during the first three Policy Years, we will refund a portion of the sales load charged against premium payments made during the Policy Year in which you surrendered your Policy.

                       - MORTALITY AND EXPENSE RISK CHARGES--We deduct a daily charge from your Account Value for the mortality and expense risks we assume with respect to the Policy. The guaranteed maximum daily rate is equivalent to an annual rate of 0.90% of assets. Our current daily rates are equivalent to annual rates of--

                           -   0.60% for Policy Years 1 through 10;

                           -   0.20% for Policy Years 11 through 20;
                               and

                           -   0.10% thereafter.

                       - MONTHLY DEDUCTIONS--We deduct a charge each month from your Account Value to cover administrative expenses relating to your Policy, which is guaranteed not to exceed $13.75 per month. Our current charges are $13.75 per month for the first policy year and $7.50 per month thereafter.

                       - MONTHLY COST OF INSURANCE--We deduct a monthly charge from your Account Value to cover our anticipated costs for providing your insurance coverage.

                       - REDUCTION OF CHARGES--We reserve the right to reduce any of our charges and deductions with respect to sales of the Policy involving certain group arrangements based on our expectations of cost savings and our claims experience.

                          6                           SUN LIFE CORPORATE VUL-SM-

                       WHAT IF CHARGES AND DEDUCTIONS EXCEED ACCOUNT VALUE?

                           Your Policy may terminate if your Account Value at
                       the beginning of any Policy Month is insufficient to pay all charges and deductions then due. When and if this occurs, we will send you written notice and allow you a 61 day grace period. If you do not make a premium payment within the grace period, sufficient to cover all accrued and unpaid charges and deductions, your Policy will terminate at the end of the grace period without further notice.

                       FEDERAL TAX CONSIDERATIONS

                           Your purchase of, and transactions under, your Policy
                       may have tax consequences that you should consider before purchasing a Policy. You may wish to consult a tax adviser. In general, the beneficiary will receive Policy Proceeds without there being taxable income. Increases in Account Value will not be taxable as earned, although there may be income tax due on a full or partial surrender of your Policy.

 We are an indirect,                       ABOUT WHO WE ARE
 wholly- owned             Sun Life Assurance Company of Canada (U.S.) is a
 subsidiary of Sun     stock life insurance company incorporated under the laws
 Life Assurance        of Delaware on January 12, 1970. We are authorized to do
 Company of Canada, a business in 48 states, the District of Columbia and Canadian mutual life Puerto Rico, and anticipate that we will eventually be
 insurance company.    authorized to do business in all states except New York.
                       We issue individual and group life insurance policies and annuity contracts.

                           We are an indirect, wholly-owned subsidiary of Sun
                       Life Assurance Company of Canada, a Canadian mutual life insurance company located at 150 King Street West, Toronto, Ontario, Canada.

                                       THE VARIABLE ACCOUNT

                           Sun Life of Canada (U.S.) Variable Account G is one
                       of our separate accounts established in accordance with Delaware law on July 25, 1996. The Variable Account may also be used to fund benefits payable under other life insurance policies we issue.

                           We own the assets of the Variable Account. The
                       income, gains or losses, realized or unrealized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses.

                          7                           SUN LIFE CORPORATE VUL-SM-

 The assets of the             We will at all times maintain assets in the
 Variable Account are  Variable Account with a total market value at least
 insulated from our    equal to the reserves and other liabilities relating to
 general liabilities.  the variable benefits under all policies participating in the Variable Account. Those assets may not be charged with our liabilities from our other business. The obligations under the Policy are, however, our general corporate obligations.

 The Variable Account          The Variable Account is registered with the
 is registered with    Securities and Exchange Commission under the Investment
 the SEC.              Company Act of 1940 as a unit investment trust. That
                       registration does not involve any supervision by the SEC of the management or investment practices or policies of the Variable Account.

                           The Variable Account may be deregistered if
                       registration is no longer required; however, we may continue, at our election, to operate the Variable Account as a unit investment trust or other form of investment company, subject to any necessary vote by those having voting rights. In the event of any change in the registration status of the Variable Account, we may amend the Policy to reflect the change and take such other action as may be necessary and appropriate to effect the change.


 The Variable Account          The Variable Account is divided into 36
 has 36 Sub-Accounts.  Sub-Accounts. Each Sub-Account invests exclusively in
 Each Sub-Account      shares of a corresponding investment portfolio of a
 invests exclusively   registered investment company (commonly known as a
 in shares of a        mutual fund). We may in the future add new or delete
 corresponding mutual  existing Sub-Accounts. The income, gains or losses,
 fund.                 realized or unrealized, from assets allocated to each
                       Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts.

                                            THE FUNDS



 The Fund                      The Policy currently offers 31 mutual fund
 Prospectuses which    options, which are briefly described below. More
 accompany this pro-   comprehensive information, including a discussion of
 spectus contain more  potential risks, is found in the current prospectuses
 information about     for the Funds which accompany this prospectus (the "Fund
 the funds.            Prospectuses"). You should read the Fund Prospectuses
                       before investing.

                           AIM VARIABLE INSURANCE FUNDS, INC.--is advised by A I
                       M Advisors, Inc. The available investment portfolios are--



                           -   AIM V.I. Capital Appreciation Fund



                           -   AIM V.I. Value Fund



                           DREYFUS STOCK INDEX FUND--is advised by the Dreyfus
                       Corporation.


                        8                             SUN LIFE CORPORATE VUL-SM-

                           DREYFUS VARIABLE INVESTMENT FUND--is advised by the
                       Dreyfus Corporation. The available investment portfolios are--

                           -   Capital Appreciation Portfolio

                           -   Growth and Income Portfolio

                           -   Quality Bond Portfolio

                           -   Small Cap Portfolio

                           FIDELITY VARIABLE INSURANCE PRODUCTS FUND--is advised
                       by Fidelity Management & Research Company ("FMR"); affiliates of FMR may assist it in the selection of investments for the Portfolios. The available investment portfolios are--

                           -   VIP High Income Portfolio

                           FIDELITY VARIABLE INSURANCE PRODUCTS FUND II--is
                       advised by FMR; affiliates of FMR may assist it in the selection of investments for the Portfolios. The available investment portfolios are--

                           -   VIP II Asset Manager: Growth Portfolio


                           -   VIP II Contrafund Portfolio (a growth
                               portfolio)


                           J.P. MORGAN SERIES TRUST II--is advised by J.P.
                       Morgan Investment Management Inc. The available investment portfolios are--

                           -   J.P. Morgan Bond Portfolio

                           -   J.P. Morgan Equity Portfolio

                           -   J.P. Morgan Small Company Portfolio


                           MFS/SUN LIFE SERIES TRUST--is advised by MFS
                       Investment Management ("MFS"), one of our affiliates. MFS has also retained Foreign & Colonial Management Limited ("FCM") and Foreign & Colonial Emerging Markets Limited, a subsidiary of FCM, as additional managers to the Global Growth Series. The available investment portfolios are--



                           -   Capital Appreciation Series


                           -   Emerging Growth Series


                           -   Global Growth Series


                           -   Government Securities Series


                           -   Massachusetts Investors Growth Stock
                               Series



                           -   Massachusetts Investors Trust Series
                               (a conservative growth series)


                        9                             SUN LIFE CORPORATE VUL-SM-

                           -   Money Market Series



                           -   Research Series (a growth series)


                           -   Total Return Series

                           -   Utilities Series


                           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST--The
                       investment portfolios of the Trust invest all of their net investable assets in a corresponding series of Advisers Managers Trust, an open-end management investment company advised by Neuberger Berman Management Inc. Each of these series invests in accordance with an investment objective, policies, and limitations identical to those of its corresponding portfolio. The available investment portfolios are--


                           -   Limited Maturity Bond Portfolio

                           -   Mid-Cap Growth Portfolio


                           -   Partners Portfolio (a capital growth
                               portfolio)



                           SUN CAPITAL ADVISERS TRUST--is advised by Sun Capital
                       Advisers, Inc. The available investment portfolios are--



                           -   Investment Grade Bond Fund



                           -   Real Estate Fund


                           T. ROWE PRICE EQUITY SERIES, INC.--is advised by T.
                       Rowe Price Associates, Inc. The available investment portfolios are--


                           -   T. Rowe Price Equity Income Portfolio



                           -   T. Rowe Price New America Growth
                               Portfolio



                           TEMPLETON VARIABLE PRODUCTS SERIES FUND--is advised
                       by Templeton Investment Counsel, Inc. The available investment portfolio is--



                           -   Templeton Stock Fund: Class 1 (a
                               global equity fund)


                       DISCONTINUED FUNDS

                           The following Funds are no longer available under the
                       Policy, except as described below--


                           -   Fidelity VIP Equity-Income Portfolio


                           -   Fidelity VIP Growth Portfolio

                           -   Fidelity VIP Money Market Portfolio

                        10                            SUN LIFE CORPORATE VUL-SM-

                           -   Fidelity VIP II Index 500 Portfolio

                           -   Fidelity VIP II Investment Grade Bond
                               Portfolio

                           If you had Account Value allocated to a Sub-Account
                       which invests in one of the first two Funds listed above as of May 1, 1999, you may maintain your existing allocations and may continue to allocate additional net premium payments or make transfers to that Sub-Account.

                           If you had Account Value allocated to a Sub-Account
                       which invests in one of the last three Funds listed above as of May 1, 1999, you may maintain your existing allocations, but may not allocate any additional net premium payments or make any future transfers to that Sub-Account.

                       FEES AND EXPENSES OF THE FUNDS


                           Fund shares are purchased at net asset value, which
                       reflects the deduction of investment management fees and other expenses. The management fees are charged by each Fund's investment adviser for managing the Fund and selecting its portfolio securities. Other expenses can include such items as interest expense on loans and contracts with transfer agents, custodians, and other companies that provide services to the Fund, and actual expenses may vary.



                           Because they are assessed at the fund level, you will
                       indirectly bear the fees and expenses of the Funds you select. The table contained in the front part of this prospectus shows the fees and expenses paid by the Funds as a percentage of average net assets. These fees and expenses are more fully described in the Fund Prospectuses which accompany this prospectus.


                       POTENTIAL CONFLICTS

                           We, as well as other affiliated and unaffiliated
                       insurance companies, may also purchase shares of the Funds on behalf of other separate accounts used to fund variable benefits payable under other variable life insurance and variable annuity contracts. As a result, it is possible, though we do not anticipate, that a material conflict may arise between the interests of our policyowners with respect to the Variable Account and those of other variable contractowners with respect to the other separate accounts that participate in the Funds. The Funds have agreed to monitor themselves for the existence of any material conflict between the interests of variable contractowners. In the event of such a conflict involving a Fund, we will take any steps necessary to remedy the conflict including withdrawing the assets of the Variable Account from the Fund. If the Variable Account or another separate account withdraws its assets from a Fund for

                        11                            SUN LIFE CORPORATE VUL-SM-
                       this reason, the Fund may be forced to sell its portfolio securities at disadvantageous prices which would negatively affect the investment performance of the corresponding Sub-Account.

                                         ABOUT THE POLICY

                           This prospectus describes the standard features of
                       the Policy. Your Policy, as issued, may differ in some respects due to legal requirements of the state where your Policy is issued.

                       APPLICATION AND ISSUANCE

                           To apply for a Policy, you must submit an application
                       to our Principal Office. We will then follow underwriting procedures designed to determine the insurability of the proposed insured. We offer the Policy on a regular (or medical) underwriting, simplified underwriting, or guaranteed issue basis. The proposed insured generally must be less than 81 years old for a Policy to be issued on a medical underwriting basis, less than 76 years old for issuance on a simplified underwriting basis, and less than 71 years old for issuance on a guaranteed issue basis. For Policies underwritten on a medical or simplified basis, we may require that the proposed insured undergo one or more medical examinations and that you provide us with such additional information as we may deem necessary, before an application is approved. We will issue Policies on a guaranteed basis with respect to certain groups of insureds. Policies issued on a guaranteed basis must be pre-approved based on information you provide to us on a master application and on certain other underwriting requirements which all members of a proposed group of insureds must meet. Proposed insureds must be acceptable risks based on our underwriting limits and standards. We will not issue a Policy until the underwriting process has been completed to our satisfaction. In addition, we reserve the right to reject any application that does not meet our underwriting requirements or to "rate" an insured as a substandard risk, which will result in increased Monthly Cost of Insurance charges.

                        12                            SUN LIFE CORPORATE VUL-SM-

 There are two                 DEATH BENEFIT COMPLIANCE TEST.  Your Policy
 tax-law compliance    must, at all times, satisfy one of two legal standards
 tests. You select     for it to qualify as life insurance and thus be entitled
 which applies to      to receive favorable tax treatment under applicable
 your Policy.          federal tax law. We will refer to these standards as the
                       "Cash Value Accumulation Test" and the "Guideline
                       Premium Test." Under both tests, the Death Benefit must effectively always equal or exceed your Account Value multiplied by a certain percentage (the "Death Benefit
                       Percentage"). The Death Benefit Percentages for the
                       Guideline Premium Test vary by age, whereas those for the Cash Value Accumulation Test vary by age and sex.
                       The Death Benefit Percentages for the Cash Value
                       Accumulation Test, in general, are greater than those for the Guideline Premium Test. The Guideline Premium
                       Test imposes limits on the amount of premium you may pay under your Policy, whereas the Cash Value Accumulation
                       Test does not.

                           You must specify in your policy application which of
                       these tests will apply to your Policy. You may not change your selection once your Policy has been issued. In general, if your primary objective is maximum accumulation of Account Value during the initial Policy Years, then the Cash Value Accumulation Test would be the more appropriate choice. If your primary objective is the most economically efficient method of obtaining a specified amount of coverage, then the Guideline Premium Test is generally more appropriate. Because your choice of tests depends on complex factors and may not be changed, you should consult with a qualified tax adviser before deciding.


                           INITIAL PREMIUM PAYMENT.  A Minimum Premium, as
                       specified in your Policy, will be due and payable as of the Issue Date. The Minimum Premium will vary based on the insured's Class, Issue Age, and sex and on the amount of insurance coverage. Pending approval of your application, we will allocate any premium payments you make to our General Account. If your application is not approved, we will promptly return your premium payments.


                           EFFECTIVE DATE OF COVERAGE.  Upon approval of your
                       application, we will issue to you a Policy on the life of the insured which will set forth your rights and our obligations. The Effective Date of Coverage for the Policy will be the latest of--


 The ISSUE DATE is             -  the ISSUE DATE,
 the date specified        - the date we approve the application for your
 as such in your             Policy, or
 Policy, from which        - the date you pay a premium equal to or in excess
 Policy                      of the
 Anniversaries,              Minimum Premium.
 Policy Years and
 Policy Months are
 measured.

                        13                            SUN LIFE CORPORATE VUL-SM-

                           INSURABLE INTEREST REQUIREMENT.  You must have an
                       insurable interest in the life of the insured up to the full amount of insurance coverage. Otherwise, your Policy will not qualify as life insurance under applicable state insurance and federal tax law. You should consult with a qualified adviser when determining the amount of coverage and before taking any action to increase the amount of existing coverage to ensure that you have an insurable interest for the full amount of coverage.

                       FREE LOOK PERIOD


                           If you are not satisfied with your Policy, you may
                       return it by delivering or mailing it to Our Principal Office or to the sales representative through whom you purchased the Policy within 20 days from the date of receipt (unless a different period is applicable under state law) or within 45 days after your application is signed, whichever period ends later (the "Free Look Period").


                           If you return your Policy during the Free Look
                       Period, your Policy will be deemed void and you will receive a refund equal to the sum of--

                           -   the difference between any premium
                               payments made, including fees and
                               charges, and the amounts allocated to
                               the Variable Account;

                           -   the value of the amounts allocated to
                               the Variable Account on the date the
                               cancellation request is received by us
                               or the sales representative through
                               whom you purchased the Policy, and

                           -   any fees or charges imposed on amounts
                               allocated to the Variable Account.

                           If required by applicable state insurance law,
                       however, you will receive instead a refund equal to the sum of all premium payments made, without regard to the investment experience of the Variable Account. Unless you are entitled to receive a full refund of premium, you bear all of the investment risks with respect to the amount of any net premiums allocated to the Variable Account during the Free Look Period with respect to your Policy.


                           If you are entitled under applicable state law to
                       receive a full refund during the Free Look Period, we will allocate net premium payments to the MFS/Sun Life Series Trust Money Market Series Sub-Account during that period beginning on the Investment Start Date. Upon expiration of the Free-Look Period, we will reallocate your Account Value and allocate future net premium payments in accordance with your instructions.


                        14                            SUN LIFE CORPORATE VUL-SM-

                       PREMIUM PAYMENTS

 The frequency and             In general, you may choose the frequency and
 amount of your        amount of any additional premium payments subject to the
 premium payments may  limits described below. You will be required, however,
 have tax              to make an initial minimum premium payment, as described
 consequences.         above. All premium payments should be made payable to
                       "Sun Life Assurance Company of Canada (U.S.)" and mailed to our Principal Office.

                           GENERAL LIMITATIONS.  We reserve the right to limit
                       the number of premium payments we accept on an annual basis. No premium payment may be less than $100 without our consent, although we will accept a smaller premium payment if it is necessary to keep your Policy in force. We reserve the right not to accept a premium payment that causes the Death Benefit to increase by an amount that exceeds the premium received and we may require satisfactory evidence of insurability before we accept such a premium.

                           GUIDELINE PREMIUM TEST LIMITATIONS.  The Guideline
                       Premium Test limits the amount of premium you may pay per year. We will not accept premium payments that would, in our opinion, exceed these limits, if you have chosen this test as the applicable Death Benefit Compliance Test. If you make a premium payment in excess of these limits, we will accept only that portion of the premium within those limits and refund the remainder to you. We will inform you of the applicable maximum premium limitations for the coming years in our annual report to you. In contrast, the Cash Value Accumulation Test does not impose any additional limitations on the amount of premium you may pay.

                           PLANNED PERIODIC PREMIUMS.  While you are not
                       required to make premium payments according to a fixed schedule, you may select a planned periodic premium schedule and corresponding billing period, subject to our premium limits. In general, the billing period must be annual or semiannual. We will send reminder notices for the planned periodic premium at the beginning of each billing period unless reminder notices have been suspended as described below. You are not required, however, to pay the planned periodic premium; you may increase or decrease premium payments, subject to our limits, and you may skip a planned payment or make unscheduled payments. You may change your planned payment schedule or the billing period, subject to our approval. Depending on the investment performance of the Sub-Accounts you select, the planned periodic premium may not be sufficient to keep your Policy in force, and you may need to change your planned payment schedule or make additional payments in order to prevent termination of your Policy. We reserve the right to suspend reminder notices if premiums are not being paid (except for notices in connection with the grace period). We will notify you prior to suspending reminder notices. We will also suspend reminder notices at your written request.

                        15                            SUN LIFE CORPORATE VUL-SM-

 NET PREMIUM is the            ALLOCATION OF NET PREMIUM.  We will allocate NET
 amount you pay as     PREMIUM among the Sub-Accounts in accordance with your
 premium minus         allocation instructions, except during the Free Look
 Expense Charges       Period as described above. You will be required to
 Applied to Premium.   specify initial allocation percentages in your policy
                       application. You must allocate at least five percent of Net Premium to each Sub-Account you select. All percentages must be in whole numbers.

                           You may change the allocation of future Net Premium
                       at any time by telephoning or writing to our Service Center. Telephone requests will be honored only if we have a properly completed telephone authorization form for you on file. We, our affiliates and the representative from whom you purchased your Policy will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. You will be required, for example, to identify yourself by name and a personal identification number. In addition, telephone requests may be recorded. An allocation change will be effective as of the date our Service Center receives your request for that change.

                           MODIFIED ENDOWMENT CONTRACTS.  Less favorable federal
                       tax rules apply to life insurance policies that are defined as "Modified Endowment Contracts." One way your Policy could become a Modified Endowment Contract is if you pay premiums in excess of applicable tax-law limitations.

                           We will notify you if we receive a premium that
                       would, in our opinion, cause your Policy to become a Modified Endowment Contract. We will not credit the premium unless we receive specific instructions from you to do so. If we have not received instructions within 24 hours of the date we sent notice to you, we will immediately return the premium.

                       ADDITIONAL PROTECTION BENEFIT RIDER (APB RIDER)

                           The Policy may be issued with an APB Rider. This
                       rider provides life insurance coverage, annually renewable to Attained Age 100, on the life of the insured equal to the amount of the APB Rider Death Benefit. You will be required to specify the initial APB Rider Face Amount in your policy application.

                           The cost of the APB Rider will be included in the
                       Monthly Cost of Insurance deduction. The applicable guaranteed maximum Monthly Cost of Insurance Rates for the APB Rider Death Benefit exceed those for the Base Death Benefit.

                        16                            SUN LIFE CORPORATE VUL-SM-

 TARGET PREMIUM is             Two otherwise identical Policies with the same
 the amount of         Total Face Amount will have different TARGET PREMIUMS
 premium specified as  depending on how much of the TOTAL FACE AMOUNT is such in your Policy,  attributable to the Specified Face Amount versus the APB
 used to determine     Rider Face Amount. Target Premium will be lower for the
 our sales load        Policy which has the greater APB Rider Face Amount,
 charges.              which will result in lower sales load deductions for
 TOTAL FACE AMOUNT is  that Policy.
 the sum of the            If you convert your Policy to a flexible premium
 Specified Face        universal life insurance policy, any related APB Rider
 Amount and the APB    will terminate automatically. An APB Rider will also
 Rider Face Amount.    terminate ON THE EARLIEST OF--

                           -   our receipt of your written request
                               for termination,

                           -   the lapse of your Policy because of
                               insufficient value, or

                           -   the termination of the Policy.

                       DEATH BENEFIT

                           POLICY PROCEEDS.  If your Policy is in force at the
                       time of the insured's death and we have received Due Proof of the insured's death, we will pay your designated beneficiary an amount equal to--

                           -   the amount of the Base Death Benefit,
                               MINUS

                           -   the amount of any outstanding Policy
                               Debt, PLUS

                           -   the amount of any APB Rider Death
                               Benefit, PLUS

                           -   the amount of any other supplemental
                               benefits.

                           The Amount of the Base Death Benefit depends upon the
                       death benefit option in effect at the time of the insured's death.

                           DEATH BENEFIT OPTIONS.  The Policy has two death
                       benefit options. You will be required to select one of them in your policy application.

                           OPTION A--SPECIFIED FACE AMOUNT.  Under this option,
                       the Base Death Benefit is THE GREATER OF--

                           -   your Policy's Specified Face Amount,
                               or

                           -   the Account Value multiplied by the
                               applicable Death Benefit Percentage.

                           OPTION B--SPECIFIED FACE AMOUNT PLUS ACCOUNT
                       VALUE. Under this option, the Base Death Benefit is THE GREATER OF--

                           -   the Specified Face Amount plus the
                               Account Value, or

                        17                            SUN LIFE CORPORATE VUL-SM-

                           -   the Account Value multiplied by the
                               applicable Death Benefit Percentage.

                           Option B is not available, however, and you will be
                       deemed to have elected Option A, if you have chosen the Cash Value Accumulation Test as the applicable Death Benefit Compliance Test.

                           At any time the Base Death Benefit is defined as the
                       Account Value multiplied by the applicable Death Benefit Percentage, and the Base Death Benefit minus Account Value exceeds your Policy's Total Face Amount, we reserve the right to distribute Account Value to you as a partial surrender to the extent necessary so that the Base Death Benefit minus Account Value will equal the Total Face Amount. You will not have the option of providing evidence of insurability to maintain a higher level of Base Death Benefit.

                           We will notify you in writing if we exercise our
                       right to distribute Account Value to you as a partial surrender as described above. You may allocate the partial surrender among the Sub-Accounts of the Variable Account. If you do not specify the allocation, then we will allocate the partial surrender among the Sub-Accounts in the same proportion that the Account Value of each Sub-Account bears to the aggregate Account Value of all Sub-Accounts on the date of partial surrender.

                           CHANGES IN THE DEATH BENEFIT OPTION.  If you have
                       chosen the Guideline Premium Test as the applicable Death Benefit Compliance Test, then you may change the death benefit option, subject to our underwriting rules in effect at the time of the change. Requests for a change must be made in writing to our Service Center. The effective date of the change will be the Policy Anniversary on or next following the date of receipt of your request.

                           If you change from Option B to Option A, we will
                       increase the Specified Face Amount by the Account Value. If you change from Option A to Option B, we will reduce the Specified Face Amount by the Account Value. In either case, the amount of the Base Death Benefit at the time of change will not be altered, but the change will affect the determination of the Base Death Benefit going forward.

                           A change in the death benefit option could cause
                       total premiums paid prior to the change to exceed the applicable maximum premium limitations under the Guideline Premium Test. The change could also reduce these limitations for future premium payments. If the requested change causes total premiums paid to exceed the applicable maximum premium limitations, you will be required to make a partial surrender of your Policy. You should consult a qualified tax adviser before changing the death benefit option.

                        18                            SUN LIFE CORPORATE VUL-SM-

                           APB RIDER DEATH BENEFIT.  The APB Rider Death Benefit
                       is THE GREATER OF ZERO OR THE RESULT OF the APB Rider Face Amount minus the excess, if any, of the Base Death Benefit over--

                           -   the Specified Face Amount, if the
                               applicable death benefit option is
                               Option A, or

                           -   the Specified Face Amount plus the
                               Account Value, if the applicable death
                               benefit option is Option B.

                           MINIMUM FACE AMOUNT.  Total Face Amount is the sum of
                       the Specified Face Amount and the APB Rider Face Amount. In general, the Total Face Amount must be at least $50,000, of which the Specified Face Amount must be at least $5,000. We reserve the right to waive these minimums and to offer your Policy only in conjunction with an APB Rider with a specified APB Rider Face Amount.

                           CHANGES IN FACE AMOUNT.  After the end of the first
                       Policy Year, you may change the Specified Face Amount and, if applicable, the APB Rider Face Amount, subject to our underwriting rules in effect at the time of the change. Unless you specify otherwise, we will first apply a change to the APB Rider Face Amount to the extent possible. You must send your request for a change to our Service Center in writing. The Effective Date of Coverage for changes will be--

                           -   for any increase in coverage, the
                               Monthly Anniversary Day that falls on
                               or next follows the date we approve
                               the supplemental application for the
                               increase; and

                           -   for any decrease in coverage, the
                               Monthly Anniversary Day that falls on
                               or next follows the date we receive
                               your request.

                           INCREASES IN FACE AMOUNT.  An increase in the
                       Specified Face Amount and, if applicable, the APB Rider Face Amount, is subject to our underwriting rules in effect at the time of the increase. You may be required to submit satisfactory evidence of the insured's insurability.

                           DECREASES IN FACE AMOUNT.  The Specified Face Amount
                       may not decrease to less than the Minimum Specified Face Amount specified in your Policy. Similarly, a decrease in Specified Face Amount or APB Rider Face Amount may not decrease the Total Face Amount to an amount less than the Minimum Total Face Amount specified in your Policy. A decrease in face amount will be applied--

                           -   first, to the most recent increase;

                           -   second, to the next most recent
                               increases in reverse chronological
                               order; and

                        19                            SUN LIFE CORPORATE VUL-SM-

                           -   finally, to the initial face amount.

                           A decrease in the Specified Face Amount or APB Rider
                       Face Amount could cause total premiums paid prior to the change to exceed the applicable maximum premium limitations under the Guideline Premium Test. The change could also reduce these limitations for future premium payments. If the requested change causes total premiums paid to exceed the applicable maximum premium limitations, you will be required to make a partial surrender of your Policy. You should consult a qualified tax adviser before decreasing the Specified Face Amount or APB Rider Face Amount.

                       ACCOUNT VALUE

                           Your Account Value is the sum of the amounts in each
                       Sub-Account of the Variable Account with respect to your Policy, plus the amount of the Loan Account.

                           We measure the amounts in the Sub-Accounts in terms
                       of Units and Unit Values. On any given day, the amount you have in a Sub-Account is equal to the Unit Value multiplied by the number of Units credited to you in that Sub-Account. The Units for each Sub-Account will have different Unit Values.

 A VALUATION DATE is           Amounts allocated to a Sub-Account will be used
 any day on which we, to purchase Units of the Sub-Account. Units are redeemed the applicable Fund, when you make partial surrenders, undertake policy loans
 and the New York      or transfer amounts from a Sub-Account, and for payment
 Stock Exchange are    of the Mortality and Expense Risk Charge, the Monthly
 open for business.    Expense Charge, and the Monthly Cost of Insurance
 The VALUATION PERIOD  Charge. The number of Units of each Sub-Account
 is the period of      purchased or redeemed is determined by dividing the
 time from one         dollar amount of the transaction by the Unit Value for
 determination of      the Sub-Account. The Unit Value for each Sub-Account is
 Unit Values to the    set at $10.00 for its first VALUATION DATE. The Unit
 next.                 Value for any subsequent Valuation Date is equal to the
                       Unit Value for the preceding Valuation Date multiplied by the Net Investment Factor. The Unit Value of a Sub-
                       Account for any Valuation Date is determined as of the close of the VALUATION PERIOD ending on that Valuation
                       Date.

                           Transactions are normally processed on the date we
                       receive a premium at our Principal Office or any acceptable written or telephonic request is received at our Service Center. If your premium or request is received on a date that is not a Valuation Date, or after the close of the New York Stock Exchange on a Valuation Date, the transaction will be processed on the next Valuation Date.

                        20                            SUN LIFE CORPORATE VUL-SM-

 The INVESTMENT START         ACCOUNT VALUE IN THE SUB-ACCOUNTS.  The Account
 DATE is the date we   Value attributable to each Sub-Account of the Variable
 apply your first      Account on the INVESTMENT START DATE equals--
 premium payment,      - that portion of Net Premium received and allocated to
 which will be THE       the
 LATER OF the Issue      Sub-Account, MINUS
 Date, the Business    - the Monthly Expense Charges due on the Issue Date and
 Day we approve your     subsequent Monthly Anniversary Days through the
 policy application,     Investment Start Date, MINUS
 or the Business Day   - the Monthly Cost of Insurance deductions due from the
 we receive a premium    Issue Date through the Investment Start Date.
 equal to or in
 excess of the
 Minimum Premium.

                           The Account Value attributable to each Sub-Account of
                       the Variable Account on subsequent Valuation Dates is equal to--

                           -   the Account Value attributable to the
                               Sub-Account on the preceding Valuation
                               Date multiplied by that Sub-Account's
                               Net Investment Factor, MINUS

                           -   the Daily Risk Percentage multiplied
                               by the number of days in the Valuation
                               Period multiplied by the Account Value
                               in the Sub-Account, PLUS

                           -   that portion of Net Premium received
                               and allocated to the Sub-Account
                               during the current Valuation Period,
                               PLUS

                           -   any amounts transferred by you to the
                               Sub-Account from another Sub-Account
                               during the current Valuation Period,
                               PLUS

                           -   that portion of any loan repayment
                               allocated to the Sub-Account during
                               the current Valuation Period, PLUS

                           -   that portion of any interest credited
                               on the Loan Account which is allocated
                               to the Sub-Account during the current
                               Valuation Period, MINUS

                           -   any amounts transferred by you from
                               the Sub-Account to another Sub-Account
                               during the current Valuation Period,
                               MINUS

                           -   that portion of any partial surrenders
                               deducted from the Sub-Account during
                               the current Valuation Period, MINUS

                           -   that portion of any Policy loan
                               transferred from the Sub-Account to
                               the Loan Account during the current
                               Valuation Period, MINUS

                           -   if a Monthly Anniversary Day occurs
                               during the current Valuation Period,
                               that portion of the Monthly Expense

                        21                            SUN LIFE CORPORATE VUL-SM-

                               Charge for the Policy month just
                               beginning charged to the Sub-Account,
                               MINUS

                           -   if a Monthly Anniversary Day occurs
                               during the current Valuation Period,
                               that portion of the Monthly Cost of
                               Insurance for the Policy month just
                               ending charged to the Sub-Account,
                               MINUS

                           -   if you surrender during the current
                               Valuation Period, that portion of the
                               pro-rata Monthly Cost of Insurance for
                               the Policy month charged to the
                               Sub-Account.

 A Sub-Account's Unit          NET INVESTMENT FACTOR.  The Net Investment
 Value on any          Factor is used to measure the Sub-Account's investment
 Valuation Date is     performance from one Valuation Period to the next. This
 equal to the Unit     factor will be greater or less than or equal to one,
 Value for the         corresponding to a positive or negative or to a lack of
 preceding Valuation   change in the Sub-Account's investment performance for
 Date multiplied by    the preceding Valuation Period.
 the Net Investment        The Net Investment Factor for each Sub-Account for
 Factor.               any Valuation Period is determined by dividing the net
                       result of--

                           -   the net asset value of a mutual fund
                               share held in the Sub-Account
                               determined as of the end of the
                               Valuation Period, PLUS

                           -   the per share amount of any dividend
                               or other distribution declared on fund
                               shares held in the Sub-Account if the
                               "ex-dividend" date occurs during the
                               Valuation Period, PLUS OR MINUS

 Although we do not    - a per share credit or charge with respect to any taxes
 currently take any      reserved for by us, or paid by us if not previously
 federal, state or       reserved for, during the Valuation Period which are
 local taxes into        determined by us to be attributable to the operation
 account when            of the Sub-Account,
 determining the Net
 Investment Factor,
 we reserve the right
 to do so.

                           --by the net asset value of a fund share held in the
                       Sub-Account determined as of the end of the preceding Valuation Period.

                           ACCOUNT VALUE IN THE LOAN ACCOUNT.  The Account Value
                       in the Loan Account is zero on the Investment Start Date.

                           The Account Value in the Loan Account on any day
                       after the Investment Start Date equals--

                           -   the Account Value in the Loan Account
                               on the preceding day credited with
                               interest at the rate specified in the
                               Policy as the "interest credited on
                               Loan Account rate" of 4%, PLUS

                           -   any amount transferred from
                               Sub-Accounts to the Loan Account for
                               Policy loans requested on that day,
                               MINUS

                        22                            SUN LIFE CORPORATE VUL-SM-

                           -   any loan repayments made on that day,
                               MINUS

                           -   if that day is a Policy Anniversary,
                               any amount transferred to the
                               Sub-Accounts by which the Loan Account
                               Value exceeds the outstanding Policy
                               loan.

 Your Policy may               INSUFFICIENT VALUE.  If the Account Value minus
 terminate if your     the outstanding Policy Debt is less than or equal to
 Account Value minus   zero on a Valuation Date, then your Policy will
 any outstanding       terminate for no value, subject to a grace period
 Policy Debt drops to  described below.
 zero.

 You will have 61              GRACE PERIOD.  If, on a Valuation Date, your
 days to pay enough    Policy will terminate by reason of insufficient value,
 premium to prevent    we will allow a grace period. This grace period will
 termination.          allow 61 calendar days from that Valuation Date for the
                       payment of a Net Premium sufficient to cover the deductions from the Account Value. Notice of premium due will be mailed to your last known address or the last known address of any assignee of record. We will assume that your last known address is the address shown on your policy application (or notice of assignment), unless we have received satisfactory written notice of a change in address. If the premium due is not paid during the grace period, then the Policy will terminate without value at the end of the 61 day period without further notice. The Policy will continue to remain in force during this grace period. If the Policy Proceeds become payable during the grace period, then we will deduct any overdue Monthly Cost of Insurance and Monthly Expense
                       Charge from the amount payable.

                           SPLITTING UNITS.  We reserve the right to split or
                       combine the value of Units. In effecting any such change, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Policy.

                       TRANSFER PRIVILEGES

                           You normally may at any time transfer all or a
                       portion of your Account Value among Sub-Accounts. We will make transfers pursuant to an authorized written or telephone request to our Service Center. We will honor telephone requests if we have a properly completed telephone authorization form for you on file. We, our affiliates and the representative from whom you purchase your Policy will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. Our procedures require that you identify yourself by name and a personal identification number. Other procedures may also apply. In addition, telephone requests may be recorded.

                        23                            SUN LIFE CORPORATE VUL-SM-

                           You may transfer a specified dollar amount or a
                       specified percentage of a Sub-Account's value.

                           Your transfer privileges are subject to our consent.
                       We reserve the right to impose limitations on transfers, including, but not limited to--

                           -   the minimum amount that may be
                               transferred; and

                           -   the minimum amount that may remain in
                               a Sub-Account following a transfer
                               from that Sub-Account.

                           In addition, transfer privileges are subject to any
                       restrictions that may be imposed by the Funds.

                       ACCESSING YOUR ACCOUNT VALUE

 SALES LOAD REFUND AT          SURRENDER.  You may surrender your Policy for
 SURRENDER is that     its Cash Surrender Value at any time. If you do, the
 portion of any        insurance coverage and all other benefits under the
 premium paid in the   Policy will terminate. The Cash Surrender Value is--
 Policy Year of        - the Account Value, minus
 surrender that we     - the outstanding balance of any outstanding Policy
 will refund if you      Debt, plus
 surrender your        - the SALES LOAD REFUND AT SURRENDER, if any.
 Policy in the first
 three Policy Years.

 Partial surrenders        PARTIAL SURRENDERS.  You may make a partial
 reduce your Policy's  surrender of your Policy once each Policy Year after the
 Total Face Amount     first Policy Year by written request to our Service
 and may have tax      Center. The amount of any partial surrender may not
 consequences.         exceed the Account Value minus any outstanding Policy
                       Debt. Unless you provide us satisfactory evidence that the insured remains an acceptable risk based on our underwriting limits and standards, the Total Face Amount will be reduced to the extent necessary so that
                       - the death benefit minus the Account Value immediately
                         after the Partial Surrender DOES NOT EXCEED
                       - the death benefit minus the Account Value immediately
                         before the Partial Surrender.

                           If you provide satisfactory evidence of insurability,
                       the death benefit will be equal to what it was immediately prior to the partial surrender. After the partial surrender, the Specified Face Amount may not be lower than the minimum Specified Face Amount and the Total Face Amount may not be lower than the minimum Total Face Amount.

                        24                            SUN LIFE CORPORATE VUL-SM-

                           You may allocate a partial surrender among the
                       Sub-Accounts of the Variable Account. If you do not specify the allocation, then we will allocate the partial surrender among the Sub-Accounts in the same proportion that the Account Value of each Sub-Account bears to the aggregate Account Value of all Sub-Accounts on the date of partial surrender.

 You may borrow from           POLICY LOANS.  You may request a policy loan of
 us using your Policy  up to 90% of your Account Value, decreased by the
 as collateral.        balance of any outstanding Policy Debt on the date the
                       policy loan is made. We will transfer Account Value equal to the amount of the policy loan from the Sub-Accounts to the Loan Account on the date the policy loan is made. You may allocate the policy loan among the Sub- Accounts. If you do not specify the allocation, then we will allocate the policy loan among the Sub-Accounts in the same proportion that the Account
                       Value of each Sub-Account bears to the aggregate Account
                       Value of all Sub-Accounts immediately prior to the loan.

                           Interest on the policy loan will accrue daily at an
                       annual rate of 5% in Policy Years one through ten and 4.25% thereafter. This interest will be due and payable to us in arrears on each Policy Anniversary. Any unpaid interest will be added to the principal amount as an additional policy loan and will bear interest at the same rate and in the same manner as the prior policy loan.

                           All funds we receive from you will be credited to
                       your Policy as premium unless we have received satisfactory written notice that the funds are to be applied to repay a policy loan. It is generally advantageous to repay a loan rather than to make a premium payment, because premium payments incur expense charges but loan repayments do not. Loan repayments will first reduce the outstanding balance of the policy loan and then accrued but unpaid interest on such loans. We will accept repayment of any policy loan at any time before Maturity. The amount of the loan repayment up to the outstanding balance of the policy loan will be transferred from the Loan Account to the Sub-Accounts. You may allocate the loan repayment among the Sub-Accounts. If you do not specify the allocation, then we will allocate the loan repayment among the Sub-Accounts in the same proportion that the Account Value of each Sub-Account bears to the total Account Value minus the Loan Account immediately prior to the loan repayment.

                           DEFERRAL OF PAYMENT.  We will usually pay any amount
                       due from the Variable Account within seven days after the Valuation Date following our receipt of written notice for payment or, in the case of death of the insured, Due Proof of such death. Payment of any amount payable from the Variable

                        25                            SUN LIFE CORPORATE VUL-SM-

                       Account on death, surrender, partial surrender, or policy loan may be postponed whenever--

                           -   the New York Stock Exchange is closed,
                               other than customary weekend and
                               holiday closing, or trading on that
                               exchange is otherwise restricted;

                           -   the SEC, by order, permits
                               postponement for the protection of
                               policyowners; or

                           -   an emergency exists as determined by
                               the SEC, as a result of which disposal
                               of securities is not reasonably
                               practicable, or it is not reasonably
                               practicable to determine the value of
                               the assets of the Variable Account.

                       CASH SURRENDER VALUE PAYABLE UPON MATURITY

                           If the insured is living and your Policy is in force
                       on the date of Maturity, the Cash Surrender Value is payable to you.

                       CHARGES, DEDUCTIONS AND REFUNDS

                           EXPENSE CHARGES APPLIED TO PREMIUM.  We deduct
                       charges from each premium payment for premium taxes and our federal tax obligations and as a sales load.

                           States and a few cities and municipalities may impose
                       taxes on premiums paid for life insurance, which generally range from 2% to 4% of premium but may exceed 4% in some states (for example, Kentucky). We will from time to time determine the applicable premium tax rate based on the rate we expect to pay in your state of residence. The premium tax rate is guaranteed not to exceed 4% for all states except Kentucky, in which case it is guaranteed not to exceed 9%. If you change your state of residence, we will adjust the premium tax rate to reflect the rate for the new state of residence.

                           We deduct a 1.25% charge from each premium payment
                       for our federal tax obligations. This charge is guaranteed not to exceed 1.25%.

 TARGET PREMIUM                We also charge a 8.75% sales load on each
 varies based on the   premium payment up to an amount of Target Premium
 Specified Face        specified in your Policy and a 2.25% sales load on
 Amount and the        premiums paid in excess of TARGET PREMIUM for each of
 insured's Issue Age   the first seven Policy Years. Sales load rates are
 and sex.              guaranteed not to exceed these amounts. There are no
                       sales load charges after the seventh Policy Year. We may reduce or waive the sales load for certain group or sponsored arrangements and corporate purchasers.

                        26                            SUN LIFE CORPORATE VUL-SM-

                           SALES LOAD REFUND AT SURRENDER.  If you surrender
                       your Policy during the first three Policy Years, we will refund a portion of the sales load charged against premium payments MADE DURING THE POLICY YEAR IN WHICH YOU SURRENDERED YOUR POLICY. We will refund an amount equal to 6% of premium paid up to the Target Premium, plus the entire amount of any sales load charged against premium paid in excess of the Target Premium.

                           MORTALITY AND EXPENSE RISK CHARGE.  We deduct a daily
                       charge from the assets of the Variable Account for the mortality and expense risks we assume with respect to the Policy. This charge is based on the applicable Daily Risk Percentage, which we will from time to time determine based on our expectations of future interest, mortality experience, persistency, expenses and taxes. Expressed as an equivalent annual rate, the Daily Risk Percentage is guaranteed not to exceed 0.90% (0.0024548% daily) of assets. Our current effective annual rates as a percentage of assets are--

                           -   0.60% (0.0016389% daily) for Policy
                               Years 1 through 10;

                           -   0.20% (0.0005474% daily) for Policy
                               Years 11 through 20; and

                           -   0.10% (0.0002738% daily) thereafter.

                           The mortality risk we assume is that the group of
                       lives insured under the Policies may, on average, live for shorter periods of time than we estimated. The expense risk we assume is that the costs of issuing and administering Policies may be more than we estimated.

                           MONTHLY EXPENSE CHARGE.  We deduct a flat charge at
                       the beginning of each month to cover administrative and other expenses actually incurred. We will from time to time determine the applicable Monthly Expense Charge based on our expectations of future expenses, which will not exceed $13.75 in any Policy Month. We will allocate the Monthly Expense Charge among the Sub-Accounts in the same proportion that the Account Value of each Sub-Account bears to the aggregate Account Value of all Sub-Accounts immediately prior to the deduction. Currently, the Monthly Expense Charge is $13.75 per month for the first Policy Year and $7.50 per month thereafter.

                           MONTHLY COST OF INSURANCE.  We deduct a Monthly Cost
                       of Insurance charge from your Account Value to cover anticipated costs of providing insurance coverage. This charge is made, in arrears, at the end of each Policy Month. If you surrender your Policy on any day other than a Monthly Anniversary Day, we will deduct a cost of insurance charge on a pro-rata basis. We will allocate the Monthly Cost of Insurance deduction among Sub-Accounts in the same

                        27                            SUN LIFE CORPORATE VUL-SM-
                       proportion that the Account Value of each Sub-Account bears to the aggregate Account Value of all Sub-Accounts immediately prior to the deduction.

                           Monthly cost of insurance rates are based on the
                       length of time the Policy has been in force and on the insured's sex (except for unisex Policies), Issue Age, Class and table rating, if any. We will from time to time determine the applicable rates based on our expectations of future experience with respect to mortality, persistency, interest rates, expenses and taxes. Our cost of insurance rates for coverage under the Policy are guaranteed not to exceed the applicable maximum monthly rates shown in your Policy which are based on the 1980 Commissioner's Standard Ordinary Mortality Table A (for males and unisex Policies) or Table G (for females), unless the insured has been rated a substandard risk. Our cost of insurance rates for coverage under the APB Rider are guaranteed not to exceed the applicable maximum monthly rates shown in your Policy. In general, the maximum monthly rates for coverage under the APB Rider will not exceed 125% of the monthly rates based on the 1980 CSO Mortality Table A (for males and unisex Policies) or G (for females), unless the insured has been rated a substandard risk. Monthly cost of insurance rates for classes of insureds with substandard risk ratings are based on multiples of the CSO Mortality Tables described above.

                           REDUCTION OF CHARGES.  We reserve the right to reduce
                       any of our charges and deductions in connection with the sale of the Policy if we expect that the sale may result in cost savings, subject to any requirements we may from time to time impose. We may change our requirements based on experience. We will determine the propriety and amount of any reduction. No reduction will be unfairly discriminatory against the interests of any class of policyowner.

                       TERMINATION OF POLICY

                           Your Policy will terminate on the earliest of--

                           -   the date we receive your request to
                               surrender,

                           -   the expiration date of the grace
                               period,

                           -   the date of insured's death, or

                           -   the date of Maturity.

                       OTHER POLICY PROVISIONS

                           ALTERATION.  Our sales representatives do not have
                       the authority to either alter or modify your Policy or to waive any of its provisions. The only persons

                        28                            SUN LIFE CORPORATE VUL-SM-
                       with this authority are our president, actuary, secretary, or one of our vice presidents.

                           ASSIGNMENTS.  During the lifetime of the insured, you
                       may assign all or some of your rights under the Policy. All assignments must be filed at our Service Center and must be in satisfactory written form. The assignment will then be effective as of the date you signed the form, subject to any action taken before we receive it at our Service Center. We are not responsible for the validity or legal effect of any assignment.

                           RIGHTS OF OWNER.  While the insured is alive, unless
                       you have assigned any of these rights, you may--

                           -   transfer ownership to a new owner;

                           -   name a contingent owner who will
                               automatically become the owner of the
                               Policy if you die before the insured;

                           -   change or revoke a contingent owner;

                           -   change or revoke a beneficiary; and

                           -   exercise all other rights in the
                               Policy.

                           When you transfer your rights to a new owner, you
                       automatically revoke any prior contingent owner designation. You do not affect a prior beneficiary when you merely transfer ownership, or change or revoke a contingent owner designation. When you want to change or revoke a prior beneficiary designation, you have to specify that action.

                           You do not need the consent of a beneficiary or a
                       contingent owner in order to exercise any of your rights. However, you must give us written notice of the requested action. The request must be filed at our Service Center and must be in satisfactory written form. Your request will then, except as otherwise specified in the Policy, be effective as of the date you signed the form, subject to any action taken before we receive it at our Service Center.

                           RIGHTS OF BENEFICIARY.  The beneficiary has no rights
                       in the Policy until the death of the insured. If a beneficiary is alive at that time, the beneficiary will be entitled to payment of the Policy Proceeds as they become due.

                           REPORTS TO POLICYOWNERS.  We will send you a report
                       at least once each Policy Year. The report will show current policy values, premiums paid, and deductions made since the last report. It will also show the balance of any outstanding policy loans and accrued interest on those loans.

                        29                            SUN LIFE CORPORATE VUL-SM-

                           ILLUSTRATIONS.  Upon request, we will provide you
                       with a hypothetical illustration of future Account Value and Death Benefits. This illustration will be furnished to you for a fee not to exceed $25.

                           CONVERSION.  You may convert your Policy into a
                       flexible premium universal life policy offered by an affiliate, Sun Life Assurance Company of Canada, during the first 24 months after the Issue Date while the Policy is in force. Choice of a new policy is subject to our approval and will be restricted to those policies that offer the same Class and rating as your Policy. Our affiliate will issue the new policy with the same Class and rating as the Policy without new evidence of the insured's insurability. This provision does not apply to the APB Rider, if any, or to any other supplemental benefits that may be attached to the Policy. Any riders or supplemental benefits will terminate automatically when the Policy is converted.

                           MISSTATEMENT OF AGE OR SEX.  If the age or sex
                       (unless a unisex Policy) of the insured is stated incorrectly in your policy application, the amounts payable by us will be adjusted.

                           MISSTATEMENT DISCOVERED AT DEATH--The Death Benefit
                       will be recalculated to that which would be purchased by the most recently charged Monthly Cost of Insurance rate for the correct age or sex.

                           MISSTATEMENT DISCOVERED PRIOR TO DEATH--The Account
                       Value will be recalculated from the Issue Date using the Monthly Cost of Insurance rates based on the correct age or sex.

                           SUICIDE.  Unless state law otherwise requires, if the
                       insured, whether sane or insane, commits suicide within two years after the Issue Date, we will not pay any part of the Policy Proceeds. We will refund to you the premiums paid, minus the amount of any Policy Debt and any partial surrenders.

                           INCONTESTABILITY.  All statements made in an
                       application or in a supplemental application are representations and not warranties. We will rely on these statements when approving the issuance, increase in face amount, increase in Base Death Benefit over premium paid, or change in death benefit option of the Policy. We can use no statement in defense of a claim unless the statement was made in the application or in a supplemental application. In the absence of fraud, after a Policy has been in force during the lifetime of the insured for a period of two years from its Issue Date, we cannot contest it except for non-payment of premiums. However, any increase in the Total Face Amount which is effective after the Issue Date will be incontestable only after the increase has been in force during the lifetime of the insured for two years from the effective date of coverage of the increase. Any increase in Base Death Benefit over

                        30                            SUN LIFE CORPORATE VUL-SM-
                       premium paid or increase in Base Death Benefit due to a death benefit option change will be incontestable only after such increase has been in force during the lifetime of the insured for two years from the date of the increase.

                           ADDITION, DELETION OR SUBSTITUTION OF
                       INVESTMENTS. Subject to our obtaining any necessary regulatory approvals, shares of other registered open-end investment companies or unit investment trusts may be substituted both for fund shares already purchased by the Variable Account and/or as the security to be purchased in the future. In addition, the investment policies of the Sub-Accounts will not be changed without the approval of the Insurance Commissioner of the State of Delaware. We also reserve the right to eliminate or combine existing Sub-Accounts or to transfer assets between Sub-Accounts. In the event of any substitution or other act described above, we may make appropriate amendment to the Policy to reflect the substitution.

                           NONPARTICIPATING.  The Policy does not pay dividends.
                       The Policy does not share in our profits or surplus earnings.

                           MODIFICATION.  Upon notice to you, we may modify the
                       Policy if that modification--

                           -   is necessary to make the Policy or the
                               Variable Account comply with any law
                               or regulation issued by a governmental
                               agency to which we are or the Variable
                               Account is subject;

                           -   is necessary to assure continued
                               qualification of the Policy under the
                               Internal Revenue Code or other federal
                               or state laws as a life insurance
                               policy;

                           -   is necessary to reflect a change in
                               the operation of the Variable Account
                               or the Sub-Accounts; or

                           -   adds, deletes or otherwise changes
                               Sub-Account options.

                           We also reserve the right to modify certain
                       provisions of the Policy as stated in those provisions. In the event of any such modification, we may make appropriate amendment to the Policy to reflect the modification.

                           ENTIRE CONTRACT.  Your entire contract with us
                       consists of the Policy, including your policy application and any attached copies of supplemental applications for increases in the face amount. Any hypothetical illustrations prepared in connection with the Policy do not form a part of our contract with you and are intended solely to provide information about how policy values may be affected by different investment returns and other factors.

                        31                            SUN LIFE CORPORATE VUL-SM-

                                     PERFORMANCE INFORMATION

 We may present the            From time to time, we may advertise TOTAL RETURN
 performance of the    and AVERAGE ANNUAL TOTAL RETURN of the Funds. This
 underlying fund       performance information is based on historical earnings
 options in sales      and is not intended to indicate future performance.
 literature.

                           Total return for a Fund refers to the total of the
                       income generated by the Fund net of total operating expenses plus capital gains and losses, realized or unrealized, for the Fund. Total return for the Sub-Accounts refers to the total of the income generated by the Fund net of total operating expenses plus capital gains and losses, realized or unrealized, for the Fund and net of the mortality and expense risk charge. Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Fund's or Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in the return of the Fund or Sub-Account, they are not the same as actual year-by-year results.

                           We may compare performance information in reports and
                       promotional literature to--

                           -   the S&P 500, Dow Jones Industrial
                               Average, Lehman Brothers Aggregate
                               Bond Index or other unmanaged indices
                               so that investors may compare the
                               Sub-Account results with those of a
                               group of unmanaged securities widely
                               regarded by investors as
                               representative of the securities
                               markets in general;

                           -   other groups of variable life separate
                               accounts or other investment products
                               tracked by Lipper Analytical Services,
                               a widely used independent research
                               firm which ranks mutual funds and
                               other investment products by overall
                               performance, investment objectives,
                               and assets, or tracked by other
                               services, companies, publications, or
                               persons, such as Morningstar, Inc.,
                               who rank such investment products on
                               overall performance or other criteria;
                               or

                           -   the Consumer Price Index (a measure
                               for inflation) to assess the real rate
                               of return from an investment in the
                               Sub-Account.

                           Unmanaged indices may assume the reinvestment of
                       dividends but generally do not reflect deductions for administrative and management costs and expenses.

                        32                            SUN LIFE CORPORATE VUL-SM-

                           We may provide in advertising, sales literature,
                       periodic publications or other materials information on various topics of interest to policyowners and prospective policyowners. Topics may include--

                           -   the relationship between sectors of
                               the economy and the economy as a whole
                               and its effect on various securities
                               markets, investment strategies and
                               techniques (such as value investing,
                               market timing, dollar cost averaging,
                               asset allocation, constant ratio
                               transfer and account rebalancing);

                           -   the advantages and disadvantages of
                               investing in tax-deferred and taxable
                               investments;

                           -   customer profiles and hypothetical
                               purchase and investment scenarios;

                           -   financial management and tax and
                               retirement planning; and

                           -   investment alternatives to
                               certificates of deposit and other
                               financial instruments, including
                               comparisons between the Policy and the
                               characteristics of and market for such
                               financial instruments.

                           The Policy was first offered to the public in 1997.
                       We may, however, advertise total return data based on the period of time that the Funds have been in existence. The results for any period prior to the time the Policy was first publicly offered will be calculated as if the Policy had been offered during that period of time.

                                          VOTING RIGHTS

                           We will vote shares of the Funds held in the Variable
                       Account in accordance with instructions received from policyowners having a voting interest in the corresponding Sub-Accounts, to the extent required by law. We will provide each policyowner who has a voting interest a Sub-Account with the proxy materials of the corresponding Fund, together with an appropriate form for the policyowner to submit its voting instructions to us. We will vote shares for which we receive no timely instructions, together with shares not attributable to any Policy, in the same proportion as those shares held by the Sub-Account for which we receive instructions.

                           We will determine the number of shares for which you
                       are entitled to provide voting instructions as of the record date established for the applicable Fund. This number is determined by dividing your Account Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Fund.

                        33                            SUN LIFE CORPORATE VUL-SM-

                           We may, if required by state insurance regulators,
                       disregard voting instructions if the instructions require shares to be voted to cause a change in the subclassification or investment objective of one or more of the Funds, or to approve or disapprove an investment advisory contract for a Fund. In addition, we may disregard voting instructions in favor of any change in the investment policies or in any investment adviser or principal underwriter of a Fund. Our disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that the change would be contrary to state law or otherwise inappropriate in light of the objectives and purposes of the Fund. If we disregard voting instructions, we will include a summary of and the reasons for that action in our next periodic report to policyowners.

                           We reserve the right to vote shares held in the
                       Variable Account in our own right, if permitted by applicable law.

                                      DISTRIBUTION OF POLICY

                           We will offer the Policy only in jurisdictions where
                       the Policy may be lawfully sold. The Policy may be sold only by persons who are licensed insurance agents under applicable state law and who are licensed by the National Associated of Securities Dealers, Inc. (the "NASD") to sell variable insurance contracts as a registered representative of a broker-dealer which has entered into a distribution agreement with us and our general distributor, Clarendon Insurance Agency, Inc., one of our wholly-owned subsidiaries. Clarendon is a registered broker-dealer and member of the NASD. Clarendon's principal business offices are located at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

 We pay registered             We may pay commissions in connection with sales
 broker- dealers to    of the Policy, and we may pay bonuses, as well as
 sell the Policy.      expense and training allowances. The maximum commission
                       payable will be 15% of premium paid in the first Policy
                       Year and 9% of premium paid in Policy Years two through seven. We may also pay a commission of--

                           -   up to 0.10% of Account Value for
                               Policy Years one through seven;

                           -   up to 0.20% of Account Value for
                               Policy Years eight through twenty; and

                           -   up to 0.10% of Account Value
                               thereafter.

                        34                            SUN LIFE CORPORATE VUL-SM-

                                    FEDERAL TAX CONSIDERATIONS

                           The following is a summary of our understanding of
                       current federal income tax laws and is not intended as tax advice. You should be aware that Congress has the power to enact legislation affecting the tax treatment of life insurance contracts which could be applied retroactively. New judicial or administrative interpretation of federal income tax law may also affect the tax treatment of life insurance contracts. The Internal Revenue Code of 1986, as amended (the "Code"), is not in force in the Commonwealth of Puerto Rico. Accordingly, some references in this summary will not apply to Policies issued in Puerto Rico. Any person contemplating the purchase of a Policy or any transaction involving a Policy should consult a qualified tax adviser. WE DO NOT MAKE ANY REPRESENTATION OR PROVIDE ANY GUARANTEE REGARDING THE FEDERAL, STATE OR LOCAL TAX TREATMENT OF ANY POLICY OR ANY TRANSACTION INVOLVING A POLICY.

                       OUR TAX STATUS

                           We are taxed as a life insurance company under
                       Subchapter L of the Code. Although we account for the operations of the Variable Account separately from our other operations for purposes of federal income taxation, the Variable Account currently is not separately taxable as a regulated investment company or other taxable entity.

                           Taxes we pay, or reserve for, that are attributable
                       to the earnings of the Variable Account could affect the Net Investment Factor, which in turn affects your Account Value. Under existing federal income tax law, however, the income (consisting primarily of interest, dividends and net capital gains) of the Variable Account, to the extent applied to increase reserves under the Policy, is not taxable to us. Similarly, no state or local income taxes are currently attributable to the earnings of the Variable Account. Therefore, we do not take any federal, state or local taxes into account when determining the Net Investment Factor. We may take taxes into account when determining the Net Investment Factor in future years if, due to a change in law, our tax status or otherwise, such taxes are attributable to the earnings of the Variable Account.

                       TAXATION OF POLICY PROCEEDS

                           Section 7702 of the Code provides certain tests for
                       whether a policy will be treated as a "life insurance contract" for tax purposes. Provided that the owner of a Policy has an insurable interest in the insured, we believe that the Policy meets these tests, and thus should receive the same federal income tax treatment as a fixed life insurance contract. As such, the death benefit under the Policy will be eligible for exclusion from the gross income of the beneficiary under Section 101 of the Code, and the owner will not be deemed to be in

                        35                            SUN LIFE CORPORATE VUL-SM-
                       constructive receipt of the increases in Cash Surrender Values, including additions attributable to interest, dividends, appreciation or gains realized upon transfers among the Sub-Accounts, until actual receipt thereof. CORPORATE OWNERS, HOWEVER, MAY BE SUBJECT TO ALTERNATIVE MINIMUM TAX ON THE ANNUAL INCREASES IN CASH SURRENDER VALUES AND ON THE DEATH BENEFIT.

                           To qualify as a life insurance contract under Section
                       7702, the Policy must satisfy certain actuarial requirements. Section 7702 requires that actuarial calculations be based on mortality charges that meet the "reasonable mortality charge" requirements set forth in the Code, and other charges reasonably expected to be actually paid. The law relating to reasonableness standards for mortality and other charges is based on statutory language and certain IRS pronouncements that do not address all relevant issues. Accordingly, although we believe that the mortality and other charges that are used in the calculations (including those used with respect to Policies issued to so-called "sub-standard risks") meet the applicable requirements, we cannot be certain. It is possible that future regulations will contain standards that would require us to modify the mortality and other charges used in the calculations, and we reserve the right to make any such modifications.

                           For a variable contract like the Policy to qualify as
                       life insurance for federal income tax purposes, it also must comply with the investment diversification rules found in Section 817 of the Code. We believe that the Variable Account complies with the diversification requirements prescribed by Section 1.817-5 of the Treasury Regulations. We also believe that the owner does not have excessive control over the assets underlying the Policy that would cause the owner to be treated as owning the investments underlying the Policy for federal income tax purposes. If guidelines are adopted which would treat the owner as having excessive control over the investments underlying the Policy, we will take any action (including modification of the Policy or the Variable Account) necessary to comply with the guidelines.

                           Upon the complete surrender or lapse of a Policy, the
                       amount by which the sum of the Policy's Cash Surrender Value and any unpaid Policy Debt exceeds the owner's "Investment in the Policy" (as defined below) is treated as ordinary income subject to tax. Any loss incurred upon surrender generally is not deductible.

                           The term "Investment in the Policy" means--

                           -   the aggregate amount of any premiums
                               or other consideration paid for a
                               Policy, MINUS

                           -   the aggregate amount received under a
                               Policy which is excluded from the
                               owner's gross income (other than loan
                               amounts), PLUS

                        36                            SUN LIFE CORPORATE VUL-SM-

                           -   the amount of any loan from, or
                               secured by, a Policy that is a
                               Modified Endowment Contract (as
                               defined below) to the extent that such
                               amount is included in the owner's
                               gross income.

                           The repayment of a policy loan (or the payment of
                       interest on a loan) does not affect the Investment in the Policy.

                           The tax consequences of distributions from, and loans
                       taken from or secured by, a Policy depend on whether the Policy is classified as a Modified Endowment Contract under Section 7702A of the Code. Due to the flexibility of the payment of premiums and other rights you have under the Policy, classification of the Policy as a Modified Endowment Contract will depend upon the individual operation of each Policy. A Policy is a Modified Endowment Contract if the aggregate amount paid under the Policy at any time during the first seven Policy Years exceeds the sum of the net level premiums that would have been paid on or before such time if the Policy provided for paid up future benefits after the payment of seven level annual premiums. If there is a reduction in benefits during the first seven Policy Years, the foregoing computation is made as if the Policy originally had been issued at the reduced benefit level. If there is a "material change" to the Policy, the seven year testing period for Modified Endowment Contract status is restarted. A life insurance contract received in exchange for a Modified Endowment Contract also will be treated as a Modified Endowment Contract.

                           We have undertaken measures to prevent payment of a
                       premium from inadvertently causing the Policy to become a Modified Endowment Contract. In general, you should consult a qualified tax adviser before undertaking any transaction involving your Policy to determine whether such a transaction would cause the Policy to become a Modified Endowment Contract.

                           If a Policy is not a Modified Endowment Contract,
                       cash distributions from the Policy are treated first as a nontaxable return of the owner's Investment in the Policy and then as a distribution of the income earned under the Policy, which is subject to tax. (An exception to this general rule occurs when a cash distribution is made in connection with certain reductions in the death benefit under the Policy in the first fifteen contract years. Such a cash distribution is taxed in whole or in part as ordinary income.) Loans from, or secured by, a Policy that is not a Modified Endowment Contract generally are treated as bona fide indebtedness, and thus are not included in the owner's gross income.

                           If a Policy is a Modified Endowment Contract,
                       distributions from the Policy are treated as ordinary income subject to tax up to the amount equal to the excess of the Account Value (which includes unpaid policy loans) immediately

                        37                            SUN LIFE CORPORATE VUL-SM-
                       before the distribution over the Investment in the Policy. Loans taken from, or secured by, such a Policy, as well as due but unpaid interest thereon, are taxed in the same manner as distributions from the Policy. A 10 percent additional tax is imposed on the portion of any distribution from, or loan taken from or secured by, a Modified Endowment Contract that is included in income except when the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's Beneficiary. These exceptions are not likely to apply where the Policy is not owned by an individual (or held in trust for an individual). For purposes of the computations described in this paragraph, all Modified Endowment Contracts issued by us (or our affiliates) to the same owner during any calendar year are treated as one Modified Endowment Contract.

                           There are limits on the deductibility of policy loan
                       interest. You should consult a qualified tax adviser regarding such deductions.

                           An owner generally will not recognize gain upon the
                       exchange of the Policy for another life insurance policy issued by us or another insurance company, except to the extent that the owner receives cash in the exchange or is relieved of policy indebtedness as a result of the exchange. In no event will the gain recognized exceed the amount by which the Policy's Account Value (which includes unpaid policy loans) exceeds the owner's Investment in the Policy.

                           A transfer of the Policy, a change in the owner, a
                       change in the beneficiary, certain other changes to the Policy and particular uses of the Policy (including use in a so called "split-dollar" arrangement) may have tax consequences depending upon the particular circumstances and should not be undertaken prior to consulting with a qualified tax adviser. For instance, if you transfer your Policy or designate a new owner in return for valuable consideration (or, in some cases, if the transferor is relieved of a liability as a result of the transfer), then the death benefit payable upon the death of the insured may in certain circumstances be includible in your taxable income to the extent that the death benefit exceeds the prior consideration paid for the transfer and any premiums and other amounts paid later by the transferee. Further, in such a case, if the consideration received exceeds your Investment in the Policy, the difference will be taxed to you as ordinary income.

                           Federal, as well as state and local, estate,
                       inheritance and other tax consequences of ownership or receipt of Policy Proceeds will depend on your individual circumstances and those of the beneficiary.

                        38                            SUN LIFE CORPORATE VUL-SM-

                               OUR DIRECTORS AND EXECUTIVE OFFICERS

                           Our directors and executive officers are listed
                       below, together with information as to their ages, dates of election and principal business occupations during the last five years (if other than their present business occupations). Except as otherwise indicated, those directors and officers who are associated with Sun Life Assurance Company of Canada and/or its subsidiaries have been associated with Sun Life Assurance Company of Canada for more than five years either in the position shown or in other positions. The asterisks below denote the year that the indicated director was elected to our board of directors.


                       DONALD A. STEWART, 52, Chairman and Director (1996*) 150 King Street West
                       Toronto, Ontario, Canada M5H 1J9



                           He is Chairman, Chief Executive Officer and a
                       Director of Sun Life Assurance Company of Canada; Chairman and a Director of Sun Life Insurance and Annuity Company of New York; and a Director of Massachusetts Financial Services Company, Sun Life Financial Services Limited, Spectrum United Holdings, Inc. and Sun Life of Canada UK Holdings, plc.



                       C. JAMES PRIEUR, 47, President and Director (1998*) One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02181



                           He is President of Sun Life Assurance Company of
                       Canada; President and a Director of Sun Life Insurance and Annuity Company of New York; Chairman and a Director of Sun Life of Canada (U.S.) Distributors, Inc. and Sun Capital Advisers, Inc.; Chairman of the Board and Executive Vice President, Sun Capital Advisers Trust, President and a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada--U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., Sun Canada Financial Co., Sun Life of Canada (U.S.) SPE 97-1, Inc., and Sun Benefit Services Company; and a Director of Clarendon Insurance Agency, Inc., Sun Life Financial Services, Ltd and Sun Life Information Services Ireland Limited.



                       JOHN D. MCNEIL, 65, Director (1982*)
                       150 King Street West
                       Toronto, Ontario, Canada M5H 1J9



                           He is a Director of Sun Life Assurance Company of
                       Canada; a Director of Massachusetts Financial Services Company and Sun Life Insurance and Annuity Company of New York; a Trustee of MFS/Sun Life Series Trust; Chairman and


                        39                            SUN LIFE CORPORATE VUL-SM-
                       a Member of the Boards of Managers of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account; and a Director of Shell (Canada) Limited, Canadian Pacific, Ltd. and Canadian Pacific Securities (Ontario) Limited.



                       DAVID D. HORN, 57, Director (1985*)
                       Strong Road
                       New Vineyard, ME 04956



                           He was formerly Senior Vice President and General
                       Manager for the United States of Sun Life Assurance Company of Canada, retiring in December, 1997. He is a Director of Sun Life Insurance and Annuity Company of New York; a Trustee of MFS/Sun Life Series Trust; and a Member of the Boards of Managers of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.



                       ANGUS A. MACNAUGHTON, 67, Director (1985*)
                       Metro Tower, Suite 1170
                       950 Tower Lane
                       Foster City, California 94404



                           He is President of Genstar Investment Corporation and
                       a Director of Sun Life Assurance Company of Canada, Sun Life Insurance and Annuity Company of New York, Canadian Pacific, Ltd., Varian Associates, Inc., Diversified Collection Services, Inc., the San Francisco Opera, Genstar Investment LLC and Genstar Capital Corporation; and Vice Chairman and a Director of Barrick Gold Corporation.



                       JOHN S. LANE, 64, Director (1991*)
                       150 King Street West
                       Toronto, Ontario, Canada M5H 1J9



                           He is Senior Vice President, Investments of Sun Life
                       Assurance Company of Canada; and a Director of Sun Life Insurance and Annuity Company of New York.


                        40                            SUN LIFE CORPORATE VUL-SM-

                       RICHARD B. BAILEY, 72, Director (1983*)
                       63 Atlantic Ave
                       Boston, Massachusetts 02116



                           He is a Director of Sun Life Insurance and Annuity
                       Company of New York and a Director/Trustee of certain Funds in the MFS Family of Funds.



                       M. COLYER CRUM, 66, Director (1986*)
                       104 Westcliff Street
                       Weston, Massachusetts 02193



                           He is Professor Emeritus of the Harvard Business
                       School; Chairman and a Director of Phaeton International N.V.; a Director of Sun Life Assurance Company of Canada, Sun Life Insurance and Annuity Company of New York, Cambridge Bancorp, Cambridge Trust Company, Merrill Lynch Ready Assets Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Special Value Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch U.S.A. Government Reserves, MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniYield Michigan Insured Fund, Inc., and MuniYield New Jersey Insured Fund, Inc.; and a Trustee of Merrill Lynch Global Resources Trust, Merrill Lynch Ready Assets Trust, MuniYield Florida Insured Fund, and MuniYield Pennsylvania Fund. Prior to July, 1996, he was a Professor at the Harvard Business School.



                       S. CAESAR RABOY, 62, Director (1996*)
                       One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02181



                           He is a former Senior Vice President and Deputy
                       General Manager for the United States of Sun Life Assurance Company of Canada; a Director of Sun Life Insurance and Annuity Company of New York; Vice President and a Director of Sun Life Financial Services Limited; and a Director of Sun Life of Canada (U.S.) Distributors, Inc. and Clarendon Insurance Agency, Inc.



                       JAMES M.A. ANDERSON, 49, Vice President, Investments
                       (1998)
                       One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02181



                           He is Vice President, Investments of Sun Life
                       Assurance Company of Canada and Sun Life Insurance and Annuity Company of New York; President and Chief Executive Officer of Sun Capital Advisers Trust; President and a Director of Sun Capital Advisers, Inc.; Vice President and a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life of Canada (U.S.) Financial


                        41                            SUN LIFE CORPORATE VUL-SM-

                       Services Holdings, Inc. and Sun Life Assurance Company of Canada--U.S. Operations Holdings, Inc.; Vice President of Sun Life of Canada (U.S.) Distributors, Inc. and Sun Canada Financial Co.; and a Director of Clarendon Insurance Agency, Inc. and Sun Benefit Services Company Inc.



                       L. BROCK THOMSON, 57, Vice President and Treasurer (1974) One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02181



                           He is Vice President, Portfolio Management for the
                       United States of Sun Life Assurance Company of Canada; Vice President and Treasurer of Sun Life of Canada (U.S.) Distributors, Inc., Sun Benefit Services Company, Inc., Sun Life Insurance and Annuity Company of New York, and Clarendon Insurance Agency, Inc.



                       ROBERT P. VROLYK, 45, Vice President, Finance and Actuary
                       (1986)
                       One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02181



                           He is Vice President, Finance of Sun Life Assurance
                       Company of Canada; Vice President, Actuary and Controller of Sun Life Insurance and Annuity Company of New York; Vice President and a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., Sun Life Assurance Company of Canada--U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.) Distributors, Inc. and Sun Canada Financial Co.; Vice President, Treasurer and a Director of Sun Capital Advisers, Inc.; Treasurer and a Director of Sun Life of Canada (U.S.) SPE 97-1, Inc.; and a Director of Clarendon Insurance Agency, Inc., Sun Benefit Services Company, Inc. and Sun Life Information Services Ireland, Ltd.



                       PETER F. DEMUTH, 41, Vice President, Chief Counsel and Assistant Secretary (1998)
                       One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481



                           He is Vice President and Chief Counsel of U.S.
                       Operations for Sun Life Assurance Company of Canada; Vice President and Chief Counsel for Sun Life Insurance and Annuity Company of New York; a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc. and Sun Life Assurance Company of Canada--U.S. Operations Holdings, Inc. Prior to February, 1998, he was a partner at the firm of Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.


                        42                            SUN LIFE CORPORATE VUL-SM-

                       ELLEN B. KING, 42, Assistant Counsel and Secretary (1998) One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481



                           She is Assistant Counsel and Secretary of Sun Life
                       Assurance Company of Canada and Secretary of Sun Life Insurance and Annuity Company of New York.



                       ROBERT K. LEACH, 43, Vice President, Finance and Product
                       (1996)
                       One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481



                           He has been affiliated with Sun Life Assurance
                       Company of Canada since January, 1987 in various management positions. In July, 1996 he was appointed Vice President, Annuities. Prior to 1987 he was a 2nd Vice President at New England Life Insurance Company.



                       EDWARD J. RONAN, 45, Vice President, Retirement Products and Services (1997)
                       One Sun Life Executive Park
                       Wellesley Hills, Massachusetts 02481



                           He has been affiliated with Sun Life Assurance
                       Company of Canada since August, 1997. From June, 1987 to July, 1997 he was Vice President, Division Manager at First Data Investor Services Group.



                           Our directors, officers and employees, and those of
                       our general distributor, Clarendon Insurance Agency, Inc., are covered under a commercial blanket bond and a liability policy.


                                        OTHER INFORMATION

                       STATE REGULATION

                           We are subject to the laws of Delaware governing life
                       insurance companies and to regulation by Delaware's Commissioner of Insurance, whose agents periodically conduct an examination of our financial condition and business operations. We are also subject to the insurance laws and regulations of the jurisdictions in which we are authorized to do business.

                           We are required to file an annual statement with the
                       insurance regulatory authority of those jurisdictions where we are authorized to do business relating to our business operations and financial condition as of December 31st of the preceding year.

                        43                            SUN LIFE CORPORATE VUL-SM-

                       LEGAL PROCEEDINGS

                           There are no pending legal proceedings which would
                       have an adverse material effect on the Variable Account. We are engaged in various kinds of routine litigation which, in our judgment, is not material to the Variable Account.

                       EXPERTS

                           Actuarial matters concerning the policy have been
                       examined by John E. Coleman, FSA, MAAA, Product Officer for Corporate Markets of Sun Life Assurance Company of Canada.


                       ACCOUNTANTS



                           The financial statements of the Variable Account for
                       the year ended December 31, 1998 and the statutory financial statements of Sun Life Assurance Company of Canada (U.S.) for the years ended December 31, 1998, 1997 and 1996 included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


                       REGISTRATION STATEMENTS

                           This prospectus is part of a registration statement
                       that has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policy. It does not contain all of the information set forth in the registration statement and the exhibits filed as part of the registration statement. You may refer to the registration statement for additional information about us, the Variable Account, the underlying Funds and the Policy.

                       YEAR 2000 COMPLIANCE

                           During the fourth quarter of 1996, we began a
                       comprehensive analysis of our information technology ("IT") and non-IT systems, including our hardware, software, data, data feed products, and internal and external supporting services, to address the ability of these systems to process date calculations through the year 2000 and beyond correctly. We created a full-time year 2000 project team in early 1997 to manage this endeavor on a company-wide basis. Our year 2000 project is periodically reviewed by internal and external auditors.

                           To date, relevant systems have been identified and
                       their components inventoried, needed resolutions have been documented, timelines and project plans have been developed, remediation and testing are in process, and over 70% of

                        44                            SUN LIFE CORPORATE VUL-SM-
                       our applications have been certified as compliant. Testing of vendor upgrades not available until late 1998 is ongoing, as is re-testing of interfaces to systems certified as compliant and re-testing of mission critical functions.

                           In mid-1997, the project team contacted all key
                       vendors to obtain either their certification for the products and services provided or their plan to make those products and services compliant. To date, approximately 90% of these vendors have responded, and the project team is in the process of reviewing their responses. In addition, the project team recently has opened communications with critical business partners, such as third-party administrators, investment property managers, investment mortgage correspondents and others, with the goal that these partners will continue to be able to support our objective of assuring year 2000 compliance.

                           Although we expect all critical systems to be year
                       2000 compliant before the end of 1999, there can be no assurance that this result will be completely achieved. Factors giving rise to this uncertainty include possible loss of technical resources to perform the work, failure to identify all susceptible systems, non-compliance by third-parties whose systems and operations affect our company, and other similar uncertainties. A possible worst-case scenario might include one or more of our significant systems being non-compliant. Such a scenario could result in material disruption to our operations. Consequences of such disruptions could include, among other possibilities, the inability to update customers' accounts; process payment and other financial transactions; and report accurate data to management, customers, regulators and others. Consequences could also include business interruptions or shutdowns, reputational harm, increased scrutiny by regulators, and litigation related to year 2000 issues. Such potential consequences, depending on their nature and duration, could have material impact on our results of operations and financial position.

                           In order to mitigate the risks to our company of
                       material adverse operational or financial impacts from failure to achieve planned year 2000 compliance, we have established contingency planning at the business unit and corporate levels. By year-end 1998, we had expended, cumulatively, approximately $7 million on our year 2000 effort, and we expect to incur a further $4.8 million on this effort in 1999.

                       FINANCIAL STATEMENTS

                           Our financial statements, which are included in this
                       prospectus, should be considered only as bearing on our ability to meet our obligations with respect to the death benefit and our assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the shares of any Fund held in the Variable Account.

                        45                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE (U.S.) VARIABLE ACCOUNT G

STATEMENT OF CONDITION-- December 31, 1998

 ASSETS:
   Investments in Mutual Funds:                SHARES        COST         VALUE
                                             ----------  ------------  ------------
     Investments in MFS/Sun Life Series
       Trust:
       Capital Appreciation Series
         ("CAS")...........................       2,966  $    121,129  $    136,214
       Emerging Growth Series ("EGS")......       1,796        35,064        41,811
       Government Securities Series
         ("GSS")...........................      24,574       322,312       329,048
       Total Return Series ("TRS").........      30,777       660,537       654,313
       World Growth Series ("WGO").........      49,867       752,961       780,914
     Investments in Fidelity Variable
       Insurance Products Fund:
       Equity Income Portfolio ("FEI").....      68,879     1,626,864     1,750,918
       Growth Portfolio ("FGP")............      56,568     2,007,509     2,538,235
       High Income Portfolio ("FHI").......      14,522       165,860       167,436
       Money Market Portfolio ("FMM")......     431,101       431,101       431,101
     Investments in Fidelity Variable
       Insurance Products Fund II:
       Contrafund Portfolio ("FCN")........      21,234       421,289       518,962
       Index 500 Portfolio ("FIP").........      30,984     3,678,230     4,376,542
     Investments in Neuberger & Berman
       Advisers Management Trust:
       Limited Maturity Bond Portfolio
         ("NLM")...........................       2,300        31,292        31,781
       Partners Portfolio ("NPP")..........      52,831     1,048,824     1,000,092
     Investments in J.P. Morgan Series
       Trust II
       J.P. Morgan Bond Portfolio
         ("JBP")...........................      67,951       786,433       792,983
       J.P. Morgan Equity Portfolio
         ("JEP")...........................      12,875       198,952       203,942
       J.P. Morgan Small Company Portfolio
         ("JSC")...........................      27,534       337,760       326,548
     Investments in Templeton Variable
       Products Series Fund:
       Templeton Stock Fund: Class 1
         ("TSF")...........................      23,045       508,245       485,561
                                                         ------------  ------------
         NET ASSETS....................................  $ 13,134,362  $ 14,566,401
                                                         ------------  ------------
                                                         ------------  ------------

                                                                                     UNITS    UNIT VALUE     VALUE
                                                                                   ---------  ----------  ------------
NET ASSETS:
    CAS..........................................................................     10,660   $  12.7776 $    136,214
    EGS..........................................................................      2,838      14.7307       41,811
    GSS..........................................................................     28,642      11.4882      329,048
    TRS..........................................................................     55,937      11.6974      654,313
    WGO..........................................................................     64,502      12.1073      780,914
    FEI..........................................................................    143,740      12.1812    1,750,918
    FGP..........................................................................    177,748      14.2799    2,538,235
    FHI..........................................................................     16,457      10.1740      167,436
    FMM..........................................................................     28,692      11.1396      319,705
    FCN..........................................................................     36,202      14.3350      518,962
    FIP..........................................................................    295,225      14.8244    4,376,542
    NLM..........................................................................      2,941      10.8064       31,781
    NPP..........................................................................     90,519      11.0484    1,000,092
    JBP..........................................................................     69,180      11.4626      792,983
    JEP..........................................................................     16,179      12.6050      203,942
    JSC..........................................................................     31,656      10.3154      326,548
    TSF..........................................................................     49,794       9.7515      485,561
                                                                                                          ------------
      Net Assets Applicable to Contract Owners...................................                           14,455,005
                                                                                                          ------------
      Net Assets Applicable to Sponsor...........................................     10,000      11.1396      111,396
                                                                                                          ------------
        Total Net Assets................................................................................  $ 14,566,401
                                                                                                          ------------
                                                                                                          ------------

                       See notes to financial statements

                        46                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE (U.S.) VARIABLE ACCOUNT G

STATEMENTS OF OPERATIONS-- Year Ended December 31, 1998

                                               CAS           EGS           GSS           TRS           WGO           FEI
                                           SUB-ACCOUNT*  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT** SUB-ACCOUNT   SUB-ACCOUNT
                                           -----------   -----------   -----------   -----------   -----------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
     distributions received..............    $ 7,994        $  598       $ 8,657       $ 64,091      $39,888      $    821
                                           -----------   -----------   -----------   -----------   -----------   -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
     transactions:
     Proceeds from sales.................    $25,721        $1,809       $ 7,242       $254,933      $26,229      $196,092
     Cost of investments sold............     27,756         1,447         7,056        250,290       24,763       201,125
                                           -----------   -----------   -----------   -----------   -----------   -----------
     Net realized gains (loss)...........    $(2,035)       $  362       $   186       $  4,643      $ 1,466      $ (5,033)
                                           -----------   -----------   -----------   -----------   -----------   -----------
   Net unrealized appreciation
     (depreciation) on investments:
     End of year.........................    $15,085        $6,747       $ 6,736       $ (6,224)     $27,953      $124,054
     Beginning of year...................     --               257           499         --           10,955         1,079
                                           -----------   -----------   -----------   -----------   -----------   -----------
       Change in unrealized appreciation
         (depreciation)..................    $15,085        $6,490       $ 6,237       $ (6,224)     $16,998      $122,975
                                           -----------   -----------   -----------   -----------   -----------   -----------
     Realized and unrealized gains
       (losses)..........................    $13,050        $6,852       $ 6,423       $ (1,581)     $18,464      $117,942
                                           -----------   -----------   -----------   -----------   -----------   -----------
 INCREASE IN NET ASSETS FROM OPERATIONS..    $21,044        $7,450       $15,080       $ 62,510      $58,352      $118,763
                                           -----------   -----------   -----------   -----------   -----------   -----------
                                           -----------   -----------   -----------   -----------   -----------   -----------

                                                             FHI
                                               FGP          SUB-           FMM           FCN          FIP           NLM
                                           SUB-ACCOUNT    ACCOUNT**    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                           -----------   -----------   -----------   -----------  -----------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
     distributions received..............    $ 34,173       $--        $   32,102    $      382     $ 48,449      $   167
                                           -----------   -----------   -----------   -----------  -----------   -----------
 REALIZED AND UNREALIZED GAINS:
   Realized gains (losses) on investment
     transactions:
     Proceeds from sales.................    $131,813       $3,615     $4,370,327    $    7,774     $549,801      $40,211
     Cost of investments sold............     130,441        3,869      4,370,327         6,607      437,848       39,705
                                           -----------   -----------   -----------   -----------  -----------   -----------
       Net realized gains (losses).......    $  1,372       $ (254)    $   --             1,167     $111,953      $   506
                                           -----------   -----------   -----------   -----------  -----------   -----------
   Net unrealized appreciation on
     investments:
     End of year.........................    $530,726       $1,576     $   --        $   97,673     $698,312      $   489
     Beginning of year...................       1,530       --             --               609      102,939           90
                                           -----------   -----------   -----------   -----------  -----------   -----------
       Change in unrealized
         appreciation....................    $529,196       $1,576     $   --            97,064     $595,373      $   399
                                           -----------   -----------   -----------   -----------  -----------   -----------
     Realized and unrealized gains.......    $530,568       $1,322     $   --        $   98,231     $707,326      $   905
                                           -----------   -----------   -----------   -----------  -----------   -----------
 INCREASE IN NET ASSETS FROM
  OPERATIONS.............................    $564,741       $1,322     $   32,102    $   98,613     $755,775      $ 1,072
                                           -----------   -----------   -----------   -----------  -----------   -----------
                                           -----------   -----------   -----------   -----------  -----------   -----------

 * For the period April 23, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
** For the period February 11, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

                        47                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE (U.S.) VARIABLE ACCOUNT G

                                               NPP           JBP           JEP           JSC           TSF
                                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT** SUB-ACCOUNT** SUB-ACCOUNT      TOTAL
                                           -----------   -----------   -----------   -----------   -----------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
     distributions received..............    $ 97,246      $ 32,711      $ 19,117      $ 12,274      $ 22,221    $  420,891
                                           -----------   -----------   -----------   -----------   -----------   -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
     transactions:
     Proceeds from sales.................    $253,851      $353,484      $156,221      $ 97,943      $ 84,787    $6,561,853
     Cost of investments sold............     294,613       346,482       143,195       126,054       109,596     6,521,174
                                           -----------   -----------   -----------   -----------   -----------   -----------
     Net realized gains (losses).........    $(40,762)     $  7,002      $ 13,026      $(28,111)     $(24,809)   $   40,679
                                           -----------   -----------   -----------   -----------   -----------   -----------
   Net unrealized appreciation
     (depreciation) on investments:
     End of year.........................    $(48,732)     $  6,550      $  4,990      $(11,212)     $(22,684)   $1,432,039
     Beginning of year...................         960           (95)       --            --              (766)      118,057
                                           -----------   -----------   -----------   -----------   -----------   -----------
       Change in unrealized appreciation
         (depreciation)..................    $(49,692)     $  6,645      $  4,990      $(11,212)     $(21,918)   $1,313,982
                                           -----------   -----------   -----------   -----------   -----------   -----------
     Realized and unrealized gains
       (losses)..........................    $(90,454)     $ 13,647      $ 18,016      $(39,323)     $(46,727)   $1,354,661
                                           -----------   -----------   -----------   -----------   -----------   -----------
     Increase (decrease) in net assets
       from operations...................    $  6,792      $ 46,358      $ 37,133      $(27,049)     $(24,506)   $1,775,552
                                           -----------   -----------   -----------   -----------   -----------   -----------
                                           -----------   -----------   -----------   -----------   -----------   -----------

** For the period February 11, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

                        48                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE (U.S.) VARIABLE ACCOUNT G

STATEMENTS OF CHANGES IN NET ASSETS

                                                            CAS                    EGS                            GSS
                                                        SUB-ACCOUNT            SUB-ACCOUNT                    SUB-ACCOUNT
                                                       -------------  ------------------------------  ----------------------------
                                                        YEAR ENDED     YEAR ENDED     PERIOD ENDED     YEAR ENDED    PERIOD ENDED
                                                       DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                       -------------  -------------  ---------------  -------------  -------------
                                                           1998*          1998            1997            1998           1997
                                                       -------------  -------------  ---------------  -------------  -------------
OPERATIONS:
  Net investment income..............................   $     7,994     $     598       $  --          $     8,657    $   --
  Net realized gains (losses)........................        (2,035)          362               6              186              2
  Net unrealized gains...............................        15,085         6,490             257            6,237            499
                                                       -------------  -------------        ------     -------------  -------------
      Increase in net assets from operations.........   $    21,044     $   7,450       $     263      $    15,080    $       501
                                                       -------------  -------------        ------     -------------  -------------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received.......................   $    69,165     $  18,930       $   2,617      $   165,413    $     2,618
    Net transfers between Sub-Accounts...............        49,909        13,669          --              --             153,244
    Withdrawals, surrenders, annuitizations and
      contract charges...............................        (3,904)       (1,061)            (57)          (7,748)           (60)
                                                       -------------  -------------        ------     -------------  -------------
  Increase in net assets from contract owner
    transactions.....................................   $   115,170     $  31,538       $   2,560      $   157,665    $   155,802
                                                       -------------  -------------        ------     -------------  -------------
    Increase in net assets...........................   $   136,214     $  38,988       $   2,823      $   172,745    $   156,303
NET ASSETS:
  Beginning of year..................................       --              2,823          --              156,303        --
                                                       -------------  -------------        ------     -------------  -------------
  End of year........................................   $   136,214     $  41,811       $   2,823      $   329,048    $   156,303
                                                       -------------  -------------        ------     -------------  -------------
                                                       -------------  -------------        ------     -------------  -------------

                                                            TRS                   WGO                           FEI
                                                        SUB-ACCOUNT           SUB-ACCOUNT                   SUB-ACCOUNT
                                                       -------------  ----------------------------  ----------------------------
                                                        YEAR ENDED     YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       -------------  -------------  -------------  -------------  -------------
                                                          1998**          1998           1997           1998           1997
                                                       -------------  -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income..............................   $    64,091    $    39,888    $   --         $       821     $  --
  Net realized gains (losses)........................         4,643          1,466            303         (5,033)           12
  Net unrealized gains (losses)......................        (6,224)        16,998         10,956        122,975         1,079
                                                       -------------  -------------  -------------  -------------  -------------
      Increase in net assets from operations.........   $    62,510    $    58,352    $    11,259    $   118,763     $   1,091
                                                       -------------  -------------  -------------  -------------  -------------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received.......................   $   742,106    $   540,355    $   200,129    $ 1,756,032     $  12,040
    Net transfers between Sub-Accounts...............      (115,350)         2,700        --             (58,426)       --
    Withdrawals, surrenders, annuitizations and
      contract charges...............................       (34,953)       (26,751)        (5,130)       (78,355)         (227)
                                                       -------------  -------------  -------------  -------------  -------------
  Increase in net assets from contract owner
    transactions.....................................   $   591,803    $   516,304    $   194,999    $ 1,619,251     $  11,813
                                                       -------------  -------------  -------------  -------------  -------------
    Increase in net assets...........................   $   654,313    $   574,656    $   206,258    $ 1,738,014     $  12,904
NET ASSETS:
  Beginning of year..................................       --             206,258        --              12,904        --
                                                       -------------  -------------  -------------  -------------  -------------
  End of year........................................   $   654,313    $   780,914    $   206,258    $ 1,750,918     $  12,904
                                                       -------------  -------------  -------------  -------------  -------------
                                                       -------------  -------------  -------------  -------------  -------------

 *For the period April 23, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
** For the period February 11, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

                        49                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE (U.S.) VARIABLE ACCOUNT G

                                                                   FGP                    FHI                   FMM
                                                               SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                       ----------------------------  -------------  ----------------------------
                                                        YEAR ENDED    PERIOD ENDED    YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       -------------  -------------  -------------  -------------  -------------
                                                           1998           1997          1998**          1998           1997
                                                       -------------  -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income..............................   $    34,173    $   --         $   --         $    32,102    $     8,584
  Net realized gains (losses)........................         1,372        --                (254)       --             --
  Net unrealized gains...............................       529,196          1,529          1,576        --             --
                                                       -------------  -------------  -------------  -------------  -------------
      Increase in net assets from operations.........   $   564,741    $     1,529    $     1,322    $    32,102    $     8,584
                                                       -------------  -------------  -------------  -------------  -------------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received.......................   $ 1,547,362    $   --         $    75,590    $ 1,495,810    $   612,754
    Net transfers between Sub-Accounts...............       259,472        245,191         94,193     (1,173,716)      (612,977)
    Withdrawals, surrenders, annuitizations and
      contract charges...............................       (80,050)           (10)        (3,669)       (28,796)        (2,776)
                                                       -------------  -------------  -------------  -------------  -------------
  Increase (decrease) in net assets from contract
    owner transactions...............................   $ 1,726,784    $   245,181    $   166,114    $   293,298    ($   (2,999)
                                                       -------------  -------------  -------------  -------------  -------------
    Increase in net assets...........................   $ 2,291,525    $   246,710    $   167,436    $   325,400    $     5,585
NET ASSETS:
  Beginning of year..................................       246,710        --             --             105,701        100,116
                                                       -------------  -------------  -------------  -------------  -------------
  End of year........................................   $ 2,538,235    $   246,710    $   167,436    $   431,101    $   105,701
                                                       -------------  -------------  -------------  -------------  -------------
                                                       -------------  -------------  -------------  -------------  -------------

                                                     FCN                            FIP                            NLM
                                                 SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                        ------------------------------  ----------------------------  ------------------------------
                                         YEAR ENDED     PERIOD ENDED     YEAR ENDED    PERIOD ENDED    YEAR ENDED     PERIOD ENDED
                                        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                        -------------  ---------------  -------------  -------------  -------------  ---------------
                                            1998            1997            1998           1997           1998            1997
                                        -------------  ---------------  -------------  -------------  -------------  ---------------
OPERATIONS:
  Net investment income...............   $       382      $  --          $    48,449    $   --          $     167       $  --
  Net realized gains..................         1,167              8          111,953          2,026           506               1
  Net unrealized gains................        97,064            608          595,373        102,937           399              90
                                        -------------        ------     -------------  -------------  -------------        ------
      Increase in net assets from
        operations....................   $    98,613      $     616      $   755,775    $   104,963     $   1,072       $      91
                                        -------------        ------     -------------  -------------  -------------        ------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received........   $   153,403      $   6,022      $ 2,846,625    $   897,270     $  26,898       $   2,617
    Net transfers between
      Sub-Accounts....................       268,273         --              320,272        --              2,696          --
    Withdrawals, surrenders,
      annuitizations and contract
      charges.........................        (7,846)          (119)        (524,138)       (24,225)       (1,541)            (52)
                                        -------------        ------     -------------  -------------  -------------        ------
  Increase in net assets from contract
    owner transactions................   $   413,830      $   5,903      $ 2,642,759    $   873,045     $  28,053       $   2,565
                                        -------------        ------     -------------  -------------  -------------        ------
    Increase in net assets............   $   512,443      $   6,519      $ 3,398,534    $   978,008     $  29,125       $   2,656
NET ASSETS:
  Beginning of year...................         6,519         --              978,008        --              2,656          --
                                        -------------        ------     -------------  -------------  -------------        ------
  End of year.........................   $   518,962      $   6,519      $ 4,376,542    $   978,008     $  31,781       $   2,656
                                        -------------        ------     -------------  -------------  -------------        ------
                                        -------------        ------     -------------  -------------  -------------        ------

** For the period February 11, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

                        50                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE (U.S.) VARIABLE ACCOUNT G

                                                                   NPP                           JBP                    JEP
                                                               SUB-ACCOUNT                   SUB-ACCOUNT            SUB-ACCOUNT
                                                       ----------------------------  ----------------------------  -------------
                                                        YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED
                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       -------------  -------------  -------------  -------------  -------------
                                                           1998           1997           1998           1997          1998**
                                                       -------------  -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income..............................   $    97,246    $   --         $    32,711     $   1,837     $    19,117
  Net realized gains (losses)........................       (40,762)       --               7,002            44          13,026
  Net unrealized gains (losses)......................       (49,692)           960          6,645           (95)          4,990
                                                       -------------  -------------  -------------  -------------  -------------
      Increase in net assets from operations.........   $     6,792    $       960    $    46,358     $   1,786     $    37,133
                                                       -------------  -------------  -------------  -------------  -------------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received.......................   $   829,194    $   --         $   971,373     $  68,356     $   267,400
    Net transfers between Sub-Accounts...............        80,931        122,595         42,894        30,649         (92,224)
    Withdrawals, surrenders, annuitizations and
      contract charges...............................       (40,375)            (5)      (366,856)       (1,577)         (8,367)
                                                       -------------  -------------  -------------  -------------  -------------
  Increase in net assets from contract owner
    transactions.....................................   $   869,750    $   122,590    $   647,411     $  97,428     $   166,809
                                                       -------------  -------------  -------------  -------------  -------------
    Increase in net assets...........................   $   876,542    $   123,550    $   693,769     $  99,214     $   203,942
NET ASSETS:
  Beginning of year..................................       123,550        --              99,214        --             --
                                                       -------------  -------------  -------------  -------------  -------------
  End of year........................................   $ 1,000,092    $   123,550    $   792,983     $  99,214     $   203,942
                                                       -------------  -------------  -------------  -------------  -------------
                                                       -------------  -------------  -------------  -------------  -------------

                                                            JSC                   TSF
                                                        SUB-ACCOUNT           SUB-ACCOUNT                      TOTAL
                                                       -------------  ----------------------------  ----------------------------
                                                        YEAR ENDED     YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       -------------  -------------  -------------  -------------  -------------
                                                          1998**          1998           1997           1998           1997
                                                       -------------  -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income..............................   $    12,274    $    22,221     $  --         $   420,891    $    10,421
  Net realized gains (losses)........................       (28,111)       (24,809)           (2)         40,679          2,400
  Net unrealized gains (losses)......................       (11,212)       (21,918)         (766)      1,313,982        118,054
                                                       -------------  -------------  -------------  -------------  -------------
      Increase (decrease) in net assets from
        operations...................................   $   (27,049)   $   (24,506)    $    (768)    $ 1,775,552    $   130,875
                                                       -------------  -------------  -------------  -------------  -------------
CONTRACT OWNER TRANSACTIONS:
    Purchase payments received.......................   $   281,469    $   257,817     $  19,632     $12,044,942    $ 1,824,055
    Net transfers between Sub-Accounts...............        87,065        189,442        61,298         (28,200)       --
    Withdrawals, surrenders, annuitizations and
      contract charges...............................       (14,937)       (17,017)         (337)     (1,246,364)       (34,575)
                                                       -------------  -------------  -------------  -------------  -------------
  Increase in net assets from contract owner
    transactions.....................................   $   353,597    $   430,242     $  80,593     $10,770,378    $ 1,789,480
                                                       -------------  -------------  -------------  -------------  -------------
    Increase in net assets...........................   $   326,548    $   405,736     $  79,825     $12,545,930    $ 1,920,355
NET ASSETS:
  Beginning of year..................................       --              79,825        --           2,020,471        100,116
                                                       -------------  -------------  -------------  -------------  -------------
  End of year........................................   $   326,548    $   485,561     $  79,825     $14,566,401    $ 2,020,471
                                                       -------------  -------------  -------------  -------------  -------------
                                                       -------------  -------------  -------------  -------------  -------------

** For the period February 11, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

                        51                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life of Canada (U.S.) Variable Account G (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.), the Sponsor, was established on July 25, 1996 as a funding vehicle for the variable portion of certain individual variable life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of one of the following mutual funds: MFS/Sun Life Series Trust, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Neuberger & Berman Advisers Management Trust, J.P. Morgan Series Trust II, Dreyfus Variable Investment Fund, T. Rowe Price Equity Series, Inc. and Templeton Variable Products Series Fund.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of an investment portfolio of the mutual funds are recorded at their net asset value. Realized gains and losses on sales of shares are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

(3) CONTRACT CHARGES

The Sponsor deducts expense charges applied to premium consisting of the premium tax, the federal DAC tax and the sales load. The premium tax varies by state but in general will range from 2% to 4% of premium in most states (Kentucky charges 7%). The DAC tax charge is 1.25% of premium. The sales load is 8.75% of premium up to target premium and 2.25% of premium in excess of target premium. A portion of the sales load is refunded for surrenders in the first three policy years.

The Sponsor deducts certain charges from the account value of each contract, through the cancellation of units, on a monthly basis. A monthly expense charge of $13.75 per policy at the beginning of each month

                        52                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

NOTES TO FINANCIAL STATEMENTSCONTINUED
during the first policy year and $7.50 for months thereafter is deducted to recover certain administration expenses. The Sponsor also deducts a charge at the end of each policy month for providing life insurance protection. This charge will be based upon the Sponsor's expectations of future mortality, persistency, interest rates, expenses and taxes. However, the maximum rates for the base death benefit for insureds that are not rated substandard risks will not exceed those based on the 1980 CSO Mortality Tables, and the maximum rates for the APB rider death benefit for similar insureds will not exceed those based on 125% of the 1980 CSO Mortality Tables.

The Sponsor deducts certain charges from the account value of each contract, through the cancellation of units, at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. Through October of 1998, the daily deduction was .0020471% (which is equivalent to an annual rate of .75%) for policies in their first ten policy years and .0009572% (which is equivalent to an annual rate of .35%) for policies in policy year eleven and beyond. The daily deduction is currently .0016389% (which is equivalent to an annual rate of
 .60%) for policies in their first ten policy years, .0005474% (which is equivalent to an annual rate of .20%) for the next ten policy years and
 .0002738% (which is equivalent to an annual rate of .10%) for policies in policy years twenty-one and beyond.

                        53                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE (U.S.) VARIABLE ACCOUNT G
NOTES TO FINANCIAL STATEMENTS -- continued

                                                                                                      UNITS WITHDRAWN,
                                                                                   UNITS TRANSFERRED   SURRENDERED AND     UNITS
                                                                                        BETWEEN        ANNUITIZED AND    OUTSTANDING
                                           UNITS OUTSTANDING                         SUB-ACCOUNTS       CANCELED FOR      END OF
                                           BEGINNING OF YEAR    UNITS PURCHASED    AND FIXED ACCOUNT  CONTRACT CHARGES     YEAR
                                           ------------------  ------------------  -----------------  -----------------  ---------
                                             YEAR     PERIOD     YEAR     PERIOD     YEAR    PERIOD     YEAR    PERIOD     YEAR
                                            ENDED     ENDED      ENDED    ENDED     ENDED    ENDED     ENDED    ENDED      ENDED
                                           DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31, DEC. 31,  DEC. 31, DEC. 31,  DEC. 31,
                                           --------  --------  --------- --------  -------- --------  -------- --------  ---------
SUB-ACCOUNTS                                 1998      1997      1998      1997      1998     1997      1998     1997      1998
------------------------------------------ --------  --------  --------- --------  -------- --------  -------- --------  ---------
CAS.......................................    --       --          6,564    --        4,445    --         (349)   --        10,660
EGS.......................................      257    --          1,599      262     1,067    --          (85)      (5)     2,838
GSS.......................................   14,789    --         14,555      262     --      14,533      (702)      (6)    28,642
TRS.......................................    --       --         69,056    --      (10,148)    --      (2,971)   --        55,937
WGO.......................................   19,525    --         46,090   20,007     1,282    --       (2,395)    (482)    64,502
FEI.......................................    1,182    --        155,915    1,204    (6,554)    --      (6,803)     (22)   143,740
FGP.......................................   24,099    --        137,491    --       22,870   24,100    (6,712)      (1)   177,748
FHI.......................................    --       --          7,374    --        9,430    --         (347)   --        16,457
FMM.......................................   10,000   10,000     141,043   58,312  (109,762)  (58,312)   (2,589)   --       38,692
FCN.......................................      591    --          9,406      602    26,828    --         (623)     (11)    36,202
FIP.......................................   84,660    --        225,497   86,851    24,933    --      (39,865)  (2,191)   295,225
NLM.......................................      257    --          2,523      262       305    --         (144)      (5)     2,941
NPP.......................................   11,653    --         76,494    --        6,112   11,654    (3,740)      (1)    90,519
JBP.......................................    9,348    --         89,677    6,603     3,925    2,896   (33,770)    (151)    69,180
JEP.......................................    --       --         24,048    --       (7,212)    --        (657)   --        16,179
JSC.......................................    --       --         27,699    --        5,298    --       (1,341)   --        31,656
TSF.......................................    8,289    --         27,080    1,963    16,159    6,360    (1,734)     (34)    49,794


                                              PERIOD
                                               ENDED
                                             DEC. 31,
                                            -----------
SUB-ACCOUNTS                                   1997
------------------------------------------  -----------
CAS.......................................     --
EGS.......................................        257
GSS.......................................     14,789
TRS.......................................     --
WGO.......................................     19,525
FEI.......................................      1,182
FGP.......................................     24,099
FHI.......................................     --
FMM.......................................     10,000
FCN.......................................        591
FIP.......................................     84,660
NLM.......................................        257
NPP.......................................     11,653
JBP.......................................      9,348
JEP.......................................     --
JSC.......................................     --
TSF.......................................      8,289

                        54                            SUN LIFE CORPORATE VUL-SM-

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life of Canada (U.S.) Variable Account G and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Capital Appreciation Sub-Account, Emerging Growth Sub-Account, Government Securities Sub-Account, Total Return Sub-Account, World Growth Sub-Account, Equity Income Sub-Account, Growth Sub-Account, High Income Sub-Account, Money Market Sub-Account, Contrafund Sub-Account, Index 500 Sub-Account, Limited Maturity Bond Sub-Account, Partners Sub-Account, Bond Sub-Account, Equity Sub-Account, Small Company Sub-Account, and Templeton Stock Fund Sub-Account of Sun Life of Canada (U.S.) Variable Account G (the "Sub-Accounts") as of December 31, 1998, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1998 and 1997. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts at December 31, 1998, the results of their operations and the changes in their net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 4, 1999

                        55                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND
CAPITAL STOCK AND SURPLUS
DECEMBER 31, 1998 AND 1997 (IN THOUSANDS)

                                                                                   1998           1997
                                                                               -------------  -------------
ADMITTED ASSETS
    Bonds                                                                      $   1,763,468  $   1,910,699
    Common stocks                                                                    128,445        117,229
    Mortgage loans on real estate                                                    535,003        684,035
    Properties acquired in satisfaction of debt                                       17,207         22,475
    Investment real estate                                                            78,021         78,426
    Policy loans                                                                      41,944         40,348
    Cash and short-term investments                                                  265,226        544,418
    Other invested assets                                                             64,177         55,716
    Life insurance premiums and annuity considerations due and uncollected                --          9,203
    Investment income due and accrued                                                 35,706         39,279
    Federal income tax recoverable and interest thereon                                1,110             --
    Receivable from parent, subsidiaries and affiliates                                   --         27,136
    Funds withheld on reinsurance assumed                                                 --        982,653
    Other assets                                                                       1,928          1,842
                                                                               -------------  -------------
    General account assets                                                         2,932,235      4,513,459
    Separate account assets:
      Unitized                                                                    11,774,745      9,068,021
      Non-unitized                                                                 2,195,641      2,343,877
                                                                               -------------  -------------
    Total Admitted Assets                                                      $  16,902,621  $  15,925,357
                                                                               -------------  -------------
                                                                               -------------  -------------
LIABILITIES
    Aggregate reserve for life policies and contracts                          $   1,216,107  $   2,188,243
    Supplementary contracts                                                            1,885          2,247
    Policy and contract claims                                                           369          2,460
    Provision for policyholders' dividends and coupons payable                            --         32,500
    Liability for premium and other deposit funds                                  1,000,875      1,450,705
    Surrender values on cancelled policies                                                 5            215
    Interest maintenance reserve                                                      40,490         33,830
    Commissions to agents due or accrued                                               2,615          2,826
    General expenses due or accrued                                                    5,932          6,238
    Transfers from Separate Accounts due or accrued                                 (361,863)      (284,078)
    Taxes, licenses and fees due or accrued, excluding FIT                               401            105
    Federal income taxes due or accrued                                               25,019         56,384
    Unearned investment income                                                            23             34
    Amounts withheld or retained by company as agent or trustee                          529             47
    Remittances and items not allocated                                                5,176          1,363
    Borrowed money                                                                        --        110,142
    Asset valuation reserve                                                           44,392         47,605
    Payable to parent, subsidiaries, and affiliates                                   30,381             --
    Payable for securities                                                               428         27,104
    Other liabilities                                                                  9,770          2,924
                                                                               -------------  -------------
    General account liabilities                                                    2,022,534      3,680,894
    Separate account liabilities:
      Unitized                                                                    11,774,522      9,067,891
      Non-unitized                                                                 2,195,641      2,343,877
                                                                               -------------  -------------
    Total liabilities                                                             15,992,697     15,092,662
                                                                               -------------  -------------
CAPITAL STOCK AND SURPLUS
    Common capital stock                                                               5,900          5,900
                                                                               -------------  -------------
    Surplus notes                                                                    565,000        565,000
    Gross paid in and contributed surplus                                            199,355        199,355
    Unassigned funds                                                                 139,669         62,440
                                                                               -------------  -------------
    Surplus                                                                          904,024        826,795
                                                                               -------------  -------------
    Total common capital stock and surplus                                           909,924        832,695
                                                                               -------------  -------------
    Total Liabilities, Capital Stock and Surplus                               $  16,902,621  $  15,925,357
                                                                               -------------  -------------
                                                                               -------------  -------------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

                        56                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 (IN 000'S)

                                              1998        1997        1996
                                           ----------  ----------  ----------
 INCOME:
     Premiums and annuity considerations   $  210,198  $  254,066  $  266,942
     Deposit-type funds                     2,140,604   2,155,297   1,775,230
     Considerations for supplementary
       contracts without life
       contingencies and dividend
       accumulations                            2,086       1,615       2,340
     Net investment income                    184,532     270,249     303,753
     Amortization of interest maintenance
       reserve                                  2,282       1,166       1,557
     Income from fees associated with
       investment management and
       administration and contract
       guarantees from Separate Account       141,211     109,757      83,278
     Net gain from operations from
       Separate Account                            --           5          --
     Other income                              87,364     102,889      87,532
                                           ----------  ----------  ----------
     Total                                  2,768,277   2,895,044   2,520,632
                                           ----------  ----------  ----------
 BENEFITS AND EXPENSES:
     Death benefits                            15,335      17,284      12,394
     Annuity benefits                         153,636     148,135     146,654
     Disability benefits and benefits
       under accident and health policies         104         132         105
     Surrender benefits and other fund
       withdrawals                          1,933,833   1,854,004   1,507,263
     Interest on policy or contract funds        (140)        699       2,205
     Payments on supplementary contracts
       without life contingencies and
       dividend accumulations                   2,528       1,687       2,120

     Increase (decrease) in aggregate
       reserves for life and accident and
       health policies and contracts         (972,135)    127,278     162,678
     Decrease in liability for premium
       and other deposit funds               (449,831)   (447,603)   (392,348)
     Increase (decrease) in reserve for
       supplementary contracts without
       life contingencies and for
       dividend and coupon accumulations         (362)         42         327
                                           ----------  ----------  ----------
     Total                                    682,968   1,701,658   1,441,398
     Commissions on premiums and annuity
       considerations (direct business
       only)                                  137,718     132,700     109,894
     Commissions and expense allowances
       on reinsurance assumed                  13,032      17,951      18,910
     General insurance expenses                58,132      46,624      37,206
     Insurance taxes, licenses and fees,
       excluding federal income taxes           7,388       8,267       8,431
     Increase (decrease) in loading on
       and cost of collection in excess
       of loading on deferred and
       uncollected premiums                    (1,663)        523         901
     Net transfers to Separate Accounts       722,851     844,130     761,941
     Reserve and fund adjustments on
       reinsurance terminated               1,017,112          --          --
                                           ----------  ----------  ----------
     Total                                  2,637,538   2,751,853   2,378,681
                                           ----------  ----------  ----------
     Net gain from operations before
       dividends to policyholders and
       Federal Income Taxes                   130,739     143,191     141,951
     Dividends to policyholders                (5,981)     33,316      29,189
                                           ----------  ----------  ----------
     Net gain from operations after
       dividends to policyholders and
       before Federal Income Taxes            136,720     109,875     112,762
     Federal income tax expense
       (benefit), (excluding tax on
       capital gains)                          11,713       7,339      (5,400)
                                           ----------  ----------  ----------
     Net gain from operations after
       dividends to policyholders and
       federal income taxes and before
       realized capital gains                 125,007     102,536     118,162
     Net realized capital gains less
       capital gains tax and transferred
       to the IMR                                 394      26,706       4,862
                                           ----------  ----------  ----------
 NET INCOME                                $  125,401  $  129,242  $  123,024
                                           ----------  ----------  ----------
                                           ----------  ----------  ----------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

                        57                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.) STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 (IN 000'S)

                                                              1998        1997         1996
                                                           ----------  -----------  -----------
Capital and surplus, Beginning of year                     $  832,695  $   567,143  $   792,452
                                                           ----------  -----------  -----------
Net income                                                    125,401      129,242      123,024
Change in net unrealized capital gains (losses)                  (384)       1,152       (1,715)
Change in non-admitted assets and related items                (1,086)        (463)          67
Change in reserve on account of change in valuation basis          --       39,016           --
Change in asset valuation reserve                               3,213        6,307      (11,812)
Surplus (contributed to) withdrawn from Separate Accounts
  during period                                                    82           --          100
Other changes in surplus in Separate Accounts Statements           10           --           --
Change in surplus notes                                            --      250,000     (335,000)
Dividends to stockholders                                     (50,000)    (159,722)          --
Aggregate write-ins for gains and losses in surplus                (7)          20           27
                                                           ----------  -----------  -----------
Net change in capital and surplus for the year                 77,229      265,552     (225,309)
                                                           ----------  -----------  -----------
Capital and surplus, End of year                           $  909,924  $   832,695  $   567,143
                                                           ----------  -----------  -----------
                                                           ----------  -----------  -----------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

                        58                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.) STATUTORY STATEMENTS OF CASH FLOW
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 (IN THOUSANDS)

                                               1998         1997         1996
                                            -----------  -----------  -----------
 Cash Provided by Operations:
  Premiums, annuity considerations and
    deposit funds received                  $ 2,361,669  $ 2,410,919  $ 2,059,577
  Considerations for supplementary
    contracts and dividend accumulations
    received                                      2,086        1,615        2,340
  Net investment income received                236,944      345,279      324,914
  Other income received                         253,147      208,223       88,295
                                            -----------  -----------  -----------
 Total receipts                               2,853,846    2,966,036    2,475,126
                                            -----------  -----------  -----------
  Benefits paid (other than dividends)        2,107,736    2,020,747    1,671,483
  Insurance expenses and taxes paid (other
    than federal income and capital gains
    taxes)                                      217,023      203,650      172,015
  Net cash transferred to Separate
    Accounts                                    800,636      895,465      755,605
  Dividends paid to policyholders                26,519       28,316       22,689
  Federal income tax payments
    (recoveries),(excluding tax on capital
    gains)                                       46,965        1,397      (15,363)
  Other--net                                       (138)         698        2,205
                                            -----------  -----------  -----------
 Total payments                               3,198,741    3,150,273    2,608,634
                                            -----------  -----------  -----------
 Net cash used in operations                   (344,895)    (184,237)    (133,508)
                                            -----------  -----------  -----------
  Proceeds from long-term investments
    sold, matured or repaid (after
    deducting taxes on capital gains of
    $2,038 for 1998, $750 for 1997 and
    $1,555 for 1996)                          1,261,396    1,343,803    1,768,147
  Issuance (repayment) of surplus notes              --      250,000     (335,000)
  Other cash provided (used)                    (40,529)      71,095      147,956
                                            -----------  -----------  -----------
 Total cash provided                          1,220,867    1,664,898    1,581,103
                                            -----------  -----------  -----------
 Cash Applied:
  Cost of long-term investments acquired       (967,901)    (773,783)  (1,318,880)
  Other cash applied                           (187,263)    (310,519)    (177,982)
                                            -----------  -----------  -----------
 Total cash applied                          (1,155,164)  (1,084,302)  (1,496,862)
 Net change in cash and short-term
 investments                                   (279,192)     396,359      (49,267)
 Cash and short-term investments:
 Beginning of year                              544,418      148,059      197,326
                                            -----------  -----------  -----------
 End of year                                $   265,226  $   544,418  $   148,059
                                            -----------  -----------  -----------
                                            -----------  -----------  -----------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

                        59                            SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the "Company") is incorporated as a life insurance company and is currently engaged in the sale of individual variable life insurance, individual fixed and variable annuities, group fixed and variable annuities and group pension contracts.

Effective May 1, 1997, the Company became a wholly-owned subsidiary of the newly established Sun Life of Canada (U.S.) Holdings, Inc. ("Life Holdco"). On December 18, 1997, Life Holdco became a wholly-owned subsidiary of the Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. ("US Holdco"). US Holdco is a wholly-owned subsidiary of Sun Life Assurance Company of Canada ("SLOC"). Prior to December 18, 1997, Life Holdco was a direct wholly-owned subsidiary of SLOC.

The Company, which is domiciled in the State of Delaware, prepares its financial statements in accordance with statutory accounting practices prescribed or permitted by the State of Delaware Insurance Department. Prescribed accounting practices include practices described in a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted accounting practices encompass all accounting practices not so prescribed. The permitted accounting practices adopted by the Company are not material to the financial statements. Prior to 1996, statutory accounting practices were recognized by the insurance industry and the accounting profession as generally accepted accounting principles for mutual life insurance companies and stock life insurance companies wholly-owned by mutual life insurance companies. In April 1993, the Financial Accounting Standards Board ("FASB") issued an interpretation (the "Interpretation"), that became effective in 1996, which changed the previous practice of mutual life insurance companies (and stock life insurance companies that are wholly-owned subsidiaries of mutual life insurance companies) with respect to utilizing statutory basis financial statements for general purposes, in that it will no longer allow such financial statements to be described as having been prepared in conformity with generally accepted accounting principles ("GAAP"). Consequently, these financial statements prepared in conformity with statutory accounting practices, as described above, vary from and are not intended to present the Company's financial position, results of operations or cash flow in conformity with generally accepted accounting principles. (See Note 20 for further discussion relative to the Company's basis of financial statement presentation.) The effects on the financial statements of the variances between the statutory basis of accounting and GAAP, although not reasonably determinable, are presumed to be material.

INVESTED ASSETS

Bonds are carried at cost, adjusted for amortization of premium or accrual of discount. Investments in non-insurance subsidiaries are carried on the equity basis. Investments in mortgage backed securities are generally carried at amortized cost. Changes in prepayment assumptions and resulting cash flows are evaluated periodically. The adjusted yield is used to calculate investment income in future periods. If current book value exceeds future undiscounted cash flows, a realized capital loss is recorded and amortized through IMR.

                              60                      SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES (CONTINUED):
Investments in insurance subsidiaries are carried at their statutory surplus values. Mortgage loans acquired at a premium or discount are carried at amortized values and other mortgage loans are carried at the amounts of the unpaid balances. Real estate investments are carried at the lower of cost, adjusted for accumulated depreciation or appraised value, less encumbrances. Short-term investments are carried at amortized cost, which approximates fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years.

POLICY AND CONTRACT RESERVES

The reserves for life insurance and annuity contracts, developed by accepted actuarial methods, have been established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods that will provide reserves at least as great as those required by law and contract provisions.

INCOME AND EXPENSES

For life and annuity contracts, premiums are recognized as revenues over the premium paying period, whereas commissions and other costs applicable to the acquisition of new business are charged to operations as incurred.

SEPARATE ACCOUNTS

The Company has established unitized separate accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts.

Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract holders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market value as determined by quoted market prices of the underlying investments.

The Company has also established a non-unitized separate account for amounts allocated to the fixed portion of certain combination fixed/variable deferred annuity contracts. The assets of this account are available to fund general account liabilities, and general account assets are available to fund liabilities of this account.

Gains (losses) from mortality experience and investment experience of the separate accounts, not applicable to contract owners, are transferred to (from) the general account. Accumulated gains (losses) that have not been transferred are recorded as a payable (receivable) to (from) the general account. Amounts payable to the general account of the Company were $361,863,000 in 1998 and $284,078,000 in 1997.

CHANGES IN ACCOUNTING PRINCIPLES AND REPORTING

As described more fully in Note 10, during 1997 the Company changed certain assumptions used in determining actuarial reserves.

                              61                      SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES (CONTINUED):
In March 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles ("Codification"). The Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices and it is uncertain when, or if, the state of Delaware will require adoption of Codification for the preparation of statutory financial statements. The Company has not finalized the quantification of the effects of Codification on its statutory financial statements.

OTHER

Preparation of the financial statements requires management to make estimates and assumptions that affect reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to amounts as presented in the current year.

2.  INVESTMENTS IN SUBSIDIARIES

The Company owns all of the outstanding shares of Sun Life Insurance and Annuity Company of New York ("Sun Life (N.Y.)"), Massachusetts Casualty Insurance Company ("MCIC"), Sun Life of Canada (U.S.) Distributors, Inc. (formerly Sun Investment Services Company) ("Sundisco"), New London Trust, F.S.B. ("NLT"), Sun Life Financial Services Limited ("SLFSL"), Sun Benefit Services Company, Inc. ("Sunbesco"), Sun Capital Advisers, Inc. ("Sun Capital"), Sun Life Finance Corporation ("Sunfinco"), Sun Life of Canada (U.S.) SPE 97-1, Inc. ("SPE 97-1"), Clarendon Insurance Agency, Inc. ("Clarendon") and Sun Life Information Services Ireland Ltd. ("SLISL").

On February 5, 1999, the Company finalized the sale of MCIC, a disability insurance company which issues primarily individual disability income policies, to Centre Solutions (U.S.) Limited, a wholly-owned subsidiary of Centre Reinsurance Holdings Limited for approximately $34 million. The impact of this sale to the ongoing operations of the Company is not expected to be material.

On September 28, 1998, the Company formed SLISL as an offshore technology center for the purpose of completing systems projects for affiliates.

On October 30, 1997, the Company established a wholly-owned special purpose corporation, SPE 97-1, for the purpose of engaging in activities incidental to securitizing mortgage loans.

On December 31, 1997, the Company purchased from Massachusetts Financial Services ("MFS") all of the outstanding shares of Clarendon, a registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates.

Prior to December 24, 1997, the Company owned 93.6% of the outstanding shares of MFS. On December 24, 1997, the Company transferred all of its shares of MFS to Life Holdco in the form of a dividend valued at

                              62                      SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

2.  INVESTMENTS IN SUBSIDIARIES (CONTINUED):
$159,722,000. As a result of this transaction, the Company realized a gain of $21,195,000 of undistributed earnings.

MFS, a registered investment adviser, serves as investment adviser to the mutual funds in the MFS family of funds as well as certain mutual funds and separate accounts established by the Company. The MFS Asset Management Group provides investment advice to substantial private clients.

Sun Life (N.Y.) is engaged in the sale of individual fixed and variable annuity contracts and group life and disability insurance contracts in the State of New York.

Sundisco is a registered investment adviser and broker-dealer.

NLT is a federally chartered savings bank.

SLFSL serves as the marketing administrator for the distribution of the offshore products of Sun Life Assurance Company of Canada (Bermuda), an affiliate.

Sun Capital is a registered investment adviser.

Sunfinco and Sunbesco are currently inactive.

On September 28, 1998 a $500,000 note was issued by SLISL to the Company at a rate of 6.0%, maturing on September 28, 2002.

A $110,000,000 note was issued to the Company by MFS on February 11, 1998 at an interest rate of 6.0% due February 11, 1999. Another $110,000,000 note was issued to the Company by MFS on December 22, 1998 at an interest rate of 5.55% due February 11, 1999.

On December 23, 1997, the Company issued a $110,000,000 note to US Holdco at an interest rate of 5.80%, which was repaid on March 1, 1998. A $110,000,000 note was also issued to the Company by MFS on December 23, 1997 at an interest rate of 5.85% and was repaid on February 11, 1998.

On December 31, 1996, the Company issued a $58,000,000 note to SLOC at an interest rate of 5.70% which was repaid on February 10, 1997. Also on December 31, 1996, the Company was issued a $58,000,000 note by MFS at an interest rate of 5.76%. This note was repaid to the Company on February 10, 1997. On December 31, 1998, 1997 and 1996, the Company had an additional $20,000,000 in notes issued by MFS, scheduled to mature in 2000.

                              63                      SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

2.  INVESTMENTS IN SUBSIDIARIES (CONTINUED):
During 1998, 1997, and 1996, the Company contributed capital in the following amounts to its subsidiaries:

                                                                                     1998       1997       1996
                                                                                   ---------  ---------  ---------
                                                                                           (IN THOUSANDS)
MCIC                                                                                      --  $   2,000  $  10,000
SLFSL                                                                              $     750      1,000      1,500
SPE 97-1                                                                                  --     20,377         --
Sundisco                                                                              10,000         --         --
Sun Capital                                                                              500         --         --
Clarendon                                                                                 10         --         --
SLISL                                                                                    502         --         --

Summarized combined financial information of the Company's subsidiaries as of December 31, 1998, 1997 and 1996 and for the years then ended, follows:

                                                                           1998           1997           1996
                                                                       -------------  -------------  -------------
                                                                                     (IN THOUSANDS)
Intangible assets                                                      $          --  $          --  $       9,646
Other assets                                                               1,315,317      1,190,951      1,376,014
Liabilities                                                               (1,186,872)    (1,073,966)    (1,241,617)
                                                                       -------------  -------------  -------------
Total net assets                                                       $     128,445  $     116,985  $     144,043
                                                                       -------------  -------------  -------------
                                                                       -------------  -------------  -------------
Total revenues                                                         $     222,853  $     750,364  $     717,280
Operating expenses                                                          (221,933)      (646,896)      (624,199)
Income tax expense                                                            (1,222)       (43,987)       (42,820)
                                                                       -------------  -------------  -------------
Net income (loss)                                                      $        (302) $      59,481  $      50,261
                                                                       -------------  -------------  -------------
                                                                       -------------  -------------  -------------

On December 24, 1997, the Company transferred all of its shares of MFS to its parent, Life Holdco.

                              64                      SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

3.  BONDS

Investments in debt securities are as follows:

                                                                               DECEMBER 31, 1998
                                                              ----------------------------------------------------
                                                                               GROSS        GROSS      ESTIMATED
                                                               AMORTIZED    UNREALIZED   UNREALIZED       FAIR
                                                                  COST         GAINS      (LOSSES)       VALUE
                                                              ------------  -----------  -----------  ------------
                                                                                 (IN THOUSANDS)
Long-term bonds:
    United States government and government agencies and
      authorities                                             $    140,417   $   7,635    $    (177)  $    147,875
    States, provinces and political subdivisions                    16,632       2,219           --         18,851
    Public utilities                                               397,670      38,740         (238)       436,172
    Transportation                                                 197,207      22,481          (18)       219,670
    Finance                                                        144,958      12,542         (494)       157,006
    All other corporate bonds                                      866,584      50,814       (6,419)       910,979
                                                              ------------  -----------  -----------  ------------
        Total long-term bonds                                    1,763,468     134,431       (7,346)     1,890,553
                                                              ------------  -----------  -----------  ------------
Short-term bonds:
    U.S. Treasury Bills, bankers acceptances and commercial
      paper                                                         43,400          --           --         43,400
    Affiliates                                                     220,000          --           --        220,000
                                                              ------------  -----------  -----------  ------------
        Total short-term bonds                                     263,400          --           --        263,400
                                                              ------------  -----------  -----------  ------------
Total bonds                                                   $  2,026,868   $ 134,431    $  (7,346)  $  2,153,953
                                                              ------------  -----------  -----------  ------------
                                                              ------------  -----------  -----------  ------------

                              65                      SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

3.  BONDS (CONTINUED):

                                                                               DECEMBER 31, 1997
                                                              ----------------------------------------------------
                                                                               GROSS        GROSS      ESTIMATED
                                                               AMORTIZED    UNREALIZED   UNREALIZED       FAIR
                                                                  COST         GAINS      (LOSSES)       VALUE
                                                              ------------  -----------  -----------  ------------
                                                                                 (IN THOUSANDS)
Long-term bonds:
    United States government and government agencies and
      authorities                                             $    126,923   $   5,529    $      --   $    132,452
    States, provinces and political subdivisions                    22,361       2,095           --         24,456
    Public utilities                                               398,939      35,338          (91)       434,186
    Transportation                                                 214,130      22,000         (390)       235,740
    Finance                                                        157,891       5,885         (120)       163,656
    All other corporate bonds                                      990,455      52,678       (5,456)     1,037,677
                                                              ------------  -----------  -----------  ------------
        Total long-term bonds                                    1,910,699     123,525       (6,057)     2,028,167
                                                              ------------  -----------  -----------  ------------
Short-term bonds:
    U.S. Treasury Bills, bankers acceptances and commercial
      paper                                                        431,032          --           --        431,032
    Affiliates                                                     110,000          --           --        110,000
                                                              ------------  -----------  -----------  ------------
        Total short-term bonds                                     541,032          --           --        541,032
                                                              ------------  -----------  -----------  ------------
Total bonds                                                   $  2,451,731   $ 123,525    $  (6,057)  $  2,569,199
                                                              ------------  -----------  -----------  ------------
                                                              ------------  -----------  -----------  ------------

The amortized cost and estimated fair value of bonds at December 31, 1998 are shown below by contractual maturity. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call and/or prepayment penalties.

                                                                                            DECEMBER 31, 1998
                                                                                        --------------------------
                                                                                         AMORTIZED     ESTIMATED
                                                                                            COST       FAIR VALUE
                                                                                        ------------  ------------
                                                                                              (IN THOUSANDS)
Maturities:
    Due in one year or less                                                             $    459,631  $    460,787
    Due after one year through five years                                                    329,625       336,516
    Due after five years through ten years                                                   264,372       283,840
    Due after ten years                                                                      703,341       781,253
                                                                                        ------------  ------------
                                                                                           1,756,969     1,862,396
    Mortgage-backed securities                                                               269,899       291,557
                                                                                        ------------  ------------
Total bonds                                                                             $  2,026,868  $  2,153,953
                                                                                        ------------  ------------
                                                                                        ------------  ------------

                              66                      SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

3.  BONDS (CONTINUED):
Proceeds from sales and maturities of investments in debt securities during 1998, 1997, and 1996 were $1,016,811,000, $980,264,000, and $1,554,016,000, gross gains were $17,025,000, $10,732,000, and $16,975,000 and gross losses were $866,000, $2,446,000, and $10,885,000, respectively.

Bonds included above with an amortized cost of approximately $2,572,000, $2,578,000 and $2,060,000 at December 31, 1998, 1997 and 1996, respectively, were on deposit with governmental authorities as required by law.

Excluding investments in U.S. government and agencies securities, the Company is not exposed to significant concentration of credit risk in its portfolio.

4.  SECURITIES LENDING

The Company has a securities lending program operated on its behalf by the Company's primary custodian, Chase Manhattan Bank of New York. The custodian has indemnified the Company against losses arising from this program. There were no securities out on loan as of December 31, 1998 and 1997. Income resulting from this program was $94,000, $200,000 and $137,000 for the years ended December 31, 1998, 1997 and 1996, respectively.

5.  MORTGAGE LOANS

The Company invests in commercial first mortgage loans throughout the United States. The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management's judgment, the mortgage loans' values are impaired, appropriate losses are recorded.

The following table shows the geographical distribution of the mortgage loan portfolio.

                                                                                                 DECEMBER 31,
                                                                                            ----------------------
                                                                                               1998        1997
                                                                                            ----------  ----------
                                                                                                (IN THOUSANDS)
California                                                                                  $   82,397  $  119,122
Massachusetts                                                                                   53,528      58,981
Michigan                                                                                        34,357      42,912
New York                                                                                        21,190      45,696
Ohio                                                                                            36,171      51,862
Pennsylvania                                                                                    93,587      97,949
Washington                                                                                      36,548      54,948
All other                                                                                      177,225     212,565
                                                                                            ----------  ----------
                                                                                            $  535,003  $  684,035
                                                                                            ----------  ----------
                                                                                            ----------  ----------

The Company has restructured mortgage loans totaling $30,743,000 and $26,284,000 at December 31, 1998 and 1997, respectively, against which there are allowances for losses of $2,120,000 and $3,026,000, respectively.

                              67                      SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

5.  MORTGAGE LOANS (CONTINUED):
The Company has made commitments of mortgage loans on real estate into the future.The outstanding commitments for these mortgages amount to $18,005,000 and $12,300,000 at December 31, 1998 and 1997, respectively.

6.  INVESTMENT GAINS AND LOSSES

                                                                                      YEARS ENDED DECEMBER 31,
                                                                                  ---------------------------------
                                                                                     1998        1997       1996
                                                                                  ----------  ----------  ---------
                                                                                           (IN THOUSANDS)
Net realized gains (losses):
Bonds                                                                             $    5,659  $    2,882  $   5,631
Common stock of affiliates                                                                --      21,195         --
Common stocks                                                                             48
Mortgage loans                                                                         2,374       3,837        763
Real estate                                                                              955       2,912        599
Other invested assets                                                                 (3,827)       (717)       567
                                                                                  ----------  ----------  ---------
Subtotal                                                                               5,209      30,109      7,560
Capital gains tax expense                                                              4,815       3,403      2,698
                                                                                  ----------  ----------  ---------
Total                                                                             $      394  $   26,706  $   4,862
                                                                                  ----------  ----------  ---------
                                                                                  ----------  ----------  ---------
Changes in unrealized gains (losses):
Common stock of affiliates                                                        $     (302) $   (2,894) $  (5,739)
Mortgage loans                                                                        (1,312)      1,524       (600)
Real estate                                                                              403       3,377      4,624
Other invested assets                                                                    827        (855)        --
                                                                                  ----------  ----------  ---------
Total                                                                             $     (384) $    1,152  $  (1,715)
                                                                                  ----------  ----------  ---------
                                                                                  ----------  ----------  ---------

Realized capital gains and losses on bonds and mortgages and interest rate swaps which relate to changes in levels of interest rates are charged or credited to an interest maintenance reserve ("IMR") and amortized into income over the remaining contractual life of the security sold. The net realized capital gains credited to the interest maintenance reserve were $8,943,000 in 1998, $6,321,000 in 1997, and $7,710,000 in 1996. All gains and losses are transferred net of applicable income taxes.

                              68                      SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

7.  NET INVESTMENT INCOME

Net investment income consisted of:

                                                                                    YEARS ENDED DECEMBER 31,
                                                                               ----------------------------------
                                                                                  1998        1997        1996
                                                                               ----------  ----------  ----------
                                                                                         (IN THOUSANDS)
Interest income from bonds                                                     $  167,436  $  188,924  $  178,695
Income from investment in common stock of affiliates                                3,675      41,181      50,408
Interest income from mortgage loans                                                53,269      76,073      92,591
Real estate investment income                                                      15,932      17,161      16,249
Interest income from policy loans                                                   2,881       3,582       2,790
Other investment income (loss)                                                       (641)       (193)      1,710
                                                                               ----------  ----------  ----------
Gross investment income                                                           242,552     326,728     342,443
                                                                               ----------  ----------  ----------
Interest on surplus notes and notes payable                                       (44,903)    (42,481)    (23,061)
Investment expenses                                                               (13,117)    (13,998)    (15,629)
                                                                               ----------  ----------  ----------
Net investment income                                                          $  184,532  $  270,249  $  303,753
                                                                               ----------  ----------  ----------
                                                                               ----------  ----------  ----------

8.  DERIVATIVES

The Company uses derivative instruments for interest rate risk management purposes, including hedges against specific interest rate risk and to minimize the Company's exposure to fluctuations in interest rates. The Company's use of derivatives has included U.S. Treasury futures, conventional interest rate swaps, and forward spread lock interest rate swaps.

In the case of interest rate futures, gains or losses on contracts that qualify as hedges are deferred until the earliest of the completion of the hedging transaction, determination that the transaction will no longer take place, or determination that the hedge is no longer effective. Upon completion of the hedge, where it is impractical to allocate gains or losses to specific hedged assets or liabilities, gains or losses are deferred in IMR and amortized over the remaining life of the hedged assets. At December 31, 1998 and 1997 there were no futures contracts outstanding.

In the case of interest rate and foreign currency swap agreements and forward spread lock interest rate swap agreements, gains or losses on terminated swaps are deferred in the IMR and amortized over the shorter of the remaining life of the hedged asset sold or the remaining term of the swap contract. The net differential to be paid or received on interest rate swaps is recorded monthly as interest rates change.

                              69                      SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

8.  DERIVATIVES (CONTINUED):
Options are used to hedge the stock market interest exposure in the mortality and expense risk charges and guaranteed minimum death benefit features of the Company's variable annuities. The Company's open positions are as follows:

                                                                                         SWAPS OUTSTANDING
                                                                                       AT DECEMBER 31, 1998
                                                                                 ---------------------------------
                                                                                      NOTIONAL       MARKET VALUE
                                                                                 PRINCIPAL AMOUNTS   OF POSITIONS
                                                                                 ------------------  -------------
                                                                                          (IN THOUSANDS)
Conventional interest rate swaps                                                     $   45,000        $     508
Foreign currency swap                                                                     1,178              263

                                                                                         SWAPS OUTSTANDING
                                                                                       AT DECEMBER 31, 1997
                                                                                 ---------------------------------
                                                                                      NOTIONAL       MARKET VALUE
                                                                                 PRINCIPAL AMOUNTS   OF POSITIONS
                                                                                 ------------------  -------------
                                                                                          (IN THOUSANDS)
Conventional interest rate swaps                                                     $   80,000        $  (2,891)
Foreign currency swap                                                                     1,700              208
Forward spread lock swaps                                                                50,000              274
Asian Put Option S & P 500                                                               75,000              693

The market value of swaps is the estimated amount that the Company would receive or pay on termination or sale, taking into account current interest rates and the current credit worthiness of the counterparties. The Company is exposed to potential credit loss in the event of nonperformance by counterparties. The counterparties are major financial institutions and management believes that the risk of incurring losses related to credit risk is remote.

9.  LEVERAGED LEASES

The Company is a lessor in a leveraged lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was leased for a term of 9.75 years. The Company's equity investment represented 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment and non-recourse to the Company. At the end of the lease term, the Master Lessee may exercise a fixed price purchase option to purchase the equipment.

                              70                      SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

9.  LEVERAGED LEASES (CONTINUED):
The Company's net investment in leveraged leases is composed of the following elements:

                                                                                              DECEMBER 31,
                                                                                         ----------------------
                                                                                            1998        1997
                                                                                         ----------  ----------
                                                                                             (IN THOUSANDS)
Lease contracts receivable                                                               $   78,937  $   92,605
Less non-recourse debt                                                                      (78,920)    (92,589)
                                                                                         ----------  ----------
                                                                                                 17          16
Estimated residual value of leased assets                                                    41,150      41,150
Less unearned and deferred income                                                            (8,932)    (10,324)
                                                                                         ----------  ----------
Investment in leveraged leases                                                               32,235      30,842
Less fees                                                                                      (138)       (163)
                                                                                         ----------  ----------
Net investment in leveraged leases                                                       $   32,097  $   30,679
                                                                                         ----------  ----------
                                                                                         ----------  ----------

The net investment is included in "other invested assets" on the balance sheet.

10. REINSURANCE

The Company has agreements with SLOC which provide that SLOC will reinsure the mortality risks of the individual life insurance contracts sold by the Company. Under these agreements basic death benefits and supplementary benefits are reinsured on a yearly renewable term basis and coinsurance basis, respectively. Reinsurance transactions under these agreements had the effect of decreasing income from operations by approximately $2,128,000, $1,381,000 and $1,603,000 for the years ended December 31, 1998, 1997 and 1996, respectively.

Effective January 1, 1991, the Company entered into an agreement with SLOC under which certain individual life insurance contracts issued by SLOC were reinsured by the Company on a 90% coinsurance basis. During 1997 SLOC changed certain assumptions used in determining the gross and the ceded reserve balance. The Company reflected the effect of the changes in assumptions to its assumed reserves as a direct credit to surplus. The effect of the change was a $39,016,000 decrease in reserves. Also, the agreement required SLOC to reinsure the mortality risks in excess of $500,000 per policy for the individual life insurance contracts assumed by the Company. Such death benefits are reinsured on a yearly renewable term basis. The life reinsurance assumed agreement required the reinsurer to withhold funds in amounts equal to the reserves assumed. These agreements had the effect of increasing income from operations by approximately $24,579,000, $37,050,000 and $35,161,000 for the years ended December 31, 1998,
1997 and 1996, respectively. The Company terminated this agreement effective October 1, 1998, resulting in an increase in income from operations of $65,679,000 which included a cash settlement.

                              71                      SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

10. REINSURANCE (CONTINUED):
The following are summarized pro-forma results of operations of the Company for the years ended December 31, 1998, 1997 and 1996 before the effect of reinsurance transactions with SLOC:

                                                                                 YEARS ENDED DECEMBER 31,
                                                                         ----------------------------------------
                                                                             1998          1997          1996
                                                                         ------------  ------------  ------------
                                                                                      (IN THOUSANDS)
Income:
    Premiums, annuity deposits and other revenues                        $  2,377,364  $  2,340,733  $  1,941,423
    Net investment income and realized gains                                  187,208       298,120       310,172
                                                                         ------------  ------------  ------------
    Subtotal                                                                2,564,572     2,638,853     2,251,595
                                                                         ------------  ------------  ------------
Benefits and Expenses:
    Policyholder benefits                                                   2,312,247     2,350,354     2,011,998
    Other expenses                                                            203,238       187,591       155,531
                                                                         ------------  ------------  ------------
    Subtotal                                                                2,515,485     2,537,945     2,167,529
                                                                         ------------  ------------  ------------
Income from operations                                                   $     49,087  $    100,908  $     84,066
                                                                         ------------  ------------  ------------
                                                                         ------------  ------------  ------------

The Company has an agreement with an unrelated company which provides reinsurance of certain individual life insurance contracts on a modified coinsurance basis and under which all deficiency reserves related to these contracts are reinsured. Reinsurance transactions under this agreement had the effect of increasing income from operations by $3,008,000 in 1998, and decreasing income from operations by $2,658,000 in 1997 and $46,000 in 1996.

                              72                      SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

11. WITHDRAWAL CHARACTERISTICS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES

The withdrawal characteristics of general account and separate account annuity reserves and deposits are as follows:

                                                                                             DECEMBER 31, 1998
                                                                                        ----------------------------
                                                                                           AMOUNT       % OF TOTAL
                                                                                        -------------  -------------
                                                                                               (IN THOUSANDS)
Subject to discretionary withdrawal-with adjustment:
    With market value adjustment                                                        $   2,896,529          19
    At book value less surrender charges (surrender charge >5%)                            10,227,212          66
    At book value (minimal or no charge or adjustment)                                      1,264,453           8
Not subject to discretionary withdrawal provision                                           1,106,197           7
                                                                                        -------------         ---
Total annuity actuarial reserves and deposit liabilities                                $  15,494,391         100
                                                                                        -------------         ---
                                                                                        -------------         ---

                                                                                             DECEMBER 31, 1997
                                                                                        ----------------------------
                                                                                           AMOUNT       % OF TOTAL
                                                                                        -------------  -------------
                                                                                               (IN THOUSANDS)
Subject to discretionary withdrawal-with adjustment:
    With market value adjustment                                                        $   3,415,394          25
    At book value less surrender charges (surrender charge >5%)                             7,672,211          57
    At book value (minimal or no charge or adjustment)                                      1,259,698           9
Not subject to discretionary withdrawal provision                                           1,164,651           9
                                                                                        -------------         ---
Total annuity actuarial reserves and deposit liabilities                                $  13,511,954         100
                                                                                        -------------         ---
                                                                                        -------------         ---

12. SEGMENT INFORMATION

The Company offers financial products and services such as fixed and variable annuities, retirement plan services and life insurance on an individual basis. Within these areas, the Company conducts business principally in two operating segments and maintains a corporate segment to provide for the capital needs of the various operating segments and to engage in other financing related activities.

The Individual Insurance segment markets and administers a variety of life insurance products sold to individuals and corporate owners of individual life insurance. The products include whole life, universal life and variable life products.

The Retirement Products and Services ("RPS") segment markets and administers individual and group variable annuity products, individual and group fixed annuity products which include market value adjusted annuities, and other retirement benefit products.

                              73                      SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

12. SEGMENT INFORMATION (CONTINUED):
The following amounts pertain to the various business segments:


                                                                                                 FEDERAL
                                                          TOTAL          TOTAL        PRETAX      INCOME        TOTAL
(IN THOUSANDS)                                           REVENUES    EXPENDITURES*    INCOME      TAXES        ASSETS
-----------------------------------------------------  ------------  -------------  ----------  ----------  -------------
    1998
Individual Insurance                                   $    229,710   $   144,800   $   84,910  $   (4,148) $     199,683
RPS                                                       2,527,608     2,483,715       43,893      12,486     16,123,905
Corporate                                                    10,959         3,042        7,917       3,375        579,033
                                                       ------------  -------------  ----------  ----------  -------------
    Total                                              $  2,768,277   $ 2,631,557   $  136,720  $   11,713  $  16,902,621
                                                       ------------  -------------  ----------  ----------  -------------
      1997
Individual Insurance                                        304,141       272,333       31,808      13,825      1,143,697
RPS                                                       2,533,006     2,507,591       25,414      10,667     14,043,221
Corporate                                                    57,897         5,244       52,653     (17,153)       738,439
                                                       ------------  -------------  ----------  ----------  -------------
    Total                                              $  2,895,044   $ 2,785,169   $  109,875  $    7,339  $  15,925,357
                                                       ------------  -------------  ----------  ----------  -------------
      1996
Individual Insurance                                        281,309       255,846       25,463      13,931        817,115
RPS                                                       2,174,602     2,151,126       23,476       1,203     12,057,572
Corporate                                                    64,721           898       63,823     (20,534)       689,266
                                                       ------------  -------------  ----------  ----------  -------------
    Total                                              $  2,520,632   $ 2,407,870   $  112,762  $   (5,400) $  13,563,953
                                                       ------------  -------------  ----------  ----------  -------------


------------------------

* Total expenditures include dividends to policyholders of $(5,981) for 1998, $33,316 for 1997 and $29,189 for 1996.

13. RETIREMENT PLANS

The Company participates with SLOC in a noncontributory defined benefit pension plan covering essentially all employees. The benefits are based on years of service and compensation.

The funding policy for the pension plan is to contribute an amount which at least satisfies the minimum amount required by ERISA; currently, the plan is fully funded. The Company is charged for its share of the pension cost based upon its covered participants. Pension plan assets consist principally of separate accounts of SLOC.

The Company's share of the group's accrued pension cost was $1,178,000 and $593,000 at December 31, 1998 and 1997, respectively. The Company's share of net periodic pension cost was $586,000, $146,000 and $27,000, for 1998, 1997 and
1996, respectively.

The Company also participates with SLOC and certain affiliates in a 401(k) savings plan for which substantially all employees are eligible. The Company matches, up to specified amounts, employees' contributions to the plan. Company contributions were $231,000, $259,000 and $233,000 for the years ended December 31, 1998, 1997 and 1996, respectively.

                              74                      SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

13. RETIREMENT PLANS (CONTINUED):
OTHER POST-RETIREMENT BENEFIT PLANS

In addition to pension benefits the Company provides certain health, dental, and life insurance benefits ("post-retirement benefits") for retired employees and dependents. Substantially all employees may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount.

Effective January 1, 1993, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 106, "Employer's Accounting for Postretirement Benefits Other Than Pensions." SFAS No. 106 requires an accrual of the estimated cost of retiree benefit payments during the years the employee provides services. SFAS No. 106 allows recognition of the cumulative effect of the liability in the year of adoption or the amortization of the obligation over a period of up to 20 years. The obligation of approximately $455,000 is recognized over a period of ten years. The Company's cash flows are not affected by implementation of this standard, but implementation decreased net income by $95,000, $117,000, and $8,000 for the years ended December 31, 1998, 1997, and 1996, respectively. The Company's post retirement health, dental and life insurance benefits currently are not funded.

                              75                      SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

13. RETIREMENT PLANS (CONTINUED):
OTHER POST-RETIREMENT BENEFIT PLANS CONTINUED

The following table sets forth the change in the pension and other postretirement benefit plans' benefit obligations and assets as well as the plans' funded status reconciled with the amount shown in the Company's financial statements at December 31:

                                                                        PENSION BENEFITS        OTHER BENEFITS
                                                                        1998        1997        1998       1997
                                                                     ----------  ----------  ----------  ---------
                                                                                    (IN THOUSANDS)
Change in benefit obligation:
    Benefit obligation at beginning of year                          $   79,684  $   70,848  $    9,845  $   9,899
    Service cost                                                          4,506       4,251         240        306
    Interest cost                                                         6,452       5,266         673        725
    Amendments                                                               --       1,000          --         --
    Actuarial loss (gain)                                                21,975          --         308       (801)
    Benefits paid                                                        (1,825)     (1,681)       (647)      (284)
                                                                     ----------  ----------  ----------  ---------
Benefit obligation at end of year                                    $  110,792  $   79,684  $   10,419  $   9,845
                                                                     ----------  ----------  ----------  ---------
                                                                     ----------  ----------  ----------  ---------
The Company's share:
    Benefit obligation at beginning of year                          $    5,094  $    4,529  $      385  $     384
    Benefit obligation at end of year                                $    9,125  $    5,094  $      416  $     385
Change in plan assets:
    Fair value of plan assets at beginning of year                   $  136,610  $  122,807  $       --  $      --
    Actual return on plan assets                                         16,790      15,484          --         --
    Employer contribution                                                    --          --         647        284
    Benefits paid                                                        (1,825)     (1,681)       (647)      (284)
                                                                     ----------  ----------  ----------  ---------
Fair value of plan assets at end of year                             $  151,575  $  136,610  $       --  $      --
                                                                     ----------  ----------  ----------  ---------
                                                                     ----------  ----------  ----------  ---------
Funded status                                                        $   40,783  $   56,926  $  (10,419) $  (9,845)
Unrecognized net actuarial gain (loss)                                   (2,113)    (18,147)        586        257
Unrecognized transition obligation (asset)                              (24,674)    (26,730)        185        230
Unrecognized prior service cost                                           7,661       8,241          --         --
                                                                     ----------  ----------  ----------  ---------
Prepaid (accrued) benefit cost                                       $   21,657  $   20,290  $   (9,648) $  (9,358)
                                                                     ----------  ----------  ----------  ---------
                                                                     ----------  ----------  ----------  ---------
The Company's share of accrued benefit cost                          $   (1,178) $     (593) $     (195) $    (102)
Weighted-average assumptions as of December 31:
    Discount rate                                                         6.75%       7.50%       6.75%      7.50%
    Expected return on plan assets                                        8.00%       7.50%         N/A        N/A
    Rate of compensation increase                                         4.50%       4.50%         N/A        N/A

                              76                      SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

13. RETIREMENT PLANS (CONTINUED):
For measurement purposes, a 10.1% annual rate of increase in the per capita cost of covered health care benefits was assumed for 1998 (5.7% for dental benefits). The rates were assumed to decrease gradually to 5% for 2005 and remain at that level thereafter.

                                                                               1998       1997       1998       1997
                                                                            ----------  ---------  ---------  ---------
Components of net periodic benefit cost:
    Service cost                                                            $    4,506  $   4,251  $     240  $     306
    Interest cost                                                                6,452      5,266        673        725
    Expected return on plan assets                                             (10,172)    (9,163)        --         --
    Amortization of transition obligation (asset)                               (2,056)    (2,056)        45         45
    Amortization of prior service cost                                             580        517         --         --
    Recognized net actuarial (gain) loss                                          (677)      (789)       (20)        71
                                                                            ----------  ---------  ---------  ---------
Net periodic benefit cost                                                   $   (1,367) $  (1,974) $     938  $   1,147
                                                                            ----------  ---------  ---------  ---------
                                                                            ----------  ---------  ---------  ---------
    The Company's share of net periodic benefit cost                        $      586  $     146  $      95  $     117
                                                                            ----------  ---------  ---------  ---------
                                                                            ----------  ---------  ---------  ---------

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                                          1-PERCENTAGE-POINT   1-PERCENTAGE-POINT
                                                                               INCREASE             DECREASE
                                                                          -------------------  -------------------
                                                                                       (IN THOUSANDS)
Effect on total of service and interest cost components                        $     210            $    (170)
Effect on postretirement benefit obligation                                        2,026               (1,697)

                              77                      SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

14. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 1998 and 1997:

                                                                  DECEMBER 31, 1998
                                                       ---------------------------------------
                                                        CARRYING AMOUNT   ESTIMATED FAIR VALUE
                                                       -----------------  --------------------
                                                                   (IN THOUSANDS)
ASSETS:
Bonds                                                    $   2,026,868        $  2,153,953
Mortgages                                                      535,003             556,143
Derivatives                                                         --                 771
LIABILITIES:
Insurance reserves                                       $     121,100        $    121,100
Individual annuities                                           274,448             271,849
Pension products                                             1,104,489           1,145,351


                                                                  DECEMBER 31, 1997
                                                       ---------------------------------------
                                                        CARRYING AMOUNT   ESTIMATED FAIR VALUE
                                                       -----------------  --------------------
                                                                   (IN THOUSANDS)
ASSETS:
Bonds                                                    $   2,451,731        $  2,569,199
Mortgages                                                      684,035             706,975
LIABILITIES:
Insurance reserves                                       $     123,128        $    123,128
Individual annuities                                           307,668             302,165
Pension products                                             1,527,433           1,561,108
Derivatives                                                         --              (1,716)

The major methods and assumptions used in estimating the fair values of financial instruments are as follows:

The fair values of short-term bonds are estimated to be the amortized cost. The fair values of long-term bonds which are publicly traded are based upon market prices or dealer quotes. For privately placed bonds, fair values are estimated by taking into account prices for publicly traded bonds of similar credit risk and maturity and repayment and liquidity characteristics.

The fair values of the Company's general account insurance reserves and liabilities under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

The fair values of mortgages are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

The fair values of derivative financial instruments are estimated using the process described in Note 8.

                              78                      SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

15. STATUTORY INVESTMENT VALUATION RESERVES

The asset valuation reserve ("AVR") provides a reserve for losses from investments in bonds, stocks, mortgage loans, real estate and other invested assets with related increases or decreases being recorded directly to surplus.

Realized capital gains and losses on bonds and mortgages which relate to changes in levels of interest rates are charged or credited to an interest maintenance reserve ("IMR") and amortized into income over the remaining contractual life of the security sold.

The table shown below presents changes in the major elements of the AVR and IMR.

                                                                                 YEARS ENDED DECEMBER 31,
                                                                                1998                  1997
                                                                        --------------------  --------------------
                                                                           AVR        IMR        AVR        IMR
                                                                        ---------  ---------  ---------  ---------
                                                                                      (IN THOUSANDS)
Balance, beginning of year                                              $  47,605  $  33,830  $  53,911  $  28,675
Net realized investment gains, net of tax                                     256      8,942     17,400      6,321
Amortization of net investment gains                                           --     (2,282)        --     (1,166)
Unrealized investment losses                                               (6,550)        --     (2,340)        --
Required by formula                                                         3,081         --    (21,366)        --
                                                                        ---------  ---------  ---------  ---------
Balance, end of year                                                    $  44,392  $  40,490  $  47,605  $  33,830
                                                                        ---------  ---------  ---------  ---------
                                                                        ---------  ---------  ---------  ---------

16. FEDERAL INCOME TAXES

The Company and its subsidiaries file a consolidated federal income tax return. Federal income taxes are calculated for the consolidated group based upon amounts determined to be payable as a result of operations within the current year. No provision is recognized for timing differences which may exist between financial statement and taxable income. Such timing differences include reserves, depreciation and accrual of market discount on bonds. Cash payments for federal income taxes were approximately $48,144,000, $31,000,000 and $19,264,000 for the years ended December 31, 1998, 1997 and 1996, respectively. The Company is currently undergoing an audit by the Internal Revenue Service. The Company believes that there will be no material audit adjustments for the periods under examination.

17. SURPLUS NOTES AND NOTES RECEIVABLE (PAYABLE)

On December 22, 1997, the Company issued a $250,000,000 surplus note to Life Holdco. This note has an interest rate of 8.625% and is due on or after November 6, 2027.

On May 9, 1997, the Company issued a short-term note of $600,000,000 to Life Holdco at an interest rate of 5.10%, which was extended at various interest rates. This note was repaid on December 22, 1997.

On December 19, 1995, the Company issued surplus notes totaling $315,000,000 to an affiliate, Sun Canada Financial Co., at interest rates between 5.75% and 7.25%. Of these notes, $157,500,000 will mature in the year 2007 and $157,500,000 will mature in the year 2015. Interest on these notes is payable semiannually.

                              79                      SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

17. SURPLUS NOTES AND NOTES RECEIVABLE (PAYABLE) (CONTINUED):
Principal and interest on surplus notes are payable only to the extent that the Company meets specified requirements regarding free surplus exclusive of the principal amount and accrued interest, if any, on these notes and with the consent of the Delaware Insurance Commissioner.

The Company accrued $4,259,000 and $ 964,000 for interest on surplus notes for the years ended December 31, 1998 and 1997, respectively.

The Company accrued $4,259,000 and $964,000 for interest on surplus notes for the years ended December 31, 1998 and 1997, respectively.

The Company expensed $44,903,000, $42,481,000 and $23,061,000 for interest on surplus notes and notes payable for the years ended December 31, 1998, 1997 and 1996, respectively.

18. TRANSACTIONS WITH AFFILIATES

The Company has an agreement with SLOC which provides that SLOC will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis. Expenses under this agreement amounted to approximately $16,344,000 in 1998, $15,997,000 in 1997, and $20,192,000 in 1996.

The Company leases office space to SLOC under lease agreements with terms expiring in September, 1999 and options to extend the terms for each of thirteen successive five-year terms at fair market rental not to exceed 125% of the fixed rent for the term which is ending. Rent received by the Company under the leases for 1998 amounted to approximately $6,856,000.

19. RISK-BASED CAPITAL

Effective December 31, 1993, the NAIC adopted risk-based capital requirements for life insurance companies. The risk-based capital requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting practices, taking into account the risk characteristics of its investments and products. The Company has met the minimum risk-based capital requirements at December 31, 1998, 1997 and 1996.

20. ACCOUNTING POLICIES AND PRINCIPLES

The financial statements of the Company have been prepared on the basis of statutory accounting practices which, prior to 1996, were considered by the insurance industry and the accounting profession to be in accordance with GAAP for mutual life insurance companies. The primary differences between statutory accounting practices and GAAP are described as follows. Under statutory accounting practices, financial statements are not consolidated and investments in subsidiaries are shown at net equity value. Accordingly, the assets, liabilities and results of operations of the Company's subsidiaries are not consolidated with the assets, liabilities and results of operations, respectively, of the Company. Changes in net equity value of the common stock of the Company's United States life insurance subsidiaries are directly reflected in the Company's surplus. Changes in the net equity value of the

                              80                      SUN LIFE CORPORATE VUL-SM-

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

20. ACCOUNTING POLICIES AND PRINCIPLES (CONTINUED):
common stock of all other subsidiaries are directly reflected in the Company's Asset Valuation Reserve. Dividends paid by subsidiaries to the Company are included in the Company's net investment income.

Other differences between statutory accounting practices and GAAP include the following: statutory accounting practices do not recognize the following assets or liabilities which are reflected under GAAP: deferred policy acquisition costs, deferred federal income taxes and statutory nonadmitted assets. Asset Valuation Reserves and Interest Maintenance Reserves are established under statutory accounting practices but not under GAAP. Methods for calculating real estate depreciation and investment valuation allowances differ under statutory accounting practices and GAAP. Actuarial assumptions and reserving methods differ under statutory accounting practices and GAAP. Premiums for universal life and investment-type products are recognized as income for statutory purposes and as deposits to policyholders' accounts for GAAP.

Because the Company's management uses financial information prepared in conformity with accounting principles generally accepted in Canada in the normal course of business, the management of Sun Life Assurance Company of Canada (U.S.) has determined that the cost of complying with Statement No. 120, "Accounting and Reporting by Mutual Insurance Enterprises and by Insurance Enterprises for Certain Long Duration Participating Contracts", exceeds the benefits that the Company, or the users of its financial statements, would experience. Consequently, the Company has elected not to apply such standards in the preparation of these financial statements.

                              81                      SUN LIFE CORPORATE VUL-SM-

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND STOCKHOLDERS

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

We have audited the accompanying statutory statements of admitted assets, liabilities and capital stock and surplus of Sun Life Assurance Company of Canada (U.S.) (the "Company") as of December 31, 1998 and 1997, and the related statutory statements of operations, changes in capital stock and surplus, and cash flow for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Notes 1 and 20 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Delaware, which is a comprehensive basis of accounting other than generally accepted accounting principles. The effects on the financial statements of the differences between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of Sun Life Assurance Company of Canada (U.S.) as of December 31, 1998 and 1997, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 1998 on the basis of accounting described in Notes 1 and 20.

However, because of the differences between the two bases of accounting referred to in the second preceding paragraph, in our opinion, the statutory financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Sun Life Assurance Company of Canada (U.S.) as of December 31, 1998 and 1997 or the results of its operations or its cash flow for each of the three years in the period ended December 31, 1998.

As management has stated in Note 20, because the Company's management uses financial information prepared in accordance with accounting principles generally accepted in Canada in the normal course of business, the management of Sun Life Assurance Company of Canada (U.S.) has determined that the cost of complying with Statement No. 120, ACCOUNTING AND REPORTING BY MUTUAL LIFE INSURANCE ENTERPRISES AND BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION PARTICIPATING CONTRACTS, would exceed the benefits that the Company, or the users of its financial statements, would experience. Consequently, the Company has elected not to apply such standards in the preparation of these financial statements.


DELOITTE & TOUCHE LLP



Boston, Massachusetts


February 5, 1999

                        82                            SUN LIFE CORPORATE VUL-SM-

                                                                      APPENDIX A

                            GLOSSARY OF POLICY TERMS

    ACCOUNT VALUE--The sum of the amounts in each Sub-Account of the Variable Account with respect to a Policy, and the amount of the Loan Account.

    ANNIVERSARY--The same day in each succeeding year as the day of the year corresponding to the Issue Date.

    APB RIDER--An Additional Protection Benefit Rider (APB Rider) with which the Policy may be issued to provide additional life insurance coverage under the Policy.

    APB RIDER DEATH BENEFIT--The death benefit under the APB Rider.

    APB RIDER FACE AMOUNT--The amount of APB Rider coverage you request, as specified in your Application, used in determining the Death Benefit.

    ATTAINED AGE--The insured's Issue Age plus the number of completed Policy Years.

    BASE DEATH BENEFIT--The death benefit under the Policy, exclusive of any APB Rider Death Benefit or any other supplemental benefits.

    BUSINESS DAY--Any day that we are open for business.

    CASH SURRENDER VALUE--The Account Value less by the balance of any outstanding Policy Debt, plus any Sales Load Refund at Surrender.

    CLASS--The risk, underwriting, and substandard table rating, if any, classification of the insured.

    DAILY RISK PERCENTAGE--The applicable daily rate for deduction of the mortality and expense risk charge.

    DEATH BENEFIT--The sum of the Base Death Benefit and any APB Rider Death Benefit.

    DUE PROOF--Such evidence as we may reasonably require to establish that Policy Proceeds are due and payable.

    EFFECTIVE DATE OF COVERAGE--

    -   Initially, the Investment Start Date;

    - with respect to any increase in the Total Face Amount, the Monthly Anniversary Day that falls on or next follows the date we approve the supplemental application for such increase; and

    - with respect to any decrease in the Total Face Amount, the Monthly Anniversary Day that falls on or next follows the date we receive your request.

    EXPENSE CHARGES APPLIED TO PREMIUM--The expense charges applied to premium, consisting of the charges for premium tax, our federal tax obligations with respect to the Policy, and the sales load.

    FUND--A mutual fund in which a Sub-Account invests.

    GENERAL ACCOUNT--The assets held by us other than those allocated to the Sub-Accounts of the Variable Account or any of our other separate accounts.

    INVESTMENT START DATE--The date the first premium is applied, which will be the later of--

    -   the Issue Date,

    -   the Business Day we approve the application for a Policy, or

    - the Business Day we receive a Premium equal to or in excess of the Minimum Premium.

    ISSUE AGE--The insured's age as of the insured's birthday nearest the Issue Date.

    ISSUE DATE--A date specified in your Policy, from which Policy Anniversaries, Policy Years and Policy Months are measured.

    LOAN ACCOUNT--An account established for the Policy, the value of which is the principal amount of any outstanding loan against the Policy, plus credited interest thereon.

    MATURITY--The Anniversary on which the insured's Attained Age is 100.

    MINIMUM PREMIUM--The premium amount due and payable as of the Issue Date, as specified in your Policy. The Minimum Premium varies based on the Class, Issue Age, and sex of the insured and the Total Face Amount of the Policy.

    MONTHLY ANNIVERSARY DAY--The same day in each succeeding month as the day of the month corresponding to the Issue Date.

    MONTHLY COST OF INSURANCE--A deduction made on a monthly basis for the insurance coverage provided by the Policy.

    MONTHLY EXPENSE CHARGE--A per Policy deduction made on a monthly basis for administration and other expenses.

    NET PREMIUM--The amount you pay as the premium minus Expense Charges Applied to Premium.

    OUR PRINCIPAL OFFICE--Sun Life Assurance Company of Canada (U.S.) (Attn:
Corporate Markets), One Sun Life Executive Park, Wellesley Hills, Massachusetts, 02481, or such other address as we may specify to you by written notice.

    POLICY DEBT--The principal amount of any outstanding loans against the Policy, plus accrued but unpaid interest on such loans.

    POLICY MONTH--A one-month period commencing on the Issue Date or any Monthly Anniversary Day and ending on the next Monthly Anniversary Day.

    POLICY PROCEEDS--The amount determined in accordance with the terms of this Policy that is payable at the death of the insured prior to Maturity.

    POLICY YEAR--A one-year period commencing on the Issue Date or any Anniversary and ending on the next Anniversary.

    SALES LOAD REFUND AT SURRENDER--The portion of any premium paid in the Policy Year of surrender that we will refund if you surrender your Policy in the first three Policy Years.

    SEC--Securities and Exchange Commission.

    SERVICE CENTER--Andesa TPA, Inc., 1605 N. Cedar Crest Blvd., Suite 502, Allentown, Pennsylvania, 18104-2351, (610) 821-8980, or such other service center or address as we may hereafter specify to you by written notice.

    SPECIFIED FACE AMOUNT--The amount of life insurance coverage you request, as specified in your Policy, exclusive of any APB Rider coverage, used in determining the Death Benefit.

    SUB-ACCOUNTS--Sub-Accounts into which the assets of the Variable Account are divided, each of which corresponds to an investment choice available to you.

    TARGET PREMIUM--An amount of premium specified as such in your Policy, used to determine our sales load charges.

    TOTAL FACE AMOUNT--The sum of the Specified Face Amount and the APB Rider Face Amount.

    UNIT--A unit of measurement that we use to calculate the value of each Sub-Account.

    UNIT VALUE--The value of each Unit of assets in a Sub-Account.

    VALUATION DATE--Any day that benefits vary and on which we, the applicable Fund, and the New York Stock Exchange are open for business and any other day as may be required by the applicable rules and regulations of the Securities and Exchange Commission.

    VALUATION PERIOD--A period of time from one to the next determination of Unit Values. We will determine Unit Values for each Valuation Date as of the close of the New York Stock Exchange on that Valuation Date.

    VARIABLE ACCOUNT--Sun Life of Canada (U.S.) Variable Account G, one of our separate accounts established for purposes including the funding of variable insurance benefits payable under the Policy.

                                                                      APPENDIX B


              HYPOTHETICAL ILLUSTRATIONS OF CASH SURRENDER VALUES,
                       ACCOUNT VALUES AND DEATH BENEFITS

    The Tables on the following pages illustrate the way in which a Policy's Death Benefit, Account Value and Cash Surrender Value could vary over an extended period of time. They assume that all premiums are allocated to and remain in the Variable Account for the entire period shown and are based on hypothetical gross annual investment returns for the Funds (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6%, and 12% over the periods indicated.

    All Tables illustrate a Policy where the insured is a male, Issue Age 45, in the preferred (non-tobacco) rate class. These illustrations all assume a Total Face Amount of $500,000 and payment of an annual premium of $12,600. Tables 1, 2, 5 and 6 assume a Specified Face Amount of $500,000. Tables 3 and 4 assume a Specified Face Amount of $50,000 and an APB Rider Face Amount of $450,000. Tables 1 and 2 are based on guaranteed issue underwriting, Death Benefit Option A, the Cash Value Accumulation Test and a Specified Face Amount of $500,000. Tables 3 and 4 are based on the same assumptions, except that the Total Face Amount reflects a Specified Face Amount of $50,000 and an APB Rider Face Amount of $450,000. Tables 5 and 6 are based on full medical underwriting, Death Benefit Option B, the Guideline Premium Test, and a Specified Face Amount of $500,000. Tables 1, 3 and 5 differ from Tables 2, 4 and 6, respectively, only in that Tables 1, 3 and 5 reflect the deduction of current policy charges as outlined below, while Tables 2, 4 and 6 reflect the deduction of policy charges at the guaranteed maximum rates (except that Kentucky policyowners will have higher premium tax deductions than those reflected).

    The Account Values and Death Benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below such averages for individual Policy Years. The values would also be different depending on the allocation of a Policy's total Account Value among the Sub-Accounts of the Variable Account, if the actual rates of return averaged 0%, 6% or 12%, but the rates of each Fund varied above and below such averages.


    The amounts shown for the Death Benefits and Account Values take into account all charges and deductions imposed under the Policy based on the assumptions set forth in the Tables. These include: Expense Charges Applied to Premium, assuming a premium tax rate of 2% for Tables 1, 3 and 5 and 4% for Tables 2, 4 and 6. The Daily Risk Percentage charged against the Separate Account for mortality and expense risks, at an effective annual rate of 0.60% for the first 10 Policy Years, 0.20% for Policy Years 11 through 20, and 0.10% thereafter for Tables 1, 3 and 5, and 0.90% for all Policy Years for Tables 2, 4 and 6; the Monthly Expense Charge of $13.75 per month for the first Policy Year and $7.50 per month thereafter for Tables 1, 3 and 5, and $13.75 per month for all Policy Years for Tables 2, 4, and 6; and the Monthly Cost of Insurance based on current charges for Tables 1, 3 and 5, and guaranteed charges for Tables 2, 4, and 6.



    The amounts shown in the Tables also take into account the Funds' advisory fees and operating expenses, which are assumed to be at an annual rate of 0.7900% of the average daily net assets of each Fund. This is based upon a simple average of the advisory fees and expenses of all the Funds for the most recent fiscal year taking into account any applicable expense caps or expense reimbursement arrangements. Actual fees and expenses of the Funds may be more or less than 0.7900%, will vary from year to year, and will depend upon how Account Value is allocated among the Sub-Accounts. See the individual prospectus for each Fund for more information on fund expenses.

    The gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -1.38%, 4.58%, and 10.55%, respectively, during the first 10 Policy Years, -0.99%, 5.00%, and 10.99% for Policy Years 11 through 20, and -0.89%, 5.10%, and 11.10%, respectively, thereafter taking into account the current Daily Risk Percentage and the assumed 0.7900% charge for the Funds' advisory fees and operating expenses; and -1.66%, 4.29%, and 10.24%, respectively taking into account the guaranteed Daily Risk Percentage.


    The hypothetical returns shown in the Tables do not reflect any charges for income taxes against the Variable Account since no charges are currently made. If, in the future, such charges are made, in order to produce the illustrated death benefits and cash values, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by a sufficient amount to cover the tax charges.

    The second column of each Table shows the amount which would accumulate if an amount equal to each premium were invested and earned interest, after taxes, at 5% per year, compounded annually.

    We will furnish upon request a comparable Table using any specific set of circumstances. In addition to a Table assuming policy charges at their maximum, we will furnish a Table assuming current policy charges.

                                    TABLE 1
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                             SUN LIFE CORPORATE VUL
                          MALE, PREFERRED, GI, AGE 45
                         $500,000 SPECIFIED FACE AMOUNT
                           ANNUAL PREMIUM: $12,600.00
                             DEATH BENEFIT OPTION A
                          CASH VALUE ACCUMULATION TEST
                             CURRENT POLICY CHARGES



                                 HYPOTHETICAL 0%                     HYPOTHETICAL 6%                   HYPOTHETICAL 12%
                             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
          PREMIUMS                 NET -1.38%                           NET 4.58%                         NET 10.55%
          PAID PLUS    -----------------------------------    ------------------------------   ---------------------------------
          INTEREST       CASH                                   CASH                             CASH
 POLICY     AT 5%      SURRENDER     ACCOUNT       DEATH      SURRENDER    ACCOUNT    DEATH    SURRENDER    ACCOUNT      DEATH
  YEAR    PER YEAR       VALUE        VALUE       BENEFIT       VALUE       VALUE    BENEFIT     VALUE       VALUE      BENEFIT
 ------   ---------    ---------    ---------    ---------    ---------    -------   -------   ---------   ---------   ---------
      1    13,230       10,938       10,182      500,000       11,578      10,822    500,000     12,219       11,463     500,000
      2    27,121       20,688       19,932      500,000       22,600      21,844    500,000     24,589       23,833     500,000
      3    41,708       30,098       29,342      500,000       33,921      33,165    500,000     38,059       37,303     500,000
      4    57,023       38,498       38,498      500,000       44,884      44,884    500,000     52,077       52,077     500,000
      5    73,104       47,444       47,444      500,000       57,065      57,065    500,000     68,347       68,347     500,000
      6    89,989       56,219       56,219      500,000       69,769      69,769    500,000     86,313       86,313     500,000
      7   107,719       64,850       64,850      500,000       83,047      83,047    500,000    106,189      106,189     500,000
      8   126,335       74,429       74,429      500,000       98,088      98,088    500,000    129,409      129,409     500,000
      9   145,881       83,810       83,810      500,000      113,777      113,777   500,000    155,079      155,079     500,000
     10   166,406       93,009       93,009      500,000      130,163      130,163   500,000    183,489      183,489     500,000
     11   187,956      102,400      102,400      500,000      147,843      147,843   500,000    215,780      215,780     500,000
     12   210,584      111,562      111,562      500,000      166,328      166,328   500,000    251,583      251,583     534,470
     13   234,343      120,494      120,494      500,000      185,673      185,673   500,000    291,050      291,050     601,808
     14   259,290      129,195      129,195      500,000      205,932      205,932   500,000    334,531      334,531     673,527
     15   285,484      137,707      137,707      500,000      227,207      227,207   500,000    382,472      382,472     750,103
     16   312,989      145,892      145,892      500,000      249,462      249,462   500,000    435,168      435,168     831,670
     17   341,868      153,781      153,781      500,000      272,788      272,788   508,244    493,113      493,113     918,741
     18   372,191      161,386      161,386      500,000      297,056      297,056   539,800    556,834      556,834   1,011,859
     19   404,031      168,665      168,665      500,000      322,242      322,242   571,399    626,835      626,835   1,111,503
     20   437,463      175,635      175,635      500,000      348,391      348,391   603,153    703,752      703,752   1,218,374
 Age 60   285,484      137,707      137,707      500,000      227,207      227,207   500,000    382,472      382,472     750,103
 Age 65   437,463      175,635      175,635      500,000      348,391      348,391   603,153    703,752      703,752   1,218,374
 Age 70   631,430      205,724      205,724      500,000      496,198      496,198   768,723   1,221,587   1,221,587   1,892,515
 Age 75   878,986      223,612      223,612      500,000      671,305      671,305   943,505   2,040,672   2,040,672   2,868,124



(1) Assumes a $12,600.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums ar frequency or in different amounts.



(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse



    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL SURRENDERS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    TABLE 2
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                             SUN LIFE CORPORATE VUL
                          MALE, PREFERRED, GI, AGE 45
                         $500,000 SPECIFIED FACE AMOUNT
                           ANNUAL PREMIUM: $12,600.00
                             DEATH BENEFIT OPTION A
                          CASH VALUE ACCUMULATION TEST
                           GUARANTEED POLICY CHARGES



                                 HYPOTHETICAL 0%                     HYPOTHETICAL 6%                   HYPOTHETICAL 12%
                             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
          PREMIUMS                 NET -1.67%                           NET 4.27%                         NET 10.22%
          PAID PLUS    -----------------------------------    ------------------------------   ---------------------------------
          INTEREST       CASH                                   CASH                             CASH
 POLICY     AT 5%      SURRENDER     ACCOUNT       DEATH      SURRENDER    ACCOUNT    DEATH    SURRENDER    ACCOUNT      DEATH
  YEAR    PER YEAR       VALUE        VALUE       BENEFIT       VALUE       VALUE    BENEFIT     VALUE       VALUE      BENEFIT
 ------   ---------    ---------    ---------    ---------    ---------    -------   -------   ---------   ---------   ---------
      1    13,230        9,032        8,276      500,000        9,612       8,856    500,000     10,194        9,438     500,000
      2    27,121       17,029       16,273      500,000       18,707      17,951    500,000     20,457       19,701     500,000
      3    41,708       24,742       23,986      500,000       28,044      27,288    500,000     31,628       30,872     500,000
      4    57,023       31,415       31,415      500,000       36,877      36,877    500,000     43,048       43,048     500,000
      5    73,104       38,547       38,547      500,000       46,716      46,716    500,000     56,327       56,327     500,000
      6    89,989       45,378       45,378      500,000       56,812      56,812    500,000     70,827       70,827     500,000
      7   107,719       51,877       51,877      500,000       67,150      67,150    500,000     86,659       86,659     500,000
      8   126,335       59,117       59,117      500,000       78,881      78,881    500,000    105,186      105,186     500,000
      9   145,881       65,971       65,971      500,000       90,898      90,898    500,000    125,470      125,470     500,000
     10   166,406       72,409       72,409      500,000      103,191      103,191   500,000    147,703      147,703     500,000
     11   187,956       78,419       78,419      500,000      115,775      115,775   500,000    172,125      172,125     500,000
     12   210,584       83,983       83,983      500,000      128,657      128,657   500,000    199,004      199,004     500,000
     13   234,343       89,097       89,097      500,000      141,864      141,864   500,000    228,668      228,668     500,000
     14   259,290       93,746       93,746      500,000      155,420      155,420   500,000    261,355      261,355     526,198
     15   285,484       97,910       97,910      500,000      169,346      169,346   500,000    296,793      296,793     582,069
     16   312,989      101,548      101,548      500,000      183,656      183,656   500,000    335,147      335,147     640,514
     17   341,868      104,611      104,611      500,000      198,364      198,364   500,000    376,619      376,619     701,696
     18   372,191      107,033      107,033      500,000      213,483      213,483   500,000    421,411      421,411     765,772
     19   404,031      108,737      108,737      500,000      229,028      229,028   500,000    469,724      469,724     832,915
     20   437,463      109,643      109,643      500,000      245,032      245,032   500,000    521,777      521,777     903,330
 Age 60   285,484       97,910       97,910      500,000      169,346      169,346   500,000    296,793      296,793     582,069
 Age 65   437,463      109,643      109,643      500,000      245,032      245,032   500,000    521,777      521,777     903,330
 Age 70   631,430       99,524       99,524      500,000      334,006      334,006   517,451    847,422      847,422   1,312,849
 Age 75   878,986       50,408       50,408      500,000      431,135      431,135   605,952   1,308,631   1,308,631   1,839,255



(1) Assumes a $12,600.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums ar frequency or in different amounts.



(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse



    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL SURRENDERS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    TABLE 3
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                             SUN LIFE CORPORATE VUL
                          MALE, PREFERRED, GI, AGE 45
                         $50,000 SPECIFIED FACE AMOUNT
                         $450,000 APB RIDER FACE AMOUNT
                           ANNUAL PREMIUM: $12,600.00
                             DEATH BENEFIT OPTION A
                          CASH VALUE ACCUMULATION TEST
                             CURRENT POLICY CHARGES



                                 HYPOTHETICAL 0%                     HYPOTHETICAL 6%                   HYPOTHETICAL 12%
                             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
          PREMIUMS                 NET -1.38%                           NET 4.58%                         NET 10.25%
          PAID PLUS    -----------------------------------    ------------------------------   ---------------------------------
          INTEREST       CASH                                   CASH                             CASH
 POLICY     AT 5%      SURRENDER     ACCOUNT       DEATH      SURRENDER    ACCOUNT    DEATH    SURRENDER    ACCOUNT      DEATH
  YEAR    PER YEAR       VALUE        VALUE       BENEFIT       VALUE       VALUE    BENEFIT     VALUE       VALUE      BENEFIT
 ------   ---------    ---------    ---------    ---------    ---------    -------   -------   ---------   ---------   ---------
      1    13,230       11,200       10,813      500,000       11,879      11,492    500,000     12,558       12,170     500,000
      2    27,121       21,575       21,188      500,000       23,603      23,215    500,000     25,713       25,326     500,000
      3    41,708       31,603       31,216      500,000       35,660      35,273    500,000     40,052       39,665     500,000
      4    57,023       40,983       40,983      500,000       47,765      47,765    500,000     55,405       55,405     500,000
      5    73,104       50,534       50,534      500,000       60,759      60,759    500,000     72,745       72,745     500,000
      6    89,989       59,910       59,910      500,000       74,315      74,315    500,000     91,900       91,900     500,000
      7   107,719       69,134       69,134      500,000       88,489      88,489    500,000    113,095      113,095     500,000
      8   126,335       78,669       78,669      500,000      103,798      103,798   500,000    137,070      137,070     500,000
      9   145,881       88,007       88,007      500,000      119,771      119,771   500,000    163,580      163,580     500,000
     10   166,406       97,164       97,164      500,000      136,457      136,457   500,000    192,922      192,922     500,000
     11   187,956      106,531      106,531      500,000      154,479      154,479   500,000    226,294      226,294     500,000
     12   210,584      115,671      115,671      500,000      173,329      173,329   500,000    263,202      263,202     559,153
     13   234,343      124,584      124,584      500,000      193,061      193,061   500,000    303,874      303,874     628,324
     14   259,290      133,268      133,268      500,000      213,735      213,735   500,000    348,682      348,682     702,019
     15   285,484      141,765      141,765      500,000      235,450      235,450   500,000    398,086      398,086     780,726
     16   312,989      149,937      149,937      500,000      258,177      258,177   500,000    452,389      452,389     864,581
     17   341,868      157,817      157,817      500,000      281,904      281,904   525,228    512,098      512,098     954,114
     18   372,191      165,416      165,416      500,000      306,561      306,561   557,071    577,759      577,759   1,049,883
     19   404,031      172,693      172,693      500,000      332,149      332,149   588,966    649,889      649,889   1,152,383
     20   437,463      179,666      179,666      500,000      358,714      358,714   621,025    729,145      729,145   1,262,336
 Age 60   285,484      141,765      141,765      500,000      235,450      235,450   500,000    398,086      398,086     780,726
 Age 65   437,463      179,666      179,666      500,000      358,714      358,714   621,025    729,145      729,145   1,262,336
 Age 70   631,430      209,865      209,865      500,000      508,871      508,871   788,356   1,262,723   1,262,723   1,956,244
 Age 75   878,986      228,068      228,068      500,000      686,711      686,711   965,159   2,106,662   2,106,662   2,960,871



(1) Assumes a $12,600.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums ar frequency or in different amounts.



(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse



    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL SURRENDERS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    TABLE 4
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                             SUN LIFE CORPORATE VUL
                          MALE, PREFERRED, GI, AGE 45
                         $50,000 SPECIFIED FACE AMOUNT
                         $450,000 APB RIDER FACE AMOUNT
                           ANNUAL PREMIUM: $12,600.00
                             DEATH BENEFIT OPTION A
                          CASH VALUE ACCUMULATION TEST
                           GUARANTEED POLICY CHARGES



                                 HYPOTHETICAL 0%                     HYPOTHETICAL 6%                   HYPOTHETICAL 12%
                             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
          PREMIUMS                 NET -1.67%                           NET 4.27%                         NET 10.22%
          PAID PLUS    -----------------------------------    ------------------------------   ---------------------------------
          INTEREST       CASH                                   CASH                             CASH
 POLICY     AT 5%      SURRENDER     ACCOUNT       DEATH      SURRENDER    ACCOUNT    DEATH    SURRENDER    ACCOUNT      DEATH
  YEAR    PER YEAR       VALUE        VALUE       BENEFIT       VALUE       VALUE    BENEFIT     VALUE       VALUE      BENEFIT
 ------   ---------    ---------    ---------    ---------    ---------    -------   -------   ---------   ---------   ---------
      1    13,230        8,785        8,398      500,000        9,390       9,003    500,000      9,996        9,609     500,000
      2    27,121       16,865       16,478      500,000       18,602      18,215    500,000     20,416       20,029     500,000
      3    41,708       24,641       24,254      500,000       28,050      27,663    500,000     31,755       31,368     500,000
      4    57,023       31,727       31,727      500,000       37,358      37,358    500,000     43,730       43,730     500,000
      5    73,104       38,880       38,880      500,000       47,296      47,296    500,000     57,216       57,216     500,000
      6    89,989       45,707       45,707      500,000       57,487      57,487    500,000     71,956       71,956     500,000
      7   107,719       52,171       52,171      500,000       67,910      67,910    500,000     88,068       88,068     500,000
      8   126,335       58,707       58,707      500,000       79,047      79,047    500,000    106,220      106,220     500,000
      9   145,881       64,818       64,818      500,000       90,426      90,426    500,000    126,124      126,124     500,000
     10   166,406       70,466       70,466      500,000      102,033      102,033   500,000    147,984      147,984     500,000
     11   187,956       75,634       75,634      500,000      113,882      113,882   500,000    172,062      172,062     500,000
     12   210,584       80,292       80,292      500,000      125,979      125,979   500,000    198,656      198,656     500,000
     13   234,343       84,432       84,432      500,000      138,352      138,352   500,000    228,132      228,132     500,000
     14   259,290       88,029       88,029      500,000      151,023      151,023   500,000    260,757      260,757     524,994
     15   285,484       91,050       91,050      500,000      164,015      164,015   500,000    296,143      296,143     580,795
     16   312,989       93,436       93,436      500,000      177,339      177,339   500,000    334,441      334,441     639,166
     17   341,868       95,118       95,118      500,000      191,006      191,006   500,000    375,853      375,853     700,269
     18   372,191       96,001       96,001      500,000      205,027      205,027   500,000    420,580      420,580     764,262
     19   404,031       95,971       95,971      500,000      219,414      219,414   500,000    468,823      468,823     831,317
     20   437,463       94,910       94,910      500,000      234,198      234,198   500,000    520,801      520,801     901,640
 Age 60   285,484       91,050       91,050      500,000      164,015      164,015   500,000    296,143      296,143     580,795
 Age 65   437,463       94,910       94,910      500,000      234,198      234,198   500,000    520,801      520,801     901,640
 Age 70   631,430       69,658       69,658      500,000      316,817      316,817   500,000    845,976      845,976   1,310,609
 Age 75   878,986            0            0            0      412,159      412,159   579,281   1,306,525   1,306,525   1,836,295



(1) Assumes a $12,600.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums ar frequency or in different amounts.



(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse



    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL SURRENDERS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    TABLE 5
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                             SUN LIFE CORPORATE VUL
                          MALE, PREFERRED, MI, AGE 45
                         $500,000 SPECIFIED FACE AMOUNT
                           ANNUAL PREMIUM: $12,600.00
                             DEATH BENEFIT OPTION B
                             GUIDELINE PREMIUM TEST
                             CURRENT POLICY CHARGES
                           GUARANTEED POLICY CHARGES



                                 HYPOTHETICAL 0%                     HYPOTHETICAL 6%                   HYPOTHETICAL 12%
                             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
          PREMIUMS                 NET -1.38%                           NET 4.58%                         NET 10.55%
          PAID PLUS    -----------------------------------    ------------------------------   ---------------------------------
          INTEREST       CASH                                   CASH                             CASH
 POLICY     AT 5%      SURRENDER     ACCOUNT       DEATH      SURRENDER    ACCOUNT    DEATH    SURRENDER    ACCOUNT      DEATH
  YEAR    PER YEAR       VALUE        VALUE       BENEFIT       VALUE       VALUE    BENEFIT     VALUE       VALUE      BENEFIT
 ------   ---------    ---------    ---------    ---------    ---------    -------   -------   ---------   ---------   ---------
      1    13,230       11,122       10,366      510,366       11,767      11,011    511,011     12,412       11,656     511,656
      2    27,121       21,126       20,370      520,370       23,058      22,302    522,302     25,068       24,312     524,312
      3    41,708       30,838       30,082      530,082       34,708      33,952    533,952     38,896       38,140     538,140
      4    57,023       39,540       39,540      539,540       46,014      46,014    546,014     53,301       53,301     553,301
      5    73,104       48,766       48,766      548,766       58,524      58,524    558,524     69,953       69,953     569,953
      6    89,989       57,876       57,876      557,876       71,619      71,619    571,619     88,375       88,375     588,375
      7   107,719       66,771       66,771      566,771       85,223      85,223    585,223    108,645      108,645     608,645
      8   126,335       76,541       76,541      576,541      100,512      100,512   600,512    132,178      132,178     632,178
      9   145,881       86,051       86,051      586,051      116,372      116,372   616,372    158,060      158,060     658,060
     10   166,406       95,287       95,287      595,287      132,812      132,812   632,812    186,522      186,522     686,522
     11   187,956      104,623      104,623      604,623      150,411      150,411   650,411    218,657      218,657     718,657
     12   210,584      113,617      113,617      613,617      168,633      168,633   668,633    254,059      254,059     754,059
     13   234,343      122,229      122,229      622,229      187,465      187,465   687,465    293,043      293,043     793,043
     14   259,290      130,428      130,428      630,428      206,901      206,901   706,901    335,963      335,963     835,963
     15   285,484      138,223      138,223      638,223      226,978      226,978   726,978    383,260      383,260     883,260
     16   312,989      145,386      145,386      645,386      247,488      247,488   747,488    435,169      435,169     935,169
     17   341,868      152,077      152,077      652,077      268,612      268,612   768,612    492,359      492,359     992,359
     18   372,191      158,309      158,309      658,309      290,387      290,387   790,387    555,418      555,418   1,055,418
     19   404,031      164,001      164,001      664,001      312,761      312,761   812,761    624,902      624,902   1,124,902
     20   437,463      169,170      169,170      669,170      335,774      335,774   835,774    701,529      701,529   1,201,529
 Age 60   285,484      138,223      138,223      638,223      226,978      226,978   726,978    383,260      383,260     883,260
 Age 65   437,463      169,170      169,170      669,170      335,774      335,774   835,774    701,529      701,529   1,201,529
 Age 70   631,430      185,587      185,587      685,587      460,943      460,943   960,943   1,225,363   1,225,363   1,725,363
 Age 75   878,986      178,597      178,597      678,597      595,488      595,488   1,095,488 2,082,219   2,082,219   2,582,219



(1) Assumes a $12,600.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums ar frequency or in different amounts.



(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse



    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL SURRENDERS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    TABLE 6
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                             SUN LIFE CORPORATE VUL
                          MALE, PREFERRED, MI, AGE 45
                         $500,000 SPECIFIED FACE AMOUNT
                           ANNUAL PREMIUM: $12,600.00
                             DEATH BENEFIT OPTION B
                             GUIDELINE PREMIUM TEST
                           GUARANTEED POLICY CHARGES



                                 HYPOTHETICAL 0%                     HYPOTHETICAL 6%                   HYPOTHETICAL 12%
                             GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
          PREMIUMS                 NET -1.67%                           NET 4.27%                         NET 10.22%
          PAID PLUS    -----------------------------------    ------------------------------   ---------------------------------
          INTEREST       CASH                                   CASH                             CASH
 POLICY     AT 5%      SURRENDER     ACCOUNT       DEATH      SURRENDER    ACCOUNT    DEATH    SURRENDER    ACCOUNT      DEATH
  YEAR    PER YEAR       VALUE        VALUE       BENEFIT       VALUE       VALUE    BENEFIT     VALUE       VALUE      BENEFIT
 ------   ---------    ---------    ---------    ---------    ---------    -------   -------   ---------   ---------   ---------
      1    13,230        8,989        8,233      508,233        9,566       8,810    508,810     10,145        9,389     509,389
      2    27,121       16,900       16,144      516,144       18,564      17,808    517,808     20,299       19,543     519,543
      3    41,708       24,480       23,724      523,724       27,741      26,985    526,985     31,282       30,526     530,526
      4    57,023       30,968       30,968      530,968       36,341      36,341    536,341     42,411       42,411     542,411
      5    73,104       37,858       37,858      537,858       45,857      45,857    545,857     55,264       55,264     555,264
      6    89,989       44,383       44,383      544,383       55,523      55,523    555,523     69,169       69,169     569,169
      7   107,719       50,507       50,507      550,507       65,302      65,302    565,302     84,186       84,186     584,186
      8   126,335       57,284       57,284      557,284       76,311      76,311    576,311    101,607      101,607     601,607
      9   145,881       63,575       63,575      563,575       87,408      87,408    587,408    120,415      120,415     620,415
     10   166,406       69,338       69,338      569,338       98,545      98,545    598,545    140,700      140,700     640,700
     11   187,956       74,553       74,553      574,553      109,692      109,692   609,692    162,581      162,581     662,581
     12   210,584       79,188       79,188      579,188      120,811      120,811   620,811    186,179      186,179     686,179
     13   234,343       83,233       83,233      583,233      131,878      131,878   631,878    211,648      211,648     711,648
     14   259,290       86,664       86,664      586,664      142,856      142,856   642,856    239,144      239,144     739,144
     15   285,484       89,450       89,450      589,450      153,701      153,701   653,701    268,831      268,831     768,831
     16   312,989       91,538       91,538      591,538      164,339      164,339   664,339    300,864      300,864     800,864
     17   341,868       92,864       92,864      592,864      174,685      174,685   674,685    335,404      335,404     835,404
     18   372,191       93,348       93,348      593,348      184,629      184,629   684,629    372,609      372,609     872,609
     19   404,031       92,892       92,892      592,892      194,042      194,042   694,042    412,634      412,634     912,634
     20   437,463       91,408       91,408      591,408      202,793      202,793   702,793    455,656      455,656     955,656
 Age 60   285,484       89,450       89,450      589,450      153,701      153,701   653,701    268,831      268,831     768,831
 Age 65   437,463       91,408       91,408      591,408      202,793      202,793   702,793    455,656      455,656     955,656
 Age 70   631,430       66,120       66,120      566,120      232,267      232,267   732,267    724,008      724,008   1,224,008
 Age 75   878,986          103          103      500,103      219,755      219,755   719,755   1,104,772   1,104,772   1,604,772



(1) Assumes a $12,600.00 premium is paid at the beginning of each Policy Year. Values will be different if premiums ar frequency or in different amounts.



(2) Assumes that no policy loans have been made. Excessive loans or partial surrenders may cause this Policy to lapse



    THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS. THE CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL SURRENDERS WERE MADE. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

    A complete copy of the registration statement, of which this prospectus is a part, as well as additional information about us, the Policy, the Variable Account and the underlying Funds which may be of interest to you, is available on the SEC's Internet Web site (http//www.sec.gov). You may also review and copy this information at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for more information about the operation of the Public Reference Room. In addition, you may obtain copies of this information, upon payment of a fee, by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

                                          PART II

                          CONTENTS OF REGISTRATION STATEMENT

     This registration statement comprises the following papers and documents:

          The facing sheet.

          The prospectuses consisting of 98 pages.

          The undertaking to file reports.

          Representation of reasonableness of fees.

          The Rule 484 undertaking.

          The signatures.

          Written consents of the following persons:

               Margaret Sears Mead, Assistant Vice President and Secretary
                    (Exhibit 2)
               John E. Coleman, FSA, MAAA (Exhibit 6)
               Deloitte & Touche LLP, Independent Public Accountants (Exhibit 7)

          The following exhibits:

1. Copies of all exhibits required by paragraph A of instructions for Exhibits to Form N-8B-2:

   (1) Resolution of Board of Directors of Sun Life Assurance Company of Canada (U.S.), dated December 3, 1985, authorizing the establishment of Sun Life of Canada (U.S.) Variable Account G (1)

   (2)         Not Applicable

   (3)(a)      Principal Underwriting Agreement (2)

   (3)(b)      Form of Selling Agreements (2)

   (3)(c)      Schedule of Sales Commissions (3)

   (4)         Not Applicable

   (5)(a)      Form of Flexible Premium Variable Universal Life Insurance Policy
               (3)

   (5)(b)      Form of Additional Protection Benefit Rider (APB Rider) (3)

   (6)(a) Certificate of Incorporation of Sun Life Assurance Company of Canada (U.S.) (4)

   (6)(b)      Bylaws of Sun Life Assurance Company of Canada (U.S.) (4)

   (7)         Not Applicable.

   (8)(a)(i) Participation Agreement, dated as of February 17, 1998, by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.


   (8)(a)(ii) Amendment No. 1 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.


   (8)(a)(iii) Amendment No. 2 to Participation Agreement by and among AIM
               Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun
               Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.


   (8)(b)(i) Form of Participation Agreement by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., and Sun Life Assurance Company of Canada (U.S.)


   (8)(b)(ii) Amendment No. 1, effective May 1, 1999, to Participation Agreement by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., and Sun Life Assurance Company of Canada (U.S.)


   (8)(c) Participation Agreement, dated as of April 20, 1998, by and among T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Sun Life of Canada (U.S.)


   (8)(d)      Other Participation Agreements (3)

   (9)         Not Applicable.

     (10) Form of Application for Flexible Premium Variable Universal Life Insurance Policy (3)

     (11) Memorandum describing Sun Life Assurance Company of Canada (U.S.)'s Issuance, Transfer and Redemption Procedures (5)


2. Opinion and Consent of Counsel as to the Legality of the Securities Being Registered (6)

3.   None

4.   Not Applicable

5.   Not Applicable

6.   Opinion and Consent of John E. Coleman, FSA, MAAA

7.   Consent of Deloitte & Touche LLP, Independent Public Accountants


8.   Powers of Attorney (7)

____________

(1) Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-29852.

(2) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1998.


(3) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.


(4) Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-37907, filed with the Securities and Exchange Commission on October 14, 1997.


(5) Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, filed with the Securities and Exchange Commission on February 16, 1999.


(6) Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 1997.




(7) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on March 4, 1999.

                             UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                       REPRESENTATION OF REASONABLENESS OF FEES

     Sun Life Assurance Company of Canada (U.S.) hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Sun Life Assurance Company of Canada (U.S.).

                            UNDERTAKING ON INDEMNIFICATION

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to its certificate of incorporation, bylaws, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the act and will be governed by the final adjudication of such issue.

                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and attested, all in the Town of Wellesley, and the Commonwealth of Massachusetts, on the 30th day of April, 1999.

                                   SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
                                   (Registrant)

                                   By:  SUN LIFE ASSURANCE COMPANY OF
                                        CANADA (U.S.)
                                        (Depositor)

                                   By:  /s/ C. James Prieur
                                        ---------------------------------------
                                        C. James Prieur

Attest:   /s/ Ellen B. King
         --------------------------
         Ellen B. King, Secretary

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons and in the capacities and on the dates indicated.


 /s/ C. James Prieur            President and Director
--------------------------      (Principal Executive Officer)
C. James Prieur

 /s/ Robert P. Vrolyk           Vice President and Actuary
--------------------------      (Principal Financial &
Robert P. Vrolyk                Accounting Officer)

 * /s/ Donald A. Stewart        Chairman and Director
--------------------------
Donald A. Stewart

 * /s/ John D. McNeil           Director
--------------------------
John D. McNeil

 * /s/ M. Colyer Crum           Director
--------------------------
M. Colyer Crum

 * /s/ Richard B. Bailey        Director
--------------------------
Richard B. Bailey

 * /s/ David D. Horn            Director
--------------------------
David D. Horn

 * /s/ John S. Lane             Director
--------------------------
John S. Lane

 * /s/ Angus A. MacNaughton     Director
--------------------------
Angus A. MacNaughton

 * /s/ S. Caesar Raboy
--------------------------      Director
S. Caesar Raboy



By:  /s/ Ellen B. King                                         April 30, 1999
     --------------------------------
     Ellen B. King, Attorney-In-Fact


* By Ellen B. King pursuant to Powers of Attorney filed with Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on March 4, 1999.

                                    EXHIBIT INDEX


EXHIBIT NO.
1.A(1)         Resolution of Board of Directors of Sun Life Assurance Company of
               Canada (U.S.), dated December 3, 1985, authorizing the establishment of Sun Life of Canada (U.S.) Variable Account G*

1.A(3)(a)      Principal Underwriting Agreement*

1.A(3)(b)      Form of Selling Agreements*

1.A(3)(c)      Schedule of Sales Commissions*

1.A(5)(a)      Form of Flexible Premium Variable Universal Life Insurance Policy*

1.A(5)(b)      Form of Additional Protection Benefit Rider (APB Rider)*

1.A(6)(a)      Certificate of Incorporation of Sun Life Assurance Company of Canada
               (U.S.)*

1.A(6)(b)      Bylaws of Sun Life Assurance Company of Canada (U.S.)*


1.A(8)(a)(i)   Participation Agreement, dated as of February 17, 1998, by and among AIM Variable Insurance Funds, Inc., AIM Distributors,
               Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon
               Insurance Agency, Inc.


1.A(8)(a)(ii)  Amendment No. 1 to Participation Agreement by and among AIM
               Variable Insurance Funds, Inc., AIM Distributors Inc., Sun
               Life Assurance Company of Canada (U.S.), and Clarendon
               Insurance Agency, Inc.


1.A(8)(a)(iii) Amendment No. 2 to Participation Agreement by and among AIM
               Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life
               Assurance Company of Canada (U.S.), and Clarendon Insurance Agency,
               Inc.


1.A(8)(b)(i)   Form of Participation Agreement by and among Sun Capital
               Advisers Trust, Sun Capital Advisers, Inc., and Sun Life Assurance
               Company of Canada (U.S.)


1.A(8)(b)(ii)  Amendment No. 1, effective May 1, 1999, to Participation
               Agreement by and among Sun Capital Advisers Trust, Sun Capital
               Advisers, Inc., and Sun Life Assurance Company of Canada (U.S.)


1.A(8)(c)      Participation Agreement, dated as of April 20, 1998, by and among T. Rowe Price Equity Series, Inc., T. Rowe Price Investment
               Services,  Inc., and Sun Life of Canada (U.S.)


1.A(8)(d)      Other Participation Agreements*

1.A(10)        Form of Application for Flexible Premium Variable Universal Life
               Insurance Policy*

1.A(11)        Memorandum describing Sun Life Assurance Company of Canada (U.S.)'s
               Issuance, Transfer and Redemption Procedures*

2.             Opinion and Consent of Counsel as to the Legality of the Securities Being
               Registered*

6.             Opinion and Consent of John E. Coleman, FSA, MAAA

7.             Consent of Deloitte & Touche LLP, Independent Public Accountants


8.             Powers of Attorney*

__________

*    Incorporated herein by reference.